UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21475
RBC Funds Trust
(Exact name of registrant as specified in charter)

250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Address of principal executive offices) (Zip code)

Tara Tilbury
250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Name and address of agent for service)
Registrant's telephone number, including area code:
(612) 376-7132
Date of fiscal year end:
September 30, 2025
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
RBC SMID Cap Growth Fund
Class A / TMCAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class A/TMCAX)	$104	1.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mercury Systems and Alphatec Holdings were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in TechnipFMC was a positive contributor to relative performance.
Stock Selection	Negative	Overweight positions in Ameresco, Onto Innovation, and Haemonetics Corp. detracted from relative performance.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class A/TMCAX)— including sales load (5.75%)	-11.16%	7.19%	9.15%
RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load	-5.75%	8.47%	9.80%
S&P 500 Index (Regulatory Benchmark)	17.60%	16.47%	15.30%
Russell 2500 Growth Index (Strategy Benchmark)	12.62%	7.76%	10.93%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$128,289,028
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	23%
Total advisory fee paid (net of fee waivers/reimbursements)	$821,493
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.2%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Casey's General Stores, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
Mercury Systems, Inc.	2.2%
Stifel Financial Corp.	2.2%
ExlService Holdings, Inc.	2.1%
Burlington Stores, Inc.	2.1%
Woodward, Inc.	2.1%
Integer Holdings Corp.	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SMA-AR-09-25
RBC SMID Cap Growth Fund — Class A
RBC SMID Cap Growth Fund
Class I / TMCIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class I/TMCIX)	$80	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mercury Systems and Alphatec Holdings were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in TechnipFMC was a positive contributor to relative performance.
Stock Selection	Negative	Overweight positions in Ameresco, Onto Innovation, and Haemonetics Corp. detracted from relative performance.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class I/TMCIX)	-5.53%	8.73%	10.08%
S&P 500 Index (Regulatory Benchmark)	17.60%	16.47%	15.30%
Russell 2500 Growth Index (Strategy Benchmark)	12.62%	7.76%	10.93%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$128,289,028
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	23%
Total advisory fee paid (net of fee waivers/reimbursements)	$821,493
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.2%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Casey's General Stores, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
Mercury Systems, Inc.	2.2%
Stifel Financial Corp.	2.2%
ExlService Holdings, Inc.	2.1%
Burlington Stores, Inc.	2.1%
Woodward, Inc.	2.1%
Integer Holdings Corp.	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SMI-AR-09-25
RBC SMID Cap Growth Fund — Class I
RBC SMID Cap Growth Fund
Class R6 / RSMRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class R6/RSMRX)	$75	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mercury Systems and Alphatec Holdings were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in TechnipFMC was a positive contributor to relative performance.
Stock Selection	Negative	Overweight positions in Ameresco, Onto Innovation, and Haemonetics Corp. detracted from relative performance.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class R6/RSMRX)	-5.50%	8.80%	10.14%
S&P 500 Index (Regulatory Benchmark)	17.60%	16.47%	15.30%
Russell 2500 Growth Index (Strategy Benchmark)	12.62%	7.76%	10.93%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$128,289,028
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	23%
Total advisory fee paid (net of fee waivers/reimbursements)	$821,493
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	3.2%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
Casey's General Stores, Inc.	2.2%
Merit Medical Systems, Inc.	2.2%
Mercury Systems, Inc.	2.2%
Stifel Financial Corp.	2.2%
ExlService Holdings, Inc.	2.1%
Burlington Stores, Inc.	2.1%
Woodward, Inc.	2.1%
Integer Holdings Corp.	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
SMR-AR-09-25
RBC SMID Cap Growth Fund — Class R6
RBC BlueBay Strategic Income Fund
Class A / RBIAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class A/RBIAX)	$90	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. Technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including sales load (3.75%)	1.61%	4.47%(a)
RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load	6.09%	5.62%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.31%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	4.60%	3.86%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$81,247,620
Total number of portfolio holdings	246
Portfolio turnover rate as of the end of the reporting period	806%
Total advisory fee paid (net of fee waivers/reimbursements)	$138,480
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.5%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.4%
HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70	1.1%
Symetra Life Insurance Co., 6.55%, 10/1/55	1.1%
Edison International, Series A, 5.38%	1.1%
UBS Group AG, 7.00%	1.0%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
Oracle Corp., 6.10%, 9/26/65	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42	1.0%
Geographic Allocation
United States	72.0%
Europe	9.4%
North America	4.9%
Japan	3.8%
South America	3.6%
Asia	1.6%
Latin America	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BSIA-AR-09-25
RBC BlueBay Strategic Income Fund — Class A
RBC BlueBay Strategic Income Fund
Class I / RBSIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	$64	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. Technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.
Fund Performance
Growth of $ 1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	6.45%	5.90%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.31%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	4.60%	3.86%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$81,247,620
Total number of portfolio holdings	246
Portfolio turnover rate as of the end of the reporting period	806%
Total advisory fee paid (net of fee waivers/reimbursements)	$138,480
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.5%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.4%
HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70	1.1%
Symetra Life Insurance Co., 6.55%, 10/1/55	1.1%
Edison International, Series A, 5.38%	1.1%
UBS Group AG, 7.00%	1.0%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
Oracle Corp., 6.10%, 9/26/65	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42	1.0%
Geographic Allocation
United States	72.0%
Europe	9.4%
North America	4.9%
Japan	3.8%
South America	3.6%
Asia	1.6%
Latin America	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BSII-AR-09-25
RBC BlueBay Strategic Income Fund — Class I
RBC BlueBay Strategic Income Fund
Class R6 / RBSRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	$59	0.57%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. Technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.
Fund Performance
Growth of $ 1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	6.51%	5.95%(a)
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.31%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	4.60%	3.86%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$81,247,620
Total number of portfolio holdings	246
Portfolio turnover rate as of the end of the reporting period	806%
Total advisory fee paid (net of fee waivers/reimbursements)	$138,480
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.5%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.4%
HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70	1.1%
Symetra Life Insurance Co., 6.55%, 10/1/55	1.1%
Edison International, Series A, 5.38%	1.1%
UBS Group AG, 7.00%	1.0%
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55	1.0%
Oracle Corp., 6.10%, 9/26/65	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42	1.0%
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42	1.0%
Geographic Allocation
United States	72.0%
Europe	9.4%
North America	4.9%
Japan	3.8%
South America	3.6%
Asia	1.6%
Latin America	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BSIR-AR-09-25
RBC BlueBay Strategic Income Fund — Class R6

RBC BlueBay Impact Bond Fund
Class A / RIBAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class A/RIBAX)	$70	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark over the period.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed over the 12 month period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3. Solar asset-backed securities also detracted from performance.
Sector – Agency MBS	Positive	The fund’s agency mortgage-backed securities, which consists of specified pools, outperformed the generic agency mortgage-backed securities held in the benchmark.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including sales load (3.75%)	-1.94%	-1.78%	0.49%(a)
RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load	1.84%	-1.03%	0.99%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.65%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 18, 2017) and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$283,248,214
Total number of portfolio holdings	352
Portfolio turnover rate as of the end of the reporting period	63%
Total advisory fee paid (net of fee waivers/reimbursements)	$657,365
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BIMA-AR-09-25
RBC BlueBay Impact Bond Fund — Class A

RBC BlueBay Impact Bond Fund
Class I / RIBIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	$44	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark over the period.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed over the 12 month period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3. Solar asset-backed securities also detracted from performance.
Sector – Agency MBS	Positive	The fund’s agency mortgage-backed securities, which consists of specified pools, outperformed the generic agency mortgage-backed securities held in the benchmark.
Fund Performance
Growth of $ 1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	1.98%	-0.76%	1.27%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.65%
(a)	Commenced operations on December 18, 2017.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$283,248,214
Total number of portfolio holdings	352
Portfolio turnover rate as of the end of the reporting period	63%
Total advisory fee paid (net of fee waivers/reimbursements)	$657,365
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BIMI-AR-09-25
RBC BlueBay Impact Bond Fund — Class I

RBC BlueBay Impact Bond Fund
Class R6 / RIBRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	$39	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark over the period.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed over the 12 month period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3. Solar asset-backed securities also detracted from performance.
Sector – Agency MBS	Positive	The fund’s agency mortgage-backed securities, which consists of specified pools, outperformed the generic agency mortgage-backed securities held in the benchmark.
Fund Performance
Growth of $ 10,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	2.15%	-0.73%	1.32%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.65%
(a)	Commenced operations on December 18, 2017.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$283,248,214
Total number of portfolio holdings	352
Portfolio turnover rate as of the end of the reporting period	63%
Total advisory fee paid (net of fee waivers/reimbursements)	$657,365
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BIMR-AR-09-25
RBC BlueBay Impact Bond Fund — Class R6

RBC BlueBay Impact Bond Fund
Class Y / RIBYX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	$39	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark over the period.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed over the 12 month period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3. Solar asset-backed securities also detracted from performance.
Sector – Agency MBS	Positive	The fund’s agency mortgage-backed securities, which consists of specified pools, outperformed the generic agency mortgage-backed securities held in the benchmark.
Fund Performance
Growth of $ 5,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	2.03%	-0.38%(a)
Bloomberg US Aggregate Bond Index	2.88%	0.01%
(a)	The Fund’s Class Y shares commenced operations on April 12, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$283,248,214
Total number of portfolio holdings	352
Portfolio turnover rate as of the end of the reporting period	63%
Total advisory fee paid (net of fee waivers/reimbursements)	$657,365
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	1.9%
Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	1.8%
Amgen, Inc., 5.25%, 3/2/33	1.3%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.3%
New York State Electric & Gas Corp., 5.05%, 8/15/35	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.2%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
AT&T, Inc., 5.55%, 11/1/45	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BIMY-AR-09-25
RBC BlueBay Impact Bond Fund — Class Y
RBC BlueBay High Yield Bond Fund
Class A / RHYAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)	$84	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Credit selection was strong overall and was a primary contributor to the positive relative performance over the period.
Credit Selection	Positive	Credit selection within specific sectors such as Banking and Utilities was particularly additive to relative performance.
Credit Allocation	Positive	Overweight allocations to Telecommunications and Banking helped contribute to strong relative performance.
Credit Beta	Negative	Modest underweight allocation to aggregate credit risk hurt as it was a strong period for high yield bonds and spreads compressed.
Credit Allocation	Negative	Underweight allocations to Retail, Healthcare and Real Estate detracted, limiting strong relative performance.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)— including sales load (4.25%)	2.79%	4.39%	5.38%
RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load	7.35%	5.30%	5.84%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.45%	1.84%
ICE BofA US High Yield Index (Strategy Benchmark)	7.23%	5.53%	6.07%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$900,570,860
Total number of portfolio holdings	216
Portfolio turnover rate as of the end of the reporting period	107%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,984,471
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Energizer Holdings, Inc., 6.00%, 9/15/33	1.1%
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
WR Grace Holdings LLC, 6.63%, 8/15/32	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.9%
DISH DBS Corp., 5.75%, 12/1/28	0.9%
Carriage Services, Inc., 4.25%, 5/15/29	0.9%
Citigroup, Inc., Series GG, 6.88%	0.8%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30	0.8%
Vital Energy, Inc., 7.88%, 4/15/32	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BHYA-AR-09-25
RBC BlueBay High Yield Bond Fund — Class A
RBC BlueBay High Yield Bond Fund
Class I / RGHYX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	$58	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Credit selection was strong overall and was a primary contributor to the positive relative performance over the period.
Credit Selection	Positive	Credit selection within specific sectors such as Banking and Utilities was particularly additive to relative performance.
Credit Allocation	Positive	Overweight allocations to Telecommunications and Banking helped contribute to strong relative performance.
Credit Beta	Negative	Modest underweight allocation to aggregate credit risk hurt as it was a strong period for high yield bonds and spreads compressed.
Credit Allocation	Negative	Underweight allocations to Retail, Healthcare and Real Estate detracted, limiting strong relative performance.
Fund Performance
Growth of $ 1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	7.64%	5.55%	6.13%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.45%	1.84%
ICE BofA US High Yield Index (Strategy Benchmark)	7.23%	5.53%	6.07%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$900,570,860
Total number of portfolio holdings	216
Portfolio turnover rate as of the end of the reporting period	107%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,984,471
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Energizer Holdings, Inc., 6.00%, 9/15/33	1.1%
Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29	1.0%
WR Grace Holdings LLC, 6.63%, 8/15/32	0.9%
1261229 BC Ltd., 10.00%, 4/15/32	0.9%
DISH DBS Corp., 5.75%, 12/1/28	0.9%
Carriage Services, Inc., 4.25%, 5/15/29	0.9%
Citigroup, Inc., Series GG, 6.88%	0.8%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30	0.8%
Vital Energy, Inc., 7.88%, 4/15/32	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BHYI-AR-09-25
RBC BlueBay High Yield Bond Fund — Class I
RBC BlueBay Emerging Market Debt Fund
Class A / RESAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)	$109	1.04%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	The fund’s Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Country selection: Lebanon	Positive	The fund’s holdings in Lebanon performed well as defaulted bonds rallied hard from deeply distressed prices.
Country selection: Colombia	Positive	The fund’s overweight in Colombia performed well given the improving macro fundamentals.
Country Selection – Sri Lanka	Positive	The fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an IMF deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The fund had a number of hedges sovereign credit Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including sales load (4.25%)	4.48%	2.75%	4.06%
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load	9.09%	3.64%	4.51%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	2.40%	-1.56%	1.15%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	8.52%	2.27%	4.19%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$130,716,213
Total number of portfolio holdings	232
Portfolio turnover rate as of the end of the reporting period	90%
Total advisory fee paid (net of fee waivers/reimbursements)	$566,109
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 5.95%, 1/28/31	2.0%
Petroleos Mexicanos, 7.69%, 1/23/50	2.0%
Ecuador Government International Bond, 6.90%, 7/31/35	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Turkiye Government International Bond, 7.25%, 5/29/32	1.6%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.4%
Colombia Government International Bond, 3.25%, 4/22/32	1.2%
Oman Government International Bond, 6.75%, 1/17/48	1.2%
Geographic Allocation
Africa/Middle East	27.4%
South America	22.8%
Latin America	18.5%
Europe	13.3%
Asia	9.1%
United States	2.5%
Uzbekistan	1.8%
Serbia	0.7%
Benin	0.5%
Montenegro	0.5%
Senegal	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BEMA-AR-09-25
RBC BlueBay Emerging Market Debt Fund — Class A
RBC BlueBay Emerging Market Debt Fund
Class I / RBESX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	$82	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	The fund’s Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Country selection: Lebanon	Positive	The fund’s holdings in Lebanon performed well as defaulted bonds rallied hard from deeply distressed prices.
Country selection: Colombia	Positive	The fund’s overweight in Colombia performed well given the improving macro fundamentals.
Country Selection – Sri Lanka	Positive	The fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an IMF deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The fund had a number of hedges sovereign credit Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.
Fund Performance
Growth of $ 1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	9.30%	3.91%	4.79%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	2.40%	-1.56%	1.15%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	8.52%	2.27%	4.19%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$130,716,213
Total number of portfolio holdings	232
Portfolio turnover rate as of the end of the reporting period	90%
Total advisory fee paid (net of fee waivers/reimbursements)	$566,109
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 5.95%, 1/28/31	2.0%
Petroleos Mexicanos, 7.69%, 1/23/50	2.0%
Ecuador Government International Bond, 6.90%, 7/31/35	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Turkiye Government International Bond, 7.25%, 5/29/32	1.6%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.4%
Colombia Government International Bond, 3.25%, 4/22/32	1.2%
Oman Government International Bond, 6.75%, 1/17/48	1.2%
Geographic Allocation
Africa/Middle East	27.4%
South America	22.8%
Latin America	18.5%
Europe	13.3%
Asia	9.1%
United States	2.5%
Uzbekistan	1.8%
Serbia	0.7%
Benin	0.5%
Montenegro	0.5%
Senegal	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BEMI-AR-09-25
RBC BlueBay Emerging Market Debt Fund — Class I
RBC BlueBay Emerging Market Debt Fund
Class R6 / RBERX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	$76	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Country Selection - Ukraine	Positive	The fund’s Ukrainian bond holdings performed well on the back of improved investor confidence on the back of stronger Western financial support and debt restructuring negotiations.
Country selection: Lebanon	Positive	The fund’s holdings in Lebanon performed well as defaulted bonds rallied hard from deeply distressed prices.
Country selection: Colombia	Positive	The fund’s overweight in Colombia performed well given the improving macro fundamentals.
Country Selection – Sri Lanka	Positive	The fund’s overweight in Sri Lanka performed well as bonds gained on progress toward an IMF deal and debt restructuring framework with key creditors.
Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms and fiscal tightening.
Hedges	Negative	The fund had a number of hedges sovereign credit Credit Default Swaps (CDS), and given the strong risk sentiment and credit spread tightening environment this was a relative detractor.
Fund Performance
Growth of $ 1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	9.28%	3.97%	4.85%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	2.40%	-1.56%	1.15%
JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	8.52%	2.27%	4.19%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$130,716,213
Total number of portfolio holdings	232
Portfolio turnover rate as of the end of the reporting period	90%
Total advisory fee paid (net of fee waivers/reimbursements)	$566,109
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Petroleos Mexicanos, 5.95%, 1/28/31	2.0%
Petroleos Mexicanos, 7.69%, 1/23/50	2.0%
Ecuador Government International Bond, 6.90%, 7/31/35	1.7%
Morocco Government International Bond, 4.75%, 4/2/35	1.7%
Turkiye Government International Bond, 7.25%, 5/29/32	1.6%
Colombia Government International Bond, 7.75%, 11/7/36	1.6%
Turkey Government International Bond, 4.88%, 4/16/43	1.5%
Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.4%
Colombia Government International Bond, 3.25%, 4/22/32	1.2%
Oman Government International Bond, 6.75%, 1/17/48	1.2%
Geographic Allocation
Africa/Middle East	27.4%
South America	22.8%
Latin America	18.5%
Europe	13.3%
Asia	9.1%
United States	2.5%
Uzbekistan	1.8%
Serbia	0.7%
Benin	0.5%
Montenegro	0.5%
Senegal	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BEMR-AR-09-25
RBC BlueBay Emerging Market Debt Fund — Class R6
RBC BlueBay Core Plus Bond Fund
Class A / RCPAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)	$71	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)— including sales load (3.75%)	0.20%	0.34%(a)
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)	4.65%	1.45%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.31%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$73,602,288
Total number of portfolio holdings	249
Portfolio turnover rate as of the end of the reporting period	842%
Total advisory fee paid (net of fee waivers/reimbursements)	$(42,405)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.4%
Fannie Mae, (TBA), 3.00%, 10/1/55	2.3%
Fannie Mae, (TBA), 6.00%, 10/1/55	1.7%
Fannie Mae, (TBA), 3.50%, 10/1/55	1.5%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.4%
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.3%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.2%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.1%
Oracle Corp., 6.10%, 9/26/65	1.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BCPA-AR-09-25
RBC BlueBay Core Plus Bond Fund — Class A
RBC BlueBay Core Plus Bond Fund
Class I / RCPIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	$45	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.
Fund Performance
Growth of $ 1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	4.90%	1.71%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.31%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$73,602,288
Total number of portfolio holdings	249
Portfolio turnover rate as of the end of the reporting period	842%
Total advisory fee paid (net of fee waivers/reimbursements)	$(42,405)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.4%
Fannie Mae, (TBA), 3.00%, 10/1/55	2.3%
Fannie Mae, (TBA), 6.00%, 10/1/55	1.7%
Fannie Mae, (TBA), 3.50%, 10/1/55	1.5%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.4%
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.3%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.2%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.1%
Oracle Corp., 6.10%, 9/26/65	1.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BCPI-AR-09-25
RBC BlueBay Core Plus Bond Fund — Class I
RBC BlueBay Core Plus Bond Fund
Class R6 / RCPRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	$40	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Strong credit selection within both investment grade and high yield corporate bonds helped contribute to solid relative performance.
Issuer Specific	Positive	U.S. technology company Intel, along with their joint-venture Foundry, benefitted from positive news on direct U.S. government investments as well as strategic partnerships with Softbank and Nvidia.
Credit Alpha	Negative	Limiting outperformance was Fannie Mae TBAs (To Be Announced Securities) and CDX (Credit Default Swap Index) protection we owned as a partial hedge against cash bonds as spreads rallied.
Fund Performance
Growth of $ 1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	4.85%	1.73%(a)
Bloomberg US Aggregate Bond Index	2.88%	-0.31%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$73,602,288
Total number of portfolio holdings	249
Portfolio turnover rate as of the end of the reporting period	842%
Total advisory fee paid (net of fee waivers/reimbursements)	$(42,405)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.4%
Fannie Mae, (TBA), 3.00%, 10/1/55	2.3%
Fannie Mae, (TBA), 6.00%, 10/1/55	1.7%
Fannie Mae, (TBA), 3.50%, 10/1/55	1.5%
Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.4%
Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.3%
Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32	1.2%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.1%
Oracle Corp., 6.10%, 9/26/65	1.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BCPR-AR-09-25
RBC BlueBay Core Plus Bond Fund — Class R6
RBC BlueBay Access Capital Community Investment Fund
Class A / ACASX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)	$81	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Underweights	Negative	Asset-backed securities and non-agency collateralized mortgage-backed securities, sectors that are held in the benchmark but not in the fund, performed well over the 12 month period, which detracted from relative performance.
Agency MBS	Negative	The fund’s low coupon mortgage-backed securities prepaid more slowly than those in the benchmark, causing a slight lag on that portion of the portfolio.
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including sales load (3.75%)	-1.35%	-1.42%	0.36%
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load	2.55%	-0.65%	0.75%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.45%	1.84%
Bloomberg US Securitized Index (Strategy Benchmark)	3.48%	-0.05%	1.49%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$675,923,283
Total number of portfolio holdings	958
Portfolio turnover rate as of the end of the reporting period	109%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,773,126
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	6.4%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.9%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.4%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BACA-AR-09-25
RBC BlueBay Access Capital Community Investment Fund — Class A
RBC BlueBay Access Capital Community Investment Fund
Class I / ACCSX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	$46	0.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Underweights	Negative	Asset-backed securities and non-agency collateralized mortgage-backed securities, sectors that are held in the benchmark but not in the fund, performed well over the 12 month period, which detracted from relative performance.
Agency MBS	Negative	The fund’s low coupon mortgage-backed securities prepaid more slowly than those in the benchmark, causing a slight lag on that portion of the portfolio.
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark.
Fund Performance
Growth of $ 1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	2.78%	-0.31%	1.11%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.45%	1.84%
Bloomberg US Securitized Index (Strategy Benchmark)	3.48%	-0.05%	1.49%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$675,923,283
Total number of portfolio holdings	958
Portfolio turnover rate as of the end of the reporting period	109%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,773,126
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	6.4%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.9%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.4%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BACI-AR-09-25
RBC BlueBay Access Capital Community Investment Fund — Class I
RBC BlueBay Access Capital Community Investment Fund
Class IS / ACATX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	$41	0.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Underweights	Negative	Asset-backed securities and non-agency collateralized mortgage-backed securities, sectors that are held in the benchmark but not in the fund, performed well over the 12 month period, which detracted from relative performance.
Agency MBS	Negative	The fund’s low coupon mortgage-backed securities prepaid more slowly than those in the benchmark, causing a slight lag on that portion of the portfolio.
Income/Yield Advantage	Positive	The fund maintained a yield advantage relative to the benchmark.
Fund Performance
Growth of $ 2,500 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	2.96%	-0.24%	1.21%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	2.88%	-0.45%	1.84%
Bloomberg US Securitized Index (Strategy Benchmark)	3.48%	-0.05%	1.49%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$675,923,283
Total number of portfolio holdings	958
Portfolio turnover rate as of the end of the reporting period	109%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,773,126
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/1/55	6.4%
Fannie Mae, (TBA), 2.50%, 10/1/55	3.9%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.5%
Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.4%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.3%
Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.3%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BACIS-AR-09-25
RBC BlueBay Access Capital Community Investment Fund — Class IS
RBC BlueBay U.S. Government Money Market Fund
Class A / RGMXX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Class A/RGMXX)	$23	0.23%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,480,247,024
Total number of portfolio holdings	193
Total advisory fee paid	$14,996,037
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%
Money Market Maturity
Less than 8 days	59.9%
8 to 14 days	2.8%
15 to 30 days	10.4%
31 to 180 days	16.1%
Over 180 days	10.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BMMA-AR-09-25
RBC BlueBay U.S. Government Money Market Fund — Class A
RBC BlueBay U.S. Government Money Market Fund
Institutional Class 1 / TUGXX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 1/TUGXX)	$12	0.12%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,480,247,024
Total number of portfolio holdings	193
Total advisory fee paid	$14,996,037
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%
Money Market Maturity
Less than 8 days	59.9%
8 to 14 days	2.8%
15 to 30 days	10.4%
31 to 180 days	16.1%
Over 180 days	10.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BMM1-AR-09-25
RBC BlueBay U.S. Government Money Market Fund — Institutional Class 1
RBC BlueBay U.S. Government Money Market Fund
Institutional Class 2 / TIMXX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 2/TIMXX)	$28	0.27%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,480,247,024
Total number of portfolio holdings	193
Total advisory fee paid	$14,996,037
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%
Money Market Maturity
Less than 8 days	59.9%
8 to 14 days	2.8%
15 to 30 days	10.4%
31 to 180 days	16.1%
Over 180 days	10.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BMM2-AR-09-25
RBC BlueBay U.S. Government Money Market Fund — Institutional Class 2
RBC BlueBay U.S. Government Money Market Fund
Investor Class / TUIXX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Investor Class/TUIXX)	$102	1.00%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,480,247,024
Total number of portfolio holdings	193
Total advisory fee paid	$14,996,037
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TD Securities (USA), repo, 4.18%, 10/1/25	4.1%
Bank of Montreal, repo, 4.19%, 10/1/25	3.8%
Bank of America, National Association, repo, 4.20%, 10/1/25	3.2%
Goldman Sachs & Co. LLC, repo, 4.19%, 10/1/25	3.0%
Wells Fargo Securities LLC, repo, 4.15%, 10/6/25	2.7%
Wells Fargo Securities LLC, repo, 4.21%, 10/1/25	2.7%
Bank of Montreal, repo, 4.14%, 10/1/25	2.7%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
Citigroup Global Markets, Inc., repo, 4.20%, 10/1/25	1.9%
ING Financial Markets LLC, repo, 4.16%, 10/2/25	1.6%
Money Market Maturity
Less than 8 days	59.9%
8 to 14 days	2.8%
15 to 30 days	10.4%
31 to 180 days	16.1%
Over 180 days	10.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BMMI-AR-09-25
RBC BlueBay U.S. Government Money Market Fund — Investor Class

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item’s instructions .

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Margaret McCaffrey and James R. Seward are qualified to serve as an audit committee financial expert serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $370,350 for 2025 and $512,650 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $63,360 for 2025 and $60,900 for 2024.

Tax fees for both years relate to the review of the registrant’s tax returns and review of required shareholder distribution calculations. Amount requiring approval of the registrant’s audit committee is $0 and $0, respectively.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $15,750 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee (“Committee”) will review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Trust employ the Funds’ auditor to render “permissible non-audit services” to the Funds. A “permissible non-audit service” is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation. The Committee will also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an “Adviser-affiliated service provider”), employ the Funds’ auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor’s independence. (See also “Delegation” below.)

Pre-approval by the Committee of non-audit services is not required so long as:

(1)   (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided; or

(B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

(2)   such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

(3)   such services are promptly brought to the attention of the Committee and approved by the Committee or its delegate or delegates, as defined below, prior to the completion of the audit.

Delegation

The Committee may delegate to one or more of its members and/or to officers of the Trust the authority to pre-approve the auditor’s provision of audit services or permissible non-audit services to the Funds up to a predetermined amount. Any pre-approval determination made by a delegate will be presented to the full Committee at its next meeting. The Committee will communicate any pre-approval made by a delegate to the Trust’s fund accounting agent, which will ensure that the appropriate disclosure is made in the Funds’ periodic reports and other documents as required under the Federal securities laws.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A
(c)	0%
(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $618,000 for 2025 and $626,010 for 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Important Information For the year ended September 30, 2025 RBC BlueBay Access Capital Community Investment Fund RBC BlueBay Impact Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund

September 30, 2025

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 103.6%
Fannie Mae — 69.5%
$31,400,000	(TBA), 2.50%, 10/1/55	$26,453,998
53,500,000	(TBA), 2.00%, 10/1/55	43,120,946
38,876	Pool #258022, 5.50%, 5/1/34	40,304
35,205	Pool #258070, 5.00%, 6/1/34	35,802
38,399	Pool #258157, 5.00%, 8/1/34	39,054
60,969	Pool #258251, 5.50%, 1/1/35	63,204
72,002	Pool #258305, 5.00%, 3/1/35	73,341
43,403	Pool #258394, 5.00%, 5/1/35	44,208
32,305	Pool #258410, 5.00%, 4/1/35	32,904
68,676	Pool #258450, 5.50%, 8/1/35	71,306
113,317	Pool #258627, 5.50%, 2/1/36	117,652
14,191	Pool #258737, 5.50%, 12/1/35	14,748
15,424	Pool #259378, 6.00%, 12/1/31	15,918
10,094	Pool #259393, 6.00%, 1/1/32	10,417
25,450	Pool #259590, 5.50%, 11/1/32	26,203
53,662	Pool #259611, 5.50%, 11/1/32	55,124
19,899	Pool #259671, 5.50%, 2/1/33	20,488
47,917	Pool #259686, 5.50%, 3/1/33	49,335
37,139	Pool #259761, 5.00%, 6/1/33	37,709
50,751	Pool #259777, 5.00%, 7/1/33	51,531
30,718	Pool #259789, 5.00%, 7/1/33	31,189
31,508	Pool #259830, 5.00%, 8/1/33	31,991
20,497	Pool #259848, 5.00%, 9/1/33	20,812
45,198	Pool #259867, 5.50%, 10/1/33	46,533
23,529	Pool #259869, 5.50%, 10/1/33	24,224
22,027	Pool #259998, 5.00%, 3/1/34	22,401
237,140	Pool #470828, 3.53%, 3/1/32	228,943
17,733	Pool #579402, 6.50%, 4/1/31	18,582
15,603	Pool #583728, 6.50%, 6/1/31	16,351
5,454	Pool #590931, 6.50%, 7/1/31	5,715
23,426	Pool #607611, 6.50%, 11/1/31	24,548
22,906	Pool #644437, 6.50%, 6/1/32	24,097
468,152	Pool #663159, 5.00%, 7/1/32	474,939
21,991	Pool #670278, 5.50%, 11/1/32	22,642
574	Pool #676702, 5.50%, 11/1/32	589
31,228	Pool #677591, 5.50%, 12/1/32	32,079
126,440	Pool #695961, 5.50%, 1/1/33	129,884
80,309	Pool #696407, 5.50%, 4/1/33	82,680
216,581	Pool #702478, 5.50%, 6/1/33	222,984
68,222	Pool #702479, 5.00%, 6/1/33	69,269
23,153	Pool #723066, 5.00%, 4/1/33	23,508
99,383	Pool #723067, 5.50%, 5/1/33	102,322
92,112	Pool #723070, 4.50%, 5/1/33	92,392
112,945	Pool #727311, 4.50%, 9/1/33	113,291
81,987	Pool #727312, 5.00%, 9/1/33	83,248

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$ 41,896	Pool #727315, 6.00%, 10/1/33	$ 43,600
24,334	Pool #738589, 5.00%, 9/1/33	24,707
30,108	Pool #739269, 5.00%, 9/1/33	30,570
44,070	Pool #748041, 4.50%, 10/1/33	44,205
55,792	Pool #749891, 5.00%, 9/1/33	56,647
25,417	Pool #753533, 5.00%, 11/1/33	25,806
26,307	Pool #755679, 6.00%, 1/1/34	27,375
244,619	Pool #777621, 5.00%, 2/1/34	248,379
54,533	Pool #781741, 6.00%, 9/1/34	56,953
28,405	Pool #781959, 5.50%, 6/1/34	29,448
13,300	Pool #783893, 5.50%, 12/1/34	13,789
49,002	Pool #783929, 5.50%, 10/1/34	50,804
39,846	Pool #799548, 6.00%, 9/1/34	41,614
450,508	Pool #806754, 4.50%, 9/1/34	451,856
186,380	Pool #806757, 6.00%, 9/1/34	194,663
202,699	Pool #806761, 5.50%, 9/1/34	210,164
76,961	Pool #808205, 5.00%, 1/1/35	78,282
131,707	Pool #815009, 5.00%, 4/1/35	134,160
35,087	Pool #820336, 5.00%, 9/1/35	35,738
70,330	Pool #822008, 5.00%, 5/1/35	71,638
106,729	Pool #829276, 5.00%, 8/1/35	108,717
61,969	Pool #829649, 5.50%, 3/1/35	64,247
19,274	Pool #845245, 5.50%, 11/1/35	20,009
12,399	Pool #866969, 6.00%, 2/1/36	13,003
57,956	Pool #884693, 5.50%, 4/1/36	60,225
140,119	Pool #885724, 5.50%, 6/1/36	145,618
52,654	Pool #919368, 5.50%, 4/1/37	54,718
209,932	Pool #922582, 6.00%, 12/1/36	220,794
77,094	Pool #934941, 5.00%, 8/1/39	78,614
233,678	Pool #934942, 5.00%, 9/1/39	238,280
154,751	Pool #948600, 6.00%, 8/1/37	163,246
55,023	Pool #952678, 6.50%, 8/1/37	59,139
73,613	Pool #986239, 6.00%, 7/1/38	77,649
96,661	Pool #986957, 5.50%, 7/1/38	100,407
128,780	Pool #990617, 5.50%, 9/1/38	133,746
120,047	Pool #AA0645, 4.50%, 3/1/39	120,101
102,498	Pool #AA3207, 4.50%, 3/1/39	102,544
83,725	Pool #AA7042, 4.50%, 6/1/39	83,762
202,958	Pool #AA7658, 4.00%, 6/1/39	197,816
541,581	Pool #AB7798, 3.00%, 1/1/43	497,579
742,228	Pool #AB9204, 3.00%, 4/1/43	683,763
54,239	Pool #AC1463, 5.00%, 8/1/39	55,309
205,469	Pool #AC2109, 4.50%, 7/1/39	205,561
210,032	Pool #AC4395, 5.00%, 9/1/39	214,174
78,779	Pool #AC5329, 5.00%, 10/1/39	80,332
159,266	Pool #AC6305, 5.00%, 11/1/39	162,402
113,298	Pool #AC6307, 5.00%, 12/1/39	115,532
176,537	Pool #AC6790, 5.00%, 12/1/39	180,014

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$251,979	Pool #AC7199, 5.00%, 12/1/39	$256,956
236,395	Pool #AD1470, 5.00%, 2/1/40	241,166
467,977	Pool #AD1471, 4.50%, 2/1/40	468,190
320,968	Pool #AD1585, 4.50%, 2/1/40	321,114
279,817	Pool #AD1586, 5.00%, 1/1/40	285,324
178,848	Pool #AD1638, 4.50%, 2/1/40	179,529
114,007	Pool #AD1640, 4.50%, 3/1/40	114,442
442,141	Pool #AD1942, 4.50%, 1/1/40	442,342
132,381	Pool #AD1988, 4.50%, 2/1/40	132,441
145,435	Pool #AD2896, 5.00%, 3/1/40	148,915
4,467	Pool #AD4456, 4.50%, 4/1/40	4,484
284,247	Pool #AD4458, 4.50%, 4/1/40	285,330
154,891	Pool #AD4940, 4.50%, 6/1/40	155,481
52,153	Pool #AD4946, 4.50%, 6/1/40	52,352
97,549	Pool #AD5728, 5.00%, 4/1/40	99,884
43,327	Pool #AD7242, 4.50%, 7/1/40	43,492
74,302	Pool #AD7256, 4.50%, 7/1/40	74,584
115,184	Pool #AD7271, 4.50%, 7/1/40	115,624
215,196	Pool #AD7272, 4.50%, 7/1/40	216,015
72,429	Pool #AD8960, 5.00%, 6/1/40	74,421
269,770	Pool #AD9614, 4.50%, 8/1/40	270,798
584,244	Pool #AE2012, 4.00%, 9/1/40	569,253
96,271	Pool #AE2023, 4.00%, 9/1/40	93,801
150,973	Pool #AE5432, 4.00%, 10/1/40	147,106
271,270	Pool #AE5435, 4.50%, 9/1/40	272,312
84,341	Pool #AE5806, 4.50%, 9/1/40	84,661
239,884	Pool #AE5861, 4.00%, 10/1/40	233,729
107,066	Pool #AE5862, 4.00%, 10/1/40	104,324
221,390	Pool #AE6850, 4.00%, 10/1/40	215,710
125,386	Pool #AE7699, 4.00%, 11/1/40	122,179
338,625	Pool #AE7703, 4.00%, 10/1/40	329,966
103,480	Pool #AH0300, 4.00%, 11/1/40	100,829
89,584	Pool #AH0301, 3.50%, 11/1/40	85,347
97,034	Pool #AH0306, 4.00%, 12/1/40	94,545
301,595	Pool #AH0508, 4.00%, 11/1/40	293,857
391,397	Pool #AH0537, 4.00%, 12/1/40	381,372
449,827	Pool #AH0914, 4.50%, 11/1/40	451,541
219,354	Pool #AH0917, 4.00%, 12/1/40	213,726
177,692	Pool #AH1077, 4.00%, 1/1/41	173,137
160,278	Pool #AH2973, 4.00%, 12/1/40	156,167
190,085	Pool #AH2980, 4.00%, 1/1/41	185,217
459,659	Pool #AH5656, 4.00%, 1/1/41	447,887
249,561	Pool #AH5658, 4.00%, 2/1/41	243,158
175,912	Pool #AH5662, 4.00%, 2/1/41	171,400
12,257	Pool #AH5882, 4.00%, 2/1/26	12,208
133,573	Pool #AH6764, 4.00%, 3/1/41	130,146
380,903	Pool #AH6768, 4.00%, 3/1/41	371,465

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$ 259,335	Pool #AH7281, 4.00%, 3/1/41	$ 254,198
93,808	Pool #AH7526, 4.50%, 3/1/41	93,591
252,292	Pool #AH7537, 4.00%, 3/1/41	246,041
120,016	Pool #AH8878, 4.50%, 4/1/41	119,738
59,774	Pool #AH8885, 4.50%, 4/1/41	59,636
5,707	Pool #AH9050, 3.50%, 2/1/26	5,681
297,865	Pool #AI0114, 4.00%, 3/1/41	290,484
208,485	Pool #AI1846, 4.50%, 5/1/41	208,002
236,198	Pool #AI1847, 4.50%, 5/1/41	235,651
334,401	Pool #AI1848, 4.50%, 5/1/41	333,627
245,965	Pool #AI1849, 4.50%, 5/1/41	245,395
148,405	Pool #AJ0651, 4.00%, 8/1/41	145,466
488,463	Pool #AJ9133, 4.00%, 1/1/42	476,359
177,199	Pool #AK6715, 3.50%, 3/1/42	167,360
298,051	Pool #AK6716, 3.50%, 3/1/42	281,502
144,761	Pool #AK6718, 3.50%, 2/1/42	137,697
201,832	Pool #AM6907, 3.68%, 10/1/32	193,627
350,000	Pool #AN0360, 3.95%, 12/1/45	296,854
833,695	Pool #AN2746, 2.30%, 9/1/26	820,298
753,976	Pool #AN5053, 3.34%, 4/1/27	746,634
186,064	Pool #AN6580, 3.36%, 9/1/29	181,752
850,085	Pool #AN7154, 3.21%, 10/1/32	799,600
1,941,894	Pool #AN8055, 3.05%, 1/1/30	1,867,926
1,468,075	Pool #AN8121, 3.16%, 1/1/35	1,317,366
479,385	Pool #AN8915, 3.48%, 4/1/30	467,557
159,021	Pool #AO2923, 3.50%, 5/1/42	151,388
503,097	Pool #AO8029, 3.50%, 7/1/42	478,539
112,117	Pool #AP7483, 3.50%, 9/1/42	106,689
56,745	Pool #AQ6710, 2.50%, 10/1/27	55,863
514,088	Pool #AQ7193, 3.50%, 7/1/43	488,005
83,578	Pool #AR6928, 3.00%, 3/1/43	77,011
705,902	Pool #AS3494, 4.00%, 10/1/44	681,400
169,019	Pool #AS3929, 4.00%, 12/1/44	164,097
203,697	Pool #AS4070, 4.00%, 12/1/44	195,521
133,449	Pool #AS4390, 3.50%, 2/1/45	126,160
154,037	Pool #AS4732, 3.50%, 4/1/45	144,901
442,899	Pool #AS4905, 3.50%, 4/1/45	416,373
680,401	Pool #AS5341, 3.50%, 7/1/45	636,114
228,191	Pool #AS5576, 4.00%, 8/1/45	220,200
370,351	Pool #AS5919, 3.50%, 9/1/45	348,916
196,675	Pool #AS6303, 4.00%, 11/1/45	189,790
390,580	Pool #AS6778, 3.50%, 3/1/46	365,267
241,428	Pool #AS6958, 3.50%, 4/1/46	226,077
674,103	Pool #AS7138, 3.50%, 5/1/46	629,799
349,628	Pool #AS7139, 3.50%, 5/1/46	326,649
635,392	Pool #AS7334, 3.00%, 6/1/46	575,576
521,203	Pool #AS7335, 3.00%, 5/1/46	471,406
297,241	Pool #AS7336, 3.00%, 6/1/46	263,052

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$1,134,628	Pool #AS7504, 3.00%, 7/1/46	$1,026,223
411,705	Pool #AS7516, 3.00%, 7/1/46	372,369
270,114	Pool #AS7517, 3.00%, 6/1/46	245,090
111,270	Pool #AS7518, 3.00%, 7/1/46	101,028
138,132	Pool #AS7674, 3.00%, 8/1/46	124,935
894,292	Pool #AS7676, 3.00%, 8/1/46	808,848
216,204	Pool #AS8289, 3.00%, 10/1/46	195,547
477,275	Pool #AS8633, 3.50%, 1/1/47	445,907
280,759	Pool #AS8776, 3.50%, 2/1/47	262,307
311,542	Pool #AS9381, 4.00%, 4/1/47	299,397
148,062	Pool #AS9549, 4.00%, 5/1/47	142,473
185,295	Pool #AS9550, 4.00%, 5/1/47	177,678
175,867	Pool #AS9825, 4.00%, 6/1/47	169,011
385,224	Pool #AT2688, 3.00%, 5/1/43	354,832
118,580	Pool #AT3963, 2.50%, 3/1/28	116,411
40,220	Pool #AT7873, 2.50%, 6/1/28	39,493
11,118	Pool #AU0971, 3.50%, 8/1/43	10,554
327,890	Pool #AU2165, 3.50%, 7/1/43	311,254
296,194	Pool #AU2188, 3.50%, 8/1/43	281,166
228,512	Pool #AU7003, 4.00%, 11/1/43	222,985
159,085	Pool #AU7005, 4.00%, 11/1/43	155,178
48,772	Pool #AV0679, 4.00%, 12/1/43	47,609
232,245	Pool #AV9282, 4.00%, 2/1/44	225,576
119,802	Pool #AW1565, 4.00%, 4/1/44	116,434
502,831	Pool #AW5046, 4.00%, 7/1/44	488,392
72,547	Pool #AW5047, 4.00%, 7/1/44	70,610
94,527	Pool #AW7040, 4.00%, 6/1/44	91,914
607,071	Pool #AX2884, 3.50%, 11/1/44	566,874
417,711	Pool #AX4860, 3.50%, 12/1/44	394,659
508,153	Pool #AY1389, 3.50%, 4/1/45	475,078
64,245	Pool #AY3435, 3.50%, 5/1/45	60,663
319,596	Pool #AY5571, 3.50%, 6/1/45	298,794
239,215	Pool #BC0802, 3.50%, 4/1/46	223,712
180,748	Pool #BC0804, 3.50%, 4/1/46	168,868
206,408	Pool #BC1135, 3.00%, 6/1/46	187,408
633,170	Pool #BD5021, 3.50%, 2/1/47	591,846
859,576	Pool #BD7140, 4.00%, 4/1/47	824,283
786,175	Pool #BE4232, 3.00%, 12/1/46	711,062
162,608	Pool #BE9743, 3.50%, 4/1/47	151,652
445,162	Pool #BH2665, 3.50%, 9/1/47	414,463
97,287	Pool #BH4659, 4.00%, 6/1/47	93,993
243,304	Pool #BJ0657, 4.00%, 2/1/48	232,842
221,578	Pool #BJ2670, 4.00%, 4/1/48	212,035
698,612	Pool #BJ5158, 4.00%, 4/1/48	668,526
279,206	Pool #BK7685, 4.00%, 10/1/48	267,182
398,469	Pool #BK7924, 4.00%, 11/1/48	383,165
888,961	Pool #BL4589, 2.45%, 10/1/29	839,395

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$8,920,000	Pool #BL4650, 2.30%, 10/1/31	$8,048,582
433,227	Pool #BL5454, 2.77%, 1/1/35	384,500
95,412	Pool #BO1263, 3.50%, 6/1/49	88,860
412,649	Pool #BO3599, 3.00%, 9/1/49	367,788
532,562	Pool #BO5263, 3.00%, 9/1/49	474,664
2,103,894	Pool #BO6771, 2.50%, 5/1/51	1,786,364
364,361	Pool #BP3417, 2.50%, 5/1/51	309,257
523,695	Pool #BP8731, 2.50%, 6/1/50	449,726
632,894	Pool #BP8741, 2.50%, 6/1/50	539,361
1,389,398	Pool #BQ4469, 2.00%, 2/1/51	1,130,180
454,563	Pool #BQ4493, 1.50%, 2/1/51	349,763
903,016	Pool #BQ7523, 2.00%, 11/1/50	735,487
647,439	Pool #BQ7524, 2.50%, 10/1/50	555,189
3,939,386	Pool #BR0940, 2.00%, 4/1/51	3,201,704
767,860	Pool #BR1037, 2.50%, 5/1/51	651,971
1,818,955	Pool #BR1113, 2.00%, 11/1/50	1,480,864
752,919	Pool #BR1114, 1.50%, 11/1/50	579,390
263,075	Pool #BR1115, 2.50%, 12/1/50	223,789
1,044,396	Pool #BR2051, 2.50%, 6/1/51	886,447
2,321,517	Pool #BR2234, 2.50%, 8/1/51	1,968,985
856,903	Pool #BR3565, 2.00%, 1/1/51	697,331
695,460	Pool #BR3566, 2.50%, 12/1/50	595,937
206,518	Pool #BR7088, 2.00%, 3/1/51	167,918
985,187	Pool #BS0345, 1.61%, 1/1/36	784,122
2,683,268	Pool #BS0391, 1.63%, 1/1/33	2,264,615
500,000	Pool #BS0915, 1.62%, 3/1/31	429,138
1,000,000	Pool #BS1281, 1.59%, 3/1/31	871,855
180,891	Pool #BS1326, 1.19%, 3/1/26	178,277
1,805,786	Pool #BS1482, 1.61%, 3/1/31	1,594,627
693,809	Pool #BS1524, 2.01%, 3/1/33	597,726
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,335,510
937,366	Pool #BS4422, 2.59%, 3/1/32	854,797
992,260	Pool #BS5203, 2.41%, 4/1/32	893,374
232,362	Pool #BS5840, 3.78%, 7/1/32	220,850
669,000	Pool #BS6083, 4.38%, 7/1/32	662,069
400,000	Pool #BS6178, 3.41%, 7/1/29	389,247
994,981	Pool #BS8302, 4.61%, 4/1/28	1,007,502
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,765,022
523,868	Pool #BS8518, 4.30%, 5/1/28	527,315
600,000	Pool #BS9972, 5.76%, 11/1/28	626,147
1,686,883	Pool #BT6821, 2.50%, 10/1/51	1,429,678
1,171,962	Pool #BT8237, 4.00%, 6/1/52	1,109,557
229,206	Pool #BT8243, 4.00%, 6/1/52	216,966
1,042,324	Pool #BU1334, 2.50%, 2/1/52	882,106
1,719,915	Pool #BU1337, 3.00%, 2/1/52	1,521,204
185,238	Pool #BV4205, 3.00%, 2/1/52	163,296
2,143,401	Pool #BV8876, 3.50%, 4/1/52	1,964,858
4,203,000	Pool #BZ2936, 4.58%, 1/1/30	4,274,001

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$531,574	Pool #CA0114, 3.50%, 8/1/47	$494,916
531,252	Pool #CA0334, 3.50%, 9/1/47	494,692
150,352	Pool #CA0536, 3.50%, 10/1/47	140,005
558,644	Pool #CA0551, 4.00%, 10/1/47	535,707
240,432	Pool #CA0565, 3.50%, 10/1/47	224,233
224,692	Pool #CA0743, 3.50%, 11/1/47	209,553
609,771	Pool #CA0825, 3.50%, 12/1/47	567,721
595,295	Pool #CA0981, 3.50%, 12/1/47	554,242
176,166	Pool #CA1070, 3.50%, 1/1/48	163,988
449,769	Pool #CA1115, 3.50%, 1/1/48	418,752
704,643	Pool #CA1130, 3.50%, 1/1/48	656,050
172,988	Pool #CA1131, 3.50%, 2/1/48	161,029
270,524	Pool #CA1132, 3.50%, 1/1/48	251,868
194,854	Pool #CA1144, 3.50%, 2/1/48	181,417
72,889	Pool #CA1152, 3.50%, 2/1/48	67,863
372,487	Pool #CA1160, 3.50%, 2/1/48	347,390
400,718	Pool #CA1161, 3.50%, 2/1/48	372,436
258,650	Pool #CA1338, 4.00%, 3/1/48	247,529
516,569	Pool #CA1339, 3.50%, 3/1/48	480,110
165,155	Pool #CA1418, 4.00%, 3/1/48	158,054
174,896	Pool #CA1468, 4.00%, 3/1/48	167,779
446,391	Pool #CA1469, 4.00%, 3/1/48	427,197
157,513	Pool #CA1471, 4.00%, 3/1/48	151,463
688,130	Pool #CA1507, 4.00%, 4/1/48	658,497
373,242	Pool #CA1610, 3.50%, 3/1/48	346,900
378,111	Pool #CA1611, 4.00%, 4/1/48	361,828
382,775	Pool #CA1612, 3.50%, 4/1/48	355,833
205,760	Pool #CA1613, 4.00%, 4/1/48	196,899
180,155	Pool #CA2381, 4.00%, 9/1/48	172,824
201,358	Pool #CA2440, 4.00%, 9/1/48	192,700
160,966	Pool #CA2441, 4.00%, 10/1/48	154,783
154,244	Pool #CA2442, 4.00%, 10/1/48	148,320
191,853	Pool #CA2443, 4.00%, 10/1/48	184,045
181,885	Pool #CA2468, 4.00%, 10/1/48	174,483
433,264	Pool #CA2594, 4.00%, 11/1/48	417,164
233,265	Pool #CA2913, 4.00%, 1/1/49	223,220
292,762	Pool #CA3042, 4.00%, 1/1/49	280,146
333,212	Pool #CA3043, 4.00%, 2/1/49	319,652
161,095	Pool #CA3045, 4.50%, 1/1/49	159,467
26,103	Pool #CA3132, 4.00%, 2/1/49	25,062
149,354	Pool #CA3557, 3.50%, 5/1/49	138,688
335,963	Pool #CA3628, 3.50%, 6/1/49	310,583
185,055	Pool #CA3793, 3.50%, 6/1/49	171,533
126,996	Pool #CA3936, 3.50%, 7/1/49	117,716
393,679	Pool #CA4043, 3.00%, 8/1/49	350,879
463,503	Pool #CA4320, 3.00%, 9/1/49	413,113
302,942	Pool #CA5106, 3.00%, 1/1/50	270,007

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$ 265,342	Pool #CA5132, 3.00%, 2/1/50	$ 236,495
645,983	Pool #CA5309, 3.00%, 3/1/50	575,270
508,782	Pool #CA5312, 3.00%, 3/1/50	453,088
1,073,452	Pool #CA6151, 2.50%, 6/1/50	915,143
269,787	Pool #CA6251, 3.00%, 6/1/50	240,764
999,516	Pool #CA6263, 2.50%, 7/1/50	851,802
2,146,093	Pool #CA6967, 2.00%, 9/1/50	1,749,441
1,290,107	Pool #CA6968, 2.00%, 9/1/50	1,051,213
1,005,081	Pool #CA6969, 2.00%, 9/1/50	819,317
1,211,629	Pool #CA6971, 2.50%, 9/1/50	1,031,442
1,003,577	Pool #CA6972, 2.50%, 8/1/50	854,641
941,184	Pool #CA6973, 2.50%, 9/1/50	801,508
863,895	Pool #CA7258, 2.50%, 9/1/50	735,421
1,107,768	Pool #CA7259, 2.50%, 9/1/50	943,026
1,349,158	Pool #CA7317, 2.00%, 10/1/50	1,098,859
1,694,034	Pool #CA7549, 2.00%, 10/1/50	1,379,753
1,342,237	Pool #CA7917, 2.00%, 11/1/50	1,103,843
657,706	Pool #CA8069, 1.50%, 12/1/50	506,096
996,603	Pool #CA8070, 2.00%, 12/1/50	811,364
3,478,427	Pool #CA8077, 2.00%, 12/1/50	2,831,888
602,728	Pool #CA8425, 1.50%, 12/1/50	466,450
981,481	Pool #CA8432, 2.00%, 12/1/50	798,710
1,269,890	Pool #CA8685, 1.50%, 1/1/51	977,163
3,913,525	Pool #CA9048, 2.00%, 2/1/51	3,183,385
268,568	Pool #CB0245, 2.50%, 4/1/51	228,034
691,504	Pool #CB0437, 2.50%, 5/1/51	587,139
588,707	Pool #CB0480, 2.50%, 5/1/51	499,674
87,733	Pool #CB0576, 2.50%, 5/1/51	74,954
250,033	Pool #CB0582, 2.50%, 5/1/51	212,219
1,582,809	Pool #CB0688, 2.50%, 6/1/51	1,343,433
405,992	Pool #CB0689, 2.50%, 6/1/51	344,592
823,656	Pool #CB0972, 2.50%, 6/1/51	698,836
453,619	Pool #CB1003, 2.50%, 7/1/51	384,875
254,747	Pool #CB1010, 2.50%, 7/1/51	216,142
1,134,587	Pool #CB1060, 2.00%, 7/1/51	920,543
935,903	Pool #CB1515, 2.50%, 8/1/51	793,492
1,154,314	Pool #CB1809, 2.50%, 10/1/51	978,312
750,394	Pool #CB1956, 2.50%, 10/1/51	640,697
761,691	Pool #CB2029, 2.50%, 11/1/51	645,317
1,664,576	Pool #CB2205, 2.50%, 11/1/51	1,409,741
674,019	Pool #CB2268, 2.50%, 12/1/51	570,831
456,666	Pool #CB2467, 2.50%, 12/1/51	386,612
1,598,115	Pool #CB2515, 2.50%, 12/1/51	1,352,960
2,547,115	Pool #CB2761, 3.00%, 2/1/52	2,252,833
5,164,146	Pool #CB2797, 3.00%, 2/1/52	4,567,505
4,818,177	Pool #CB2938, 3.00%, 2/1/52	4,247,450
1,119,968	Pool #CB3052, 3.00%, 2/1/52	987,304
857,857	Pool #CB3249, 3.00%, 4/1/52	757,563

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$ 1,677,685	Pool #CB3281, 3.50%, 4/1/52	$ 1,537,935
410,789	Pool #CB3413, 3.50%, 4/1/52	378,371
752,710	Pool #CB3489, 2.50%, 4/1/52	637,227
619,685	Pool #CB3490, 3.00%, 4/1/52	546,137
6,726,423	Pool #CB3797, 4.00%, 6/1/52	6,368,253
4,473,374	Pool #CB4056, 4.50%, 7/1/52	4,361,594
2,820,428	Pool #CB4208, 4.50%, 7/1/52	2,749,951
2,173,141	Pool #CB4272, 4.50%, 7/1/52	2,118,503
8,430,422	Pool #CB4314, 4.50%, 8/1/52	8,218,459
10,705,433	Pool #CB4463, 4.50%, 8/1/52	10,434,615
315,297	Pool #CB4473, 4.50%, 8/1/52	307,542
4,463,761	Pool #CB4539, 4.50%, 9/1/52	4,350,840
4,207,691	Pool #CB4595, 4.00%, 9/1/52	3,981,685
5,190,820	Pool #CB4767, 5.00%, 9/1/52	5,179,266
2,494,272	Pool #CB4966, 5.50%, 10/1/52	2,530,036
1,573,844	Pool #CB4967, 5.50%, 10/1/52	1,597,867
8,785,639	Pool #CB5037, 5.50%, 11/1/52	8,911,612
3,515,853	Pool #CB5048, 6.00%, 11/1/52	3,608,400
5,031,577	Pool #CB5166, 6.00%, 11/1/52	5,166,466
2,546,745	Pool #CB5199, 6.00%, 11/1/52	2,612,111
1,968,577	Pool #CB5202, 6.50%, 11/1/52	2,043,186
316,061	Pool #CB5220, 6.50%, 12/1/52	328,039
2,858,089	Pool #CB5343, 6.00%, 12/1/52	2,933,322
257,487	Pool #CB5344, 6.50%, 12/1/52	269,952
1,327,043	Pool #CB5385, 6.00%, 12/1/52	1,361,975
1,959,076	Pool #CB5549, 6.00%, 1/1/53	2,011,596
881,144	Pool #CB5586, 6.00%, 1/1/53	903,760
4,401,138	Pool #CB5728, 5.50%, 2/1/53	4,458,601
1,399,750	Pool #CB5732, 5.50%, 2/1/53	1,418,026
4,039,727	Pool #CB5797, 5.50%, 3/1/53	4,081,436
1,865,646	Pool #CB5804, 6.00%, 2/1/53	1,910,968
2,567,972	Pool #CB5946, 5.50%, 3/1/53	2,594,486
2,102,689	Pool #CB5980, 5.50%, 3/1/53	2,124,268
177,323	Pool #CB6005, 5.50%, 4/1/53	179,143
1,747,694	Pool #CB6126, 5.00%, 4/1/53	1,741,056
434,211	Pool #CB6138, 5.00%, 4/1/53	432,461
552,952	Pool #CB6208, 5.50%, 5/1/53	558,593
388,681	Pool #CB6368, 5.00%, 5/1/53	387,024
1,203,578	Pool #CB6400, 5.00%, 5/1/53	1,197,894
1,314,380	Pool #CB6564, 5.50%, 6/1/53	1,327,625
296,121	Pool #CB6607, 5.50%, 7/1/53	298,963
328,781	Pool #CB6783, 5.00%, 7/1/53	327,529
218,120	Pool #CB6826, 5.50%, 7/1/53	221,644
1,685,550	Pool #CB6953, 5.50%, 8/1/53	1,702,327
1,950,786	Pool #CB6955, 6.00%, 8/1/53	1,997,424
2,174,891	Pool #CB7160, 6.50%, 9/1/53	2,248,619
262,631	Pool #CB7202, 6.50%, 10/1/53	271,534

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$3,286,775	Pool #CB7222, 5.50%, 10/1/53	$3,319,288
1,015,260	Pool #CB7223, 6.00%, 10/1/53	1,040,521
559,474	Pool #CB7362, 6.00%, 10/1/53	576,237
2,458,908	Pool #CB7376, 6.00%, 10/1/53	2,517,125
2,152,594	Pool #CB7454, 6.00%, 11/1/53	2,203,558
523,688	Pool #CB7455, 6.50%, 11/1/53	546,649
210,443	Pool #CB7467, 6.50%, 11/1/53	219,670
410,883	Pool #CB7548, 6.50%, 11/1/53	427,045
2,121,802	Pool #CB7585, 6.50%, 11/1/53	2,193,729
940,685	Pool #CB7586, 7.00%, 12/1/53	984,949
1,087,986	Pool #CB7625, 6.50%, 12/1/53	1,135,687
1,717,303	Pool #CB7683, 6.00%, 12/1/53	1,757,828
1,510,798	Pool #CB7704, 6.50%, 12/1/53	1,562,013
1,306,150	Pool #CB7728, 7.00%, 12/1/53	1,367,611
346,484	Pool #CB7733, 6.50%, 12/1/53	358,230
1,289,335	Pool #CB7918, 6.00%, 1/1/54	1,322,543
701,218	Pool #CB7919, 6.50%, 1/1/54	730,928
1,506,987	Pool #CB8093, 5.50%, 3/1/54	1,521,400
1,513,310	Pool #CB8094, 6.00%, 2/1/54	1,561,781
1,956,345	Pool #CB8108, 5.50%, 3/1/54	1,977,611
2,124,793	Pool #CB8261, 5.50%, 3/1/54	2,155,407
1,051,023	Pool #CB8284, 5.50%, 4/1/54	1,063,724
1,231,419	Pool #CB8285, 6.00%, 4/1/54	1,273,713
829,909	Pool #CB8445, 6.50%, 5/1/54	866,753
948,801	Pool #CB8463, 6.00%, 5/1/54	979,970
746,691	Pool #CB8585, 5.00%, 5/1/54	740,686
1,221,469	Pool #CB8587, 6.00%, 5/1/54	1,261,596
982,301	Pool #CB8618, 6.00%, 5/1/54	1,013,264
774,566	Pool #CB8795, 6.00%, 6/1/54	798,980
2,636,381	Pool #CB8936, 5.50%, 7/1/54	2,675,622
4,192,323	Pool #CB9076, 5.50%, 8/1/54	4,254,399
568,671	Pool #CB9265, 5.00%, 9/1/54	566,469
2,183,944	Pool #CB9267, 5.50%, 9/1/54	2,216,112
2,294,788	Pool #CB9420, 5.00%, 10/1/54	2,284,736
2,227,217	Pool #CB9600, 5.50%, 11/1/54	2,258,905
1,722,754	Pool #CB9603, 6.00%, 11/1/54	1,773,603
481,692	Pool #CB9718, 5.00%, 12/1/54	480,611
546,350	Pool #CB9720, 5.50%, 12/1/54	553,887
5,233,846	Pool #CB9865, 5.50%, 1/1/55	5,309,316
3,143,720	Pool #CB9913, 5.50%, 1/1/55	3,189,052
3,024,715	Pool #CB9914, 6.00%, 2/1/55	3,111,182
1,697,473	Pool #CC0018, 6.00%, 2/1/55	1,745,883
2,368,592	Pool #CC0063, 5.50%, 2/1/55	2,402,880
1,975,910	Pool #CC0073, 6.00%, 3/1/55	2,033,579
2,785,252	Pool #CC0166, 6.00%, 3/1/55	2,864,684
2,279,604	Pool #CC0355, 5.50%, 4/1/55	2,311,020
3,126,498	Pool #CC0356, 6.00%, 4/1/55	3,211,793
3,027,173	Pool #CC0451, 5.50%, 5/1/55	3,070,853

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$2,353,948	Pool #CC0495, 5.50%, 5/1/55	$ 2,387,913
2,474,435	Pool #CC0496, 6.00%, 5/1/55	2,547,597
2,620,810	Pool #CC0518, 6.00%, 6/1/55	2,697,950
1,713,233	Pool #CC0625, 6.00%, 6/1/55	1,763,660
2,570,580	Pool #CC0648, 6.00%, 7/1/55	2,646,585
2,609,193	Pool #CC0756, 5.50%, 7/1/55	2,645,033
1,237,534	Pool #CC0799, 5.50%, 8/1/55	1,266,102
1,221,113	Pool #CC0800, 6.00%, 7/1/55	1,269,844
2,085,085	Pool #CC0934, 5.50%, 8/1/55	2,131,054
2,763,055	Pool #CC0962, 6.00%, 8/1/55	2,860,004
1,700,245	Pool #CC1126, 5.50%, 9/1/55	1,723,600
357,858	Pool #CC1127, 6.00%, 9/1/55	368,391
9,372,414	Pool #CC1130, 6.00%, 9/1/55	9,714,428
67,665	Pool #MC0014, 5.50%, 12/1/38	70,279
56,512	Pool #MC0016, 5.50%, 11/1/38	58,695
70,641	Pool #MC0127, 4.50%, 7/1/39	70,673
213,137	Pool #MC0154, 4.50%, 8/1/39	213,233
71,210	Pool #MC0160, 4.50%, 8/1/39	71,241
121,600	Pool #MC0177, 4.50%, 9/1/39	121,654
98,182	Pool #MC0270, 4.50%, 3/1/40	98,556
124,411	Pool #MC0584, 4.00%, 1/1/42	121,961

		470,038,835

Freddie Mac — 27.7%
184,672	Pool #Q63813, 3.50%, 4/1/49	171,463
1,012,223	Pool #QB5731, 2.00%, 11/1/50	824,433
1,373,381	Pool #QB6982, 2.00%, 11/1/50	1,118,110
347,400	Pool #QB6992, 1.50%, 12/1/50	267,333
876,010	Pool #QC4676, 2.50%, 7/1/51	743,256
733,519	Pool #QC6090, 2.50%, 8/1/51	626,224
974,531	Pool #QC6643, 2.50%, 8/1/51	826,243
962,853	Pool #QC9175, 2.50%, 10/1/51	821,417
1,444,523	Pool #QD0152, 2.50%, 10/1/51	1,223,824
252,791	Pool #QD1762, 2.00%, 11/1/51	204,836
790,122	Pool #QD7419, 3.00%, 2/1/52	696,530
321,674	Pool #QE0994, 3.50%, 4/1/52	294,904
3,080,299	Pool #QE2342, 4.00%, 5/1/52	2,916,756
4,145,715	Pool #QE7866, 4.00%, 8/1/52	3,923,680
1,133,298	Pool #QE9025, 4.00%, 8/1/52	1,072,601
465,771	Pool #QE9026, 5.00%, 8/1/52	464,950
857,486	Pool #QE9027, 4.50%, 8/1/52	835,926
1,354,741	Pool #QF0539, 4.00%, 9/1/52	1,281,975
212,083	Pool #QG5944, 5.00%, 6/1/53	212,478
230,904	Pool #RA1234, 3.50%, 8/1/49	213,459
236,404	Pool #RA1382, 3.00%, 9/1/49	210,703
1,267,182	Pool #RA1383, 3.00%, 9/1/49	1,129,419
240,850	Pool #RA1470, 3.00%, 10/1/49	214,666
256,539	Pool #RA1713, 3.00%, 11/1/49	228,649

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$ 446,773	Pool #RA1714, 3.00%, 11/1/49	$ 398,202
594,142	Pool #RA1716, 3.00%, 11/1/49	529,549
441,938	Pool #RA1724, 2.50%, 10/1/49	376,921
354,407	Pool #RA1979, 3.00%, 12/1/49	315,850
627,682	Pool #RA1987, 3.00%, 12/1/49	559,443
1,253,161	Pool #RA1988, 3.00%, 1/1/50	1,116,922
690,787	Pool #RA2158, 3.00%, 2/1/50	615,383
698,959	Pool #RA2162, 3.00%, 2/1/50	622,663
691,150	Pool #RA2255, 3.00%, 3/1/50	615,706
993,841	Pool #RA2256, 3.00%, 3/1/50	885,357
678,195	Pool #RA2340, 3.00%, 3/1/50	603,956
255,182	Pool #RA2395, 2.50%, 4/1/50	217,706
1,072,986	Pool #RA3207, 2.50%, 7/1/50	914,081
2,327,574	Pool #RA3208, 2.50%, 7/1/50	1,982,870
775,823	Pool #RA3339, 2.00%, 8/1/50	632,431
1,156,469	Pool #RA3552, 2.00%, 9/1/50	942,725
2,411,303	Pool #RA3679, 2.00%, 9/1/50	1,964,793
1,326,581	Pool #RA3680, 2.50%, 9/1/50	1,129,709
422,715	Pool #RA3733, 2.00%, 10/1/50	344,440
503,616	Pool #RA3734, 2.50%, 10/1/50	428,721
391,350	Pool #RA3747, 2.00%, 9/1/50	319,019
2,357,402	Pool #RA3803, 1.50%, 12/1/50	1,813,989
367,956	Pool #RA3861, 1.50%, 10/1/50	283,166
1,410,965	Pool #RA3862, 2.00%, 10/1/50	1,149,691
1,318,963	Pool #RA3917, 1.50%, 10/1/50	1,015,027
2,847,074	Pool #RA3918, 2.00%, 10/1/50	2,318,878
567,852	Pool #RA3928, 1.50%, 11/1/50	436,977
186,634	Pool #RA3929, 2.00%, 10/1/50	153,070
497,159	Pool #RA4018, 2.00%, 1/1/51	404,405
657,824	Pool #RA4056, 1.50%, 11/1/50	506,212
6,514,127	Pool #RA4195, 2.00%, 12/1/50	5,303,340
4,292,497	Pool #RA4254, 2.00%, 12/1/50	3,493,150
686,990	Pool #RA4274, 1.50%, 12/1/50	528,656
807,338	Pool #RA4357, 2.00%, 1/1/51	656,996
1,067,733	Pool #RA4377, 2.00%, 2/1/51	875,921
2,730,908	Pool #RA4503, 2.00%, 2/1/51	2,221,407
720,029	Pool #RA4548, 2.00%, 2/1/51	585,695
1,756,730	Pool #RA4578, 2.00%, 2/1/51	1,428,381
280,428	Pool #RA4590, 2.00%, 2/1/51	228,013
245,659	Pool #RA4597, 2.00%, 2/1/51	199,826
228,177	Pool #RA4618, 2.00%, 2/1/51	185,607
751,908	Pool #RA4621, 2.00%, 2/1/51	611,369
1,280,648	Pool #RA4738, 2.00%, 3/1/51	1,041,283
3,346,300	Pool #RA4745, 2.00%, 3/1/51	2,720,845
1,232,973	Pool #RA4775, 2.00%, 3/1/51	1,002,519
863,370	Pool #RA4835, 2.50%, 3/1/51	733,334
1,872,815	Pool #RA4872, 2.50%, 4/1/51	1,590,741
2,698,360	Pool #RA5021, 1.50%, 4/1/51	2,076,011

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$ 341,638	Pool #RA5043, 2.50%, 4/1/51	$ 290,077
608,141	Pool #RA5045, 2.50%, 5/1/51	519,751
2,788,361	Pool #RA5068, 2.00%, 4/1/51	2,265,245
860,039	Pool #RA5195, 2.50%, 5/1/51	725,147
655,679	Pool #RA5197, 2.50%, 5/1/51	556,720
783,979	Pool #RA5217, 2.50%, 5/1/51	673,836
1,050,596	Pool #RA5237, 2.50%, 5/1/51	892,035
1,214,048	Pool #RA5387, 2.50%, 6/1/51	1,039,239
214,754	Pool #RA5404, 2.50%, 6/1/51	182,209
988,797	Pool #RA5509, 2.50%, 7/1/51	844,468
444,028	Pool #RA5525, 2.50%, 7/1/51	376,738
629,051	Pool #RA5541, 2.50%, 7/1/51	533,722
1,754,459	Pool #RA5621, 2.50%, 8/1/51	1,488,037
185,286	Pool #RA5686, 2.50%, 7/1/51	157,150
1,604,962	Pool #RA5701, 2.00%, 8/1/51	1,301,621
2,950,447	Pool #RA5726, 2.50%, 8/1/51	2,501,495
1,565,963	Pool #RA5796, 2.50%, 8/1/51	1,327,680
1,574,526	Pool #RA5873, 2.50%, 9/1/51	1,334,940
608,198	Pool #RA5874, 2.50%, 9/1/51	515,464
135,214	Pool #RA5951, 2.50%, 9/1/51	115,352
3,052,151	Pool #RA6030, 2.50%, 10/1/51	2,586,778
62,487	Pool #RA6108, 3.50%, 3/1/52	57,292
1,222,529	Pool #RA6117, 2.50%, 10/1/51	1,035,747
1,051,565	Pool #RA6276, 2.50%, 11/1/51	896,771
365,821	Pool #RA6305, 2.50%, 11/1/51	311,971
1,044,605	Pool #RA6317, 2.50%, 11/1/51	885,007
78,892	Pool #RA6389, 2.50%, 11/1/51	67,485
1,667,645	Pool #RA6516, 2.50%, 12/1/51	1,411,824
1,274,030	Pool #RA6687, 3.00%, 1/1/52	1,126,835
2,442,128	Pool #RA6743, 2.50%, 1/1/52	2,067,499
1,821,990	Pool #RA6760, 3.00%, 2/1/52	1,611,486
750,827	Pool #RA6782, 3.00%, 2/1/52	667,937
1,909,350	Pool #RA6801, 3.00%, 2/1/52	1,692,693
3,639,668	Pool #RA6858, 3.00%, 3/1/52	3,208,538
1,019,644	Pool #RA6930, 3.50%, 3/1/52	934,867
787,091	Pool #RA6978, 3.50%, 3/1/52	726,843
1,380,387	Pool #RA6983, 2.50%, 3/1/52	1,168,817
458,347	Pool #RA7098, 3.50%, 3/1/52	420,203
163,693	Pool #RA7146, 3.50%, 4/1/52	150,058
1,871,905	Pool #RA7162, 3.50%, 4/1/52	1,715,978
157,030	Pool #RA7284, 3.50%, 4/1/52	144,638
86,614	Pool #RA7344, 4.00%, 4/1/52	82,290
5,297,723	Pool #RA7454, 4.00%, 6/1/52	5,014,809
4,072,151	Pool #RA7469, 4.00%, 5/1/52	3,855,316
7,675,570	Pool #RA7503, 4.50%, 7/1/52	7,483,773
2,493,344	Pool #RA7714, 4.50%, 7/1/52	2,431,040
1,869,731	Pool #RA7872, 4.50%, 9/1/52	1,822,432

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$4,699,486	Pool #RA7897, 4.50%, 9/1/52	$4,580,602
3,009,868	Pool #RA8627, 5.50%, 3/1/53	3,051,671
1,445,992	Pool #RA8684, 5.00%, 3/1/53	1,442,340
290,992	Pool #RA9790, 6.00%, 9/1/53	298,349
917,365	Pool #RA9975, 6.00%, 10/1/53	939,155
3,458,255	Pool #RJ2722, 5.00%, 10/1/54	3,444,868
8,525,347	Pool #RJ3358, 5.50%, 1/1/55	8,648,940
3,375,608	Pool #RJ3611, 5.50%, 2/1/55	3,421,945
1,677,983	Pool #RJ3612, 6.00%, 2/1/55	1,727,596
3,834,643	Pool #RJ5020, 6.00%, 10/1/55	3,947,511
949,013	Pool #WA3211, 1.91%, 9/1/35	763,952
1,038,531	Pool #WA3305, 1.75%, 6/1/37	793,090
889,413	Pool #WA5002, 2.62%, 11/1/31	817,956
250,000	Pool #WN2304, 4.45%, 12/1/32	248,412
1,000,000	Pool #WN3049, 2.39%, 9/1/31	906,343
34,690	Pool #ZA4891, 3.50%, 3/1/47	32,527
196,793	Pool #ZA4892, 4.00%, 5/1/47	188,703
582,059	Pool #ZA4912, 3.50%, 5/1/47	541,919
578,084	Pool #ZA4913, 4.00%, 5/1/47	554,348
855,459	Pool #ZA5070, 3.50%, 11/1/47	796,587
346,976	Pool #ZA5174, 3.50%, 12/1/47	323,598
898,315	Pool #ZA5238, 3.50%, 2/1/48	836,366
388,287	Pool #ZA5245, 3.50%, 1/1/48	361,510
741,730	Pool #ZA5253, 3.50%, 1/1/48	690,685
333,814	Pool #ZA5254, 4.00%, 1/1/48	321,212
552,960	Pool #ZA5308, 4.00%, 1/1/48	530,256
611,437	Pool #ZA5575, 4.00%, 7/1/48	585,106
588,953	Pool #ZA5637, 4.50%, 8/1/48	580,417
331,097	Pool #ZA5645, 4.00%, 8/1/48	317,623
55,910	Pool #ZA6576, 3.50%, 4/1/49	52,100
54,286	Pool #ZI0238, 5.00%, 6/1/33	55,117
110,054	Pool #ZI0412, 5.00%, 8/1/33	111,745
50,478	Pool #ZI0543, 4.50%, 8/1/33	50,630
48,624	Pool #ZI1023, 5.50%, 11/1/33	50,060
67,924	Pool #ZI1353, 5.50%, 1/1/34	69,933
103,026	Pool #ZI1493, 5.50%, 1/1/34	106,073
82,620	Pool #ZI1524, 5.50%, 2/1/34	85,059
52,486	Pool #ZI1689, 5.50%, 4/1/34	54,416
33,684	Pool #ZI1802, 5.50%, 4/1/34	34,924
106,073	Pool #ZI1991, 5.00%, 5/1/34	107,888
59,576	Pool #ZI2332, 5.00%, 6/1/34	60,593
114,287	Pool #ZI2939, 5.50%, 12/1/34	118,503
56,194	Pool #ZI3102, 5.00%, 1/1/35	57,152
66,428	Pool #ZI3254, 5.50%, 4/1/35	68,962
141,520	Pool #ZI3507, 5.00%, 9/1/35	144,157
65,525	Pool #ZI3713, 5.00%, 5/1/35	66,744
65,406	Pool #ZI4118, 5.50%, 1/1/36	67,908
117,351	Pool #ZI4120, 5.50%, 1/1/36	121,855

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$154,089	Pool #ZI4200, 5.50%, 2/1/36	$159,990
66,360	Pool #ZI4201, 6.00%, 2/1/36	69,592
52,161	Pool #ZI4429, 5.00%, 6/1/35	53,129
46,907	Pool #ZI4521, 5.50%, 7/1/35	48,696
123,079	Pool #ZI4572, 5.50%, 8/1/35	127,792
33,090	Pool #ZI4704, 5.00%, 11/1/35	33,704
30,569	Pool #ZI4705, 5.00%, 11/1/35	31,136
41,306	Pool #ZI4706, 5.50%, 11/1/35	42,881
157,607	Pool #ZI4979, 6.00%, 6/1/36	165,732
146,223	Pool #ZI5912, 5.50%, 4/1/37	151,918
75,655	Pool #ZI6311, 5.50%, 6/1/37	78,602
51,296	Pool #ZI6814, 6.00%, 10/1/37	54,108
45,560	Pool #ZI6976, 5.50%, 7/1/37	47,349
181,742	Pool #ZI9925, 5.00%, 4/1/40	185,409
60,544	Pool #ZJ0038, 4.50%, 5/1/40	60,774
179,563	Pool #ZJ0482, 4.50%, 9/1/40	180,246
191,087	Pool #ZJ0844, 4.00%, 12/1/40	186,192
79,541	Pool #ZJ1264, 4.00%, 1/1/41	77,503
104,593	Pool #ZJ1444, 4.00%, 3/1/41	102,583
88,640	Pool #ZJ1445, 4.50%, 3/1/41	88,434
21,198	Pool #ZJ5458, 6.50%, 11/1/31	22,213
12,511	Pool #ZJ5928, 6.50%, 3/1/32	13,161
57,678	Pool #ZJ6638, 6.00%, 11/1/32	59,784
48,237	Pool #ZJ6955, 5.50%, 3/1/33	49,670
34,966	Pool #ZJ6956, 5.50%, 3/1/33	36,005
18,902	Pool #ZK4661, 2.50%, 11/1/27	18,567
245,577	Pool #ZL2630, 3.50%, 12/1/41	233,595
293,068	Pool #ZL2708, 3.50%, 1/1/42	276,748
775,505	Pool #ZL5676, 3.00%, 4/1/43	714,420
350,184	Pool #ZL6090, 3.00%, 6/1/43	322,600
168,446	Pool #ZL6097, 3.00%, 6/1/43	155,181
356,014	Pool #ZL9372, 3.00%, 4/1/45	322,977
137,474	Pool #ZL9669, 3.50%, 6/1/45	129,320
180,306	Pool #ZM1422, 3.50%, 7/1/46	168,456
202,318	Pool #ZM1423, 3.50%, 7/1/46	189,021
146,906	Pool #ZM1736, 3.00%, 9/1/46	133,181
455,621	Pool #ZM1738, 3.00%, 9/1/46	412,729
498,438	Pool #ZM8750, 4.00%, 9/1/48	476,974
270,389	Pool #ZN1022, 4.00%, 11/1/48	258,745
275	Pool #ZN5269, 6.50%, 10/1/31	275
53,213	Pool #ZN5321, 5.50%, 5/1/34	55,163
38,971	Pool #ZN5332, 5.00%, 11/1/34	39,633
512,050	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	502,275
280,306	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	276,197
527,234	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	520,752
218,871	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	216,525
371,811	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	354,972

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$ 485,506	Series 2019-SB66, Class A5H, (SOFR30A + 0.814%), 5.17%, 6/25/39(b)	$ 492,083
1,301,749	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,112,917
945,090	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	832,442
711,938	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	667,507
2,647,410	Series Q014, Class A1, 1.56%, 1/25/36	2,245,118

		187,257,026

Ginnie Mae — 3.4%
169,806	Pool #442423, 4.00%, 9/20/41	164,127
68,074	Pool #616936, 5.50%, 1/15/36	70,305
633,689	Pool #618363, 4.00%, 9/20/41	612,485
314,817	Pool #664269, 5.85%, 6/15/38	314,817
124,055	Pool #697672, 5.50%, 12/15/38	128,040
54,873	Pool #697814, 5.00%, 2/15/39	55,506
275,132	Pool #697885, 4.50%, 3/15/39	274,300
84,793	Pool #698112, 4.50%, 5/15/39	84,561
392,728	Pool #698113, 4.50%, 5/15/39	391,827
510,630	Pool #713519, 6.00%, 7/15/39	543,162
144,467	Pool #716822, 4.50%, 4/15/39	144,254
51,799	Pool #716823, 4.50%, 4/15/39	51,692
142,401	Pool #720080, 4.50%, 6/15/39	141,923
218,880	Pool #724629, 5.00%, 7/20/40	223,577
273,186	Pool #726550, 5.00%, 9/15/39	278,005
131,572	Pool #729346, 4.50%, 7/15/41	131,305
193,572	Pool #738844, 3.50%, 10/15/41	182,002
128,998	Pool #738845, 3.50%, 10/15/41	121,286
183,174	Pool #738862, 4.00%, 10/15/41	177,011
155,818	Pool #747241, 5.00%, 9/20/40	159,162
481,194	Pool #748654, 3.50%, 9/15/40	452,400
70,458	Pool #748846, 4.50%, 9/20/40	70,321
227,543	Pool #757016, 3.50%, 11/15/40	213,958
135,974	Pool #757017, 4.00%, 12/15/40	131,408
178,905	Pool #759297, 4.00%, 1/20/41	171,673
122,189	Pool #759298, 4.00%, 2/20/41	117,250
128,981	Pool #762877, 4.00%, 4/15/41	124,639
72,462	Pool #763564, 4.50%, 5/15/41	72,315
157,330	Pool #770481, 4.00%, 8/15/41	152,037
36,273	Pool #770482, 4.50%, 8/15/41	36,200
108,845	Pool #770517, 4.00%, 8/15/41	105,183
103,872	Pool #770529, 4.00%, 8/15/41	98,933
38,914	Pool #770537, 4.00%, 8/15/41	37,064
116,748	Pool #770738, 4.50%, 6/20/41	116,521
139,985	Pool #779592, 4.00%, 11/20/41	135,316
88,889	Pool #779593, 4.00%, 11/20/41	85,916
206,592	Pool #AA6312, 3.00%, 4/15/43	187,672
290,166	Pool #AA6424, 3.00%, 5/15/43	264,792
323,737	Pool #AB2733, 3.50%, 8/15/42	304,056

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$ 264,437	Pool #AB2745, 3.00%, 8/15/42	$ 242,134
509,933	Pool #AB2841, 3.00%, 9/15/42	466,924
39,453	Pool #AB2843, 3.00%, 9/15/42	36,127
352,642	Pool #AE6946, 3.00%, 6/15/43	320,346
62,081	Pool #AG8915, 4.00%, 2/20/44	58,919
159,712	Pool #AK6446, 3.00%, 1/15/45	144,246
215,701	Pool #AK7036, 3.00%, 4/15/45	195,275
267,346	Pool #AO3594, 3.50%, 8/20/45	248,420
137,775	Pool #AP3887, 3.50%, 9/20/45	128,006
297,568	Pool #AR4919, 3.50%, 3/20/46	271,751
437,314	Pool #AR4970, 3.50%, 4/20/46	405,823
386,447	Pool #AS2921, 3.50%, 4/20/46	358,628
328,894	Pool #AS4332, 3.00%, 6/20/46	297,659
381,731	Pool #AS5511, 3.50%, 3/20/46	354,243
652,092	Pool #AX7237, 3.50%, 11/20/46	605,135
523,939	Pool #BO2104, 3.00%, 8/20/49	464,446
1,399,964	Pool #BR3787, 3.00%, 12/20/49	1,250,930
530,646	Series 2012-100, Class B, 2.31%, 11/16/51(a)	486,769
215,827	Series 2012-107, Class A, 1.15%, 1/16/45	200,040
796,354	Series 2012-115, Class A, 2.13%, 4/16/45	691,228
712,490	Series 2012-120, Class A, 1.90%, 2/16/53	618,413
309,248	Series 2012-131, Class A, 1.90%, 2/16/53	269,328
92,385	Series 2012-144, Class AD, 1.77%, 1/16/53	83,729
8,929	Series 2013-105, Class A, 1.71%, 2/16/37	8,929
59,600	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	52,999
65,119	Series 2013-29, Class AB, 1.77%, 10/16/45	62,744
239,991	Series 2013-97, Class AC, 2.00%, 6/16/45	221,117
29,076	Series 2015-107, Class AB, 2.50%, 11/16/49	26,186
222,576	Series 2015-114, Class AD, 2.50%, 11/15/51	214,511
150,414	Series 2015-128, Class AD, 2.50%, 12/16/50	142,019
116,844	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	113,523
764,573	Series 2015-135, Class AC, 2.35%, 4/16/49	671,710
285,721	Series 2015-136, Class AC, 2.50%, 3/16/47	264,553
95,905	Series 2015-15, Class A, 2.00%, 11/16/48	88,335
331,553	Series 2015-154, Class AD, 2.50%, 5/16/54	288,196
285,832	Series 2015-171, Class DA, 2.37%, 3/16/46	255,073
255,240	Series 2015-22, Class A, 2.40%, 8/16/47	240,770
377,111	Series 2015-70, Class AB, 2.30%, 11/16/48	338,686
48,161	Series 2016-11, Class AD, 2.25%, 11/16/43	47,172
87,336	Series 2016-14, Class AB, 2.15%, 8/16/42	84,721
726,387	Series 2016-152, Class EA, 2.20%, 8/15/58	584,789
746,990	Series 2016-157, Class AC, 2.00%, 11/16/50	631,432
192,126	Series 2016-39, Class AH, 2.50%, 9/16/44	182,130
45,155	Series 2016-50, Class A, 2.30%, 7/16/52	44,186
308,292	Series 2016-64, Class CA, 2.30%, 3/16/45	294,281
145,352	Series 2016-94, Class AC, 2.20%, 8/16/57	120,130
88,804	Series 2016-96, Class BA, 1.95%, 3/16/43	85,872

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value
$ 466,477	Series 2017-127, Class AB, 2.50%, 2/16/59	$ 383,839
691,169	Series 2017-135, Class AE, 2.60%, 10/16/58	575,160
277,768	Series 2017-140, Class A, 2.50%, 2/16/59	227,710
57,987	Series 2017-157, Class AH, 2.55%, 2/16/53	53,844
910	Series 2017-41, Class AC, 2.25%, 3/16/57	910
348,862	Series 2017-46, Class A, 2.50%, 11/16/57	285,892
209,210	Series 2017-71, Class AS, 2.70%, 4/16/57	193,481
111,527	Series 2017-9, Class AE, 2.40%, 9/16/50	103,135
389,876	Series 2018-2, Class AD, 2.40%, 3/16/59	342,952
173,229	Series 2018-26, Class AD, 2.50%, 3/16/52	163,326

		22,719,833

Small Business Administration — 3.0%
551,001	Pool #130612, 10.63%, 5/25/34	633,286
370,734	Pool #130614, 10.61%, 3/25/35	421,792
22,950	Pool #510751, (Prime Index + 0.325%), 7.83%, 6/25/30(b)	23,659
172,055	Pool #530089, (Prime Index - 0.125%), 7.38%, 1/25/47(b)	182,328
44,900	Pool #530222, (Prime Index + 0.635%), 8.14%, 7/25/32(b)	47,160
48,486	Pool #530390, (Prime Index - 1.000%), 6.50%, 11/25/33(b)	49,841
174,099	Pool #530413, (Prime Index + 0.825%), 8.33%, 1/25/34(b)	185,263
284,875	Pool #530536, (Prime Index - 2.600%), 4.90%, 3/25/34(b)	283,932
456,829	Pool #530566, (Prime Index + 1.625%), 9.13%, 5/25/34(b)	499,241
71,594	Pool #530594, (Prime Index + 3.625%), 11.13%, 2/25/34(b)	80,620
156,571	Pool #530597, (Prime Index + 3.375%), 10.88%, 6/25/34(b)	177,598
836,397	Pool #530624, (Prime Index + 3.375%), 10.88%, 5/25/34(b)	948,687
1,431,241	Pool #530625, (Prime Index + 3.625%), 11.13%, 8/25/34(b)	1,633,770
699,642	Pool #530626, (Prime Index + 1.625%), 9.13%, 8/25/34(b)	766,067
808,772	Pool #530627, (Prime Index + 2.125%), 9.63%, 8/25/34(b)	894,948
238,667	Pool #530674, (Prime Index + 0.375%), 7.88%, 10/25/34(b)	254,544
116,325	Pool #530676, (Prime Index + 1.605%), 9.11%, 10/25/34(b)	127,454
116,430	Pool #530704, (Prime Index + 0.855%), 8.36%, 12/25/34(b)	125,635
326,752	Pool #530708, (Prime Index + 1.605%), 9.11%, 12/25/34(b)	358,407
1,113,994	Pool #530709, (Prime Index + 3.355%), 10.86%, 12/25/34(b)	1,268,519
1,405,950	Pool #530710, (Prime Index + 1.855%), 9.36%, 12/25/34(b)	1,550,497
532,284	Pool #530731, (Prime Index + 0.250%), 7.75%, 1/25/35(b)	566,734
968,504	Pool #530756, (Prime Index + 3.355%), 10.86%, 3/25/35(b)	1,115,094
583,181	Pool #530757, (Prime Index + 1.855%), 9.36%, 2/25/35(b)	649,047
972,833	Pool #530758, (Prime Index + 2.355%), 9.86%, 6/25/35(b)	1,099,755
453,950	Pool #530759, (Prime Index + 1.605%), 9.11%, 2/25/35(b)	501,958
180,575	Pool #530789, (Prime Index + 3.355%), 10.86%, 4/25/35(b)	208,908
236,273	Pool #530829, (Prime Index + 1.605%), 9.11%, 6/25/35(b)	262,416
954,176	Pool #530830, (Prime Index + 3.355%), 10.86%, 6/25/35(b)	1,105,426
441,253	Pool #530833, (Prime Index + 2.805%), 10.31%, 6/25/35(b)	501,898
124,222	Pool #530854, (Prime Index + 1.855%), 9.36%, 4/25/35(b)	138,722
427,034	Pool #530857, (Prime Index + 3.305%), 10.81%, 11/25/35(b)	495,356
558,326	Pool #530858, (Prime Index + 2.805%), 10.31%, 7/25/35(b)	637,106
78,764	Pool #530866, (Prime Index + 1.855%), 9.36%, 7/25/35(b)	88,063
722,401	Pool #530867, (Prime Index + 2.805%), 10.31%, 7/25/35(b)	826,543

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 124,954	Pool #530869, (Prime Index + 1.605%), 9.11%, 5/25/35(b)	$ 138,751
752,025	Pool #530940, (Prime Index + 2.805%), 10.31%, 10/25/35(b)	862,576
150,000	Pool #530944, (Prime Index + 3.805%), 11.31%, 2/25/36(b)	178,232
41,913	Pool #530945, (Prime Index + 1.305%), 8.81%, 9/25/35(b)	46,424
33,578	Pool #530946, (Prime Index + 1.055%), 8.56%, 9/25/35(b)	36,865
80,928	Pool #540104, (Prime Index + 2.599%), 10.10%, 3/25/33(b)	88,515
388,238	Pool #540109, (Prime Index + 1.201%), 8.70%, 5/25/33(b)	415,203
80,862	Pool #540110, (Prime Index + 2.509%), 10.01%, 7/25/33(b)	88,592

		20,565,432

Total U.S. Government Agency Backed Mortgages		700,581,126

(Cost $751,088,050)

U.S. Government Agency Obligations — 2.4%
Small Business Administration — 2.4%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	452
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	1,837
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	7,942
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	5,422
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	7,188
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	4,329
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	13,339
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(b),(c)	9,789
229,978	(Prime Index - 2.600%), 4.90%, 9/25/41(b)	228,515
102,682	(Prime Index - 2.600%), 4.90%, 9/25/41(b)	102,225
146,589	(Prime Index - 2.600%), 4.90%, 7/25/42(b)	145,937
326,272	(Prime Index - 2.550%), 4.95%, 7/25/42(b)	325,306
134,490	(Prime Index - 2.525%), 4.98%, 11/25/41(b)	133,938
60,738	(Prime Index - 2.500%), 5.00%, 2/25/28(b)	60,687
80,336	6.08%, 12/19/29(b),(c)	80,829
280,523	(Prime Index - 1.400%), 6.10%, 7/25/41(b)	286,560
94,137	6.58%, 4/8/29(b),(c)	94,456
624,224	(Prime Index - 0.675%), 6.83%, 9/25/43(b)	647,304
1,523,969	(Prime Index - 0.675%), 6.83%, 11/25/45(b)	1,585,367
635,100	(Prime Index - 0.675%), 6.83%, 1/25/46(b)	659,008
30,848	(Prime Index - 0.458%), 7.04%, 11/25/27(b)	30,923
107,301	7.08%, 7/25/30	107,240
571,729	(Prime Index - 0.308%), 7.19%, 12/25/45(b)	601,533
96,176	(Prime Index - 0.277%), 7.22%, 2/25/40(b)	99,549
60,196	(Prime Index - 0.030%), 7.47%, 7/25/29(b)	61,060
77,167	(Prime Index + 0.014%), 7.51%, 6/25/29(b)	77,919
34,764	(Prime Index + 0.062%), 7.56%, 12/25/40(b)	36,237
121,545	(Prime Index + 0.118%), 7.62%, 11/25/28(b)	122,752
281,160	(Prime Index + 0.117%), 7.62%, 1/25/46(b)	297,501
117,658	(Prime Index + 0.159%), 7.66%, 8/25/29(b)	119,300
36,946	(Prime Index + 0.325%), 7.83%, 10/25/30(b)	38,300
1,242,917	(Prime Index + 0.325%), 7.83%, 11/25/30(b)	1,285,935

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value

$526,444	(Prime Index + 0.325%), 7.83%, 6/25/31(b)	$547,795
669,080	(Prime Index + 0.325%), 7.83%, 7/25/31(b)	694,922
313,441	(Prime Index + 0.325%), 7.83%, 2/25/45(b)	333,404
678,321	(Prime Index + 0.325%), 7.83%, 8/25/46(b)	725,999
786,595	(Prime Index + 0.375%), 7.88%, 5/25/31(b)	818,665
173,944	(Prime Index + 0.375%), 7.88%, 10/25/31(b)	181,474
482,073	(Prime Index + 0.375%), 7.88%, 8/25/46(b)	513,915
2,986	(Prime Index + 0.542%), 8.04%, 8/25/27(b)	2,999
364,593	(Prime Index + 0.575%), 8.08%, 4/25/31(b)	379,143
803,514	(Prime Index + 0.575%), 8.08%, 12/25/45(b)	855,363
14,321	(Prime Index + 0.700%), 8.20%, 2/25/28(b)	14,590
85,704	(Prime Index + 0.711%), 8.21%, 3/25/30(b)	87,827
280,078	(Prime Index + 0.724%), 8.22%, 11/25/30(b)	290,411
58,020	(Prime Index + 0.789%), 8.29%, 2/25/28(b)	59,137
34,676	(Prime Index + 0.807%), 8.31%, 9/25/28(b)	35,176
105,611	(Prime Index + 0.828%), 8.33%, 2/25/29(b)	107,350
78,434	(Prime Index + 0.825%), 8.33%, 8/25/30(b)	81,490
43,851	(Prime Index + 0.826%), 8.33%, 3/25/31(b)	45,660
612,683	(Prime Index + 0.825%), 8.33%, 9/25/31(b)	642,896
146,172	(Prime Index + 0.836%), 8.34%, 5/25/29(b)	149,694
153,497	(Prime Index + 0.861%), 8.36%, 6/25/29(b)	156,923
43,700	(Prime Index + 0.877%), 8.38%, 2/25/30(b)	44,927
43,209	(Prime Index + 0.891%), 8.39%, 3/25/29(b)	44,046
20,913	(Prime Index + 0.895%), 8.40%, 1/25/29(b)	21,336
23,956	(Prime Index + 0.942%), 8.44%, 7/25/29(b)	24,711
49,122	(Prime Index + 0.954%), 8.45%, 5/25/29(b)	50,600
337,570	(Prime Index + 0.948%), 8.45%, 12/25/30(b)	352,740
3,682	(Prime Index + 0.969%), 8.47%, 6/25/28(b)	3,720
16,394	(Prime Index + 0.993%), 8.49%, 11/25/28(b)	16,821
105,300	(Prime Index + 0.986%), 8.49%, 7/25/30(b)	108,736
82,792	(Prime Index + 0.987%), 8.49%, 1/25/31(b)	86,655
63,696	(Prime Index + 1.013%), 8.51%, 7/25/29(b)	65,299
97,686	(Prime Index + 1.021%), 8.52%, 2/25/31(b)	102,162
55,899	(Prime Index + 1.047%), 8.55%, 9/25/29(b)	57,956
105,098	(Prime Index + 1.066%), 8.57%, 12/25/29(b)	109,378
50,509	(Prime Index + 1.072%), 8.57%, 6/25/30(b)	52,510
2,580	(Prime Index + 1.108%), 8.61%, 11/25/26(b)	2,583
78,132	(Prime Index + 1.146%), 8.65%, 9/25/28(b)	78,920
46,442	(Prime Index + 1.233%), 8.73%, 6/25/29(b)	48,268
62,228	(Prime Index + 1.246%), 8.75%, 5/25/29(b)	63,648
34,046	(Prime Index + 1.247%), 8.75%, 10/25/31(b)	35,937
179,733	(Prime Index + 1.352%), 8.85%, 6/25/31(b)	189,118
13,575	9.08%, 9/25/29	13,886
94,009	(Prime Index + 1.575%), 9.08%, 7/25/30(b)	98,335
8,357	(Prime Index + 1.613%), 9.11%, 7/25/28(b)	8,457
28,934	(Prime Index + 2.325%), 9.83%, 10/25/30(b)	30,700

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 117,042	(Prime Index + 2.325%), 9.83%, 1/25/31(b)	$ 124,772
56,399	9.88%, 6/7/29(c)	58,008

		15,897,741

Total U.S. Government Agency Obligations		15,897,741

(Cost $16,471,593)

Municipal Bonds — 1.8%
California — 0.9%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,831,890
775,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/31/25 @ 100	775,302
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	194,227
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,666,512
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,628,490

		6,096,421

Colorado — 0.00%
85,944	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	76,634

District of Columbia — 0.1%
513,425	District of Columbia Housing Finance Agency Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	467,980

Illinois — 0.00%
75,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 10/31/25 @ 100	75,093

Minnesota — 0.1%
444,434	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	421,028

New York — 0.6%
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	295,063
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	297,782
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	194,310
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	498,574
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	153,946

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	$ 237,973
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	994,107
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	493,027
195,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 10/31/25 @ 100	195,169
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 10/31/25 @ 100	1,000,220

		4,360,171

Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	97,039

Washington — 0.1%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	789,869

Total Municipal Bonds		12,384,235

(Cost $12,763,744)

Corporate Bond — 0.00%
Consumer, Non-cyclical — 0.00%
80,000	Montefiore Medical Center, 2.15%, 10/20/26	78,854

Total Corporate Bond		78,854

(Cost $80,000)

Shares
Investment Company — 3.4%
22,804,278	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	22,804,278

Total Investment Company		22,804,278

(Cost $22,804,278)

Total Investments		$751,746,234
(Cost $803,207,665)(e) — 111.2%

Liabilities in excess of other assets — (11.2)%		(75,822,951)

NET ASSETS — 100.0%		$675,923,283

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2025

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	220	December 2025	$27,023	USD	$45,847,656	Citigroup Global Markets, Inc.

Total			$27,023

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	70	December 2025	$20,618	USD	$ 8,055,469	Citigroup Global Markets, Inc.
5 Year U.S. Treasury Note	140	December 2025	40,166	USD	15,287,343	Citigroup Global Markets, Inc.

Total			$60,784

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund

September 30, 2025

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 42.6%
Fannie Mae — 31.6%
$3,000,000	(TBA), 2.00%, 10/1/55	$2,417,997
50,000	Pool #AN0360, 3.95%, 12/1/45	42,408
2,125,753	Pool #AN0509, 2.72%, 3/1/26	2,108,417
2,849,618	Pool #AN2398, 2.52%, 7/1/28	2,743,455
85,928	Pool #AN7868, 3.06%, 12/1/27	84,331
9,054	Pool #BJ0657, 4.00%, 2/1/48	8,665
20,291	Pool #BJ2670, 4.00%, 4/1/48	19,418
41,961	Pool #BJ3178, 4.00%, 11/1/47	40,477
35,035	Pool #BJ5158, 4.00%, 4/1/48	33,526
40,166	Pool #BJ9439, 4.00%, 2/1/48	38,623
39,598	Pool #BJ9477, 4.00%, 4/1/48	38,078
45,091	Pool #BK7924, 4.00%, 11/1/48	43,359
3,022,466	Pool #BL4589, 2.45%, 10/1/29	2,853,943
20,460	Pool #BO1263, 3.50%, 6/1/49	19,055
388,417	Pool #BP3417, 2.50%, 5/1/51	329,675
108,333	Pool #BP8741, 2.50%, 6/1/50	92,323
189,872	Pool #BQ7523, 2.00%, 11/1/50	154,647
275,220	Pool #BQ7524, 2.50%, 10/1/50	236,005
1,314,809	Pool #BR2051, 2.50%, 6/1/51	1,115,965
300,000	Pool #BS0915, 1.62%, 3/1/31	257,483
3,500,000	Pool #BS1730, 1.53%, 4/1/28	3,294,551
1,575,000	Pool #BS9741, 5.16%, 10/1/28	1,621,177
2,500,000	Pool #BS9849, 4.97%, 11/1/28	2,565,600
6,781,892	Pool #BT1616, 2.00%, 4/1/51	5,520,369
1,407,370	Pool #BT8237, 4.00%, 6/1/52	1,332,430
3,500,000	Pool #BZ0523, 4.50%, 2/1/29	3,551,170
2,513,493	Pool #BZ0624, 4.87%, 3/1/29	2,576,341
3,011,502	Pool #BZ0636, 5.22%, 6/1/31	3,147,031
2,225,000	Pool #BZ1147, 4.78%, 6/1/29	2,278,139
2,470,000	Pool #BZ2120, 4.36%, 10/1/29	2,494,989
1,875,000	Pool #BZ2581, 4.81%, 12/1/29	1,922,687
1,610,000	Pool #BZ2936, 4.58%, 1/1/30	1,637,198
2,800,000	Pool #BZ3608, 4.66%, 4/1/30	2,854,344
1,322,000	Pool #BZ3654, 5.29%, 5/1/30	1,371,155
2,000,000	Pool #BZ3698, 4.66%, 2/1/30	2,029,598
1,534,000	Pool #BZ3699, 4.66%, 2/1/30	1,556,701
29,841	Pool #CA1066, 4.00%, 1/1/48	28,616
13,957	Pool #CA1068, 3.50%, 1/1/48	12,994
16,155	Pool #CA2595, 4.50%, 11/1/48	15,922
60,536	Pool #CA2912, 4.00%, 12/1/48	58,287
42,479	Pool #CA3132, 4.00%, 2/1/49	40,784
42,333	Pool #CA3174, 4.00%, 2/1/49	40,708
252,210	Pool #CA3451, 3.50%, 5/1/49	233,157
182,495	Pool #CA3456, 3.50%, 5/1/49	169,160
304,087	Pool #CA9048, 2.00%, 2/1/51	247,354
949,279	Pool #CB0480, 2.50%, 5/1/51	805,715

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 350,507	Pool #CB0576, 2.50%, 5/1/51	$ 299,454
1,348,873	Pool #CB2761, 3.00%, 2/1/52	1,193,031
2,086,225	Pool #CB3227, 3.50%, 3/1/52	1,912,606
2,427,126	Pool #CB3764, 4.00%, 6/1/52	2,297,885
1,772,949	Pool #CB3797, 4.00%, 6/1/52	1,678,542
1,944,034	Pool #CB4272, 4.50%, 7/1/52	1,895,156
1,774,534	Pool #CB4314, 4.50%, 8/1/52	1,729,918
1,710,856	Pool #CB4463, 4.50%, 8/1/52	1,667,576
1,765,309	Pool #CB4767, 5.00%, 9/1/52	1,761,380
2,131,331	Pool #CB4967, 5.50%, 10/1/52	2,163,862
1,332,627	Pool #CB5166, 6.00%, 11/1/52	1,368,352
412,260	Pool #CB5202, 6.50%, 11/1/52	427,885
870,347	Pool #CB5220, 6.50%, 12/1/52	903,333
1,208,533	Pool #CB6607, 5.50%, 7/1/53	1,220,131
1,854,209	Pool #CB6783, 5.00%, 7/1/53	1,847,147
1,977,356	Pool #CB6784, 5.50%, 7/1/53	2,011,458
1,948,130	Pool #CB6826, 5.50%, 7/1/53	1,979,601
1,834,933	Pool #CB7160, 6.50%, 9/1/53	1,897,136
2,053,154	Pool #CB9076, 5.50%, 8/1/54	2,083,555
4,774,453	Pool #CC0947, 6.50%, 8/1/55	5,002,821

		89,424,856

Freddie Mac — 8.8%
36,974	Pool #Q59453, 4.00%, 11/1/48	35,423
165,789	Pool #QB5731, 2.00%, 11/1/50	135,031
184,827	Pool #QB5732, 2.50%, 11/1/50	157,283
682,829	Pool #QC3844, 2.00%, 6/1/51	554,249
240,811	Pool #QC3845, 2.50%, 6/1/51	204,317
916,986	Pool #QC7895, 2.00%, 9/1/51	743,674
656,119	Pool #QE4428, 4.00%, 6/1/52	621,181
1,782,201	Pool #QE6510, 4.50%, 7/1/52	1,737,667
1,820,014	Pool #QG5944, 5.00%, 6/1/53	1,823,404
48,767	Pool #RA1713, 3.00%, 11/1/49	43,465
76,201	Pool #RA1714, 3.00%, 11/1/49	67,917
126,062	Pool #RA2256, 3.00%, 3/1/50	112,301
166,695	Pool #RA2340, 3.00%, 3/1/50	148,448
146,754	Pool #RA2395, 2.50%, 4/1/50	125,202
375,876	Pool #RA2575, 2.50%, 5/1/50	320,559
131,718	Pool #RA2727, 2.00%, 5/1/50	107,511
130,795	Pool #RA2728, 2.50%, 5/1/50	111,506
329,839	Pool #RA2740, 2.50%, 6/1/50	283,353
238,448	Pool #RA3680, 2.50%, 9/1/50	203,061
297,207	Pool #RA4503, 2.00%, 2/1/51	241,758
285,073	Pool #RA4927, 2.00%, 3/1/51	231,790
408,278	Pool #RA5020, 2.00%, 4/1/51	331,825
1,123,026	Pool #RA5195, 2.50%, 5/1/51	946,887
761,455	Pool #RA5197, 2.50%, 5/1/51	646,533
440,233	Pool #RA5237, 2.50%, 5/1/51	373,791

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$1,326,088	Pool #RA5571, 2.50%, 7/1/51	$ 1,124,716
193,327	Pool #RA5621, 2.50%, 8/1/51	163,969
670,073	Pool #RA5701, 2.00%, 8/1/51	543,428
164,416	Pool #RA5874, 2.50%, 9/1/51	139,347
2,217,141	Pool #RA6108, 3.50%, 3/1/52	2,032,798
1,771,356	Pool #RA6760, 3.00%, 2/1/52	1,566,702
1,889,842	Pool #RA7454, 4.00%, 6/1/52	1,788,919
1,616,836	Pool #RA7714, 4.50%, 7/1/52	1,576,435
1,889,636	Pool #RJ5020, 6.00%, 10/1/55	1,945,255
43,243	Pool #V84506, 4.00%, 7/1/48	41,430
39,479	Pool #V84836, 4.00%, 11/1/48	37,918
58,391	Pool #V85365, 3.50%, 4/1/49	54,469
169,639	Pool #V85381, 3.50%, 4/1/49	157,505
1,965,614	Pool #WA4461, 4.72%, 1/1/30	2,009,109
29,533	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(a)	29,048
41,874	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(a)	41,263
119,039	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(a)	116,935
866,848	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(a)	849,346
35,660	Series KF57, Class A, (SOFR30A + 0.654%), 5.01%, 12/25/28(b)	35,770
291,290	Series Q014, Class A1, 1.56%, 1/25/36	247,026

		24,809,524

Ginnie Mae — 0.1%
41,257	Pool #AC3667, 1.66%, 8/15/26	39,659
20,543	Pool #BB3740, 4.00%, 11/15/47	19,658
54,073	Pool #BE3008, 4.00%, 4/20/48	51,635
27,848	Series 2018-2, Class AD, 2.40%, 3/16/59	24,497
17,323	Series 2018-26, Class AD, 2.50%, 3/16/52	16,333

		151,782

Small Business Administration — 2.0%
259,035	Pool #130612, 10.63%, 5/25/34	297,718
635,447	Pool #130613, 10.88%, 10/25/34(c)	742,651
157,234	Pool #130614, 10.61%, 3/25/35	178,888
137,049	Pool #530566, (Prime Index + 1.625%), 9.13%, 5/25/34(b)	149,772
473,138	Pool #530677, (Prime Index + 3.605%), 11.11%, 10/25/34(b)	540,792
247,023	Pool #530704, (Prime Index + 0.855%), 8.36%, 12/25/34(b)	266,553
419,784	Pool #530708, (Prime Index + 1.605%), 9.11%, 12/25/34(b)	460,452
461,096	Pool #530710, (Prime Index + 1.855%), 9.36%, 12/25/34(b)	508,502
247,546	Pool #530756, (Prime Index + 3.355%), 10.86%, 3/25/35(b)	285,014
797,495	Pool #530757, (Prime Index + 1.855%), 9.36%, 2/25/35(b)	887,566
683,863	Pool #530759, (Prime Index + 1.605%), 9.11%, 2/25/35(b)	756,186
464,402	Pool #530790, (Prime Index + 1.605%), 9.11%, 4/25/35(b)	515,351
182,615	Pool #530791, (Prime Index + 1.855%), 9.36%, 4/25/35(b)	203,900

		5,793,345

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

U.S. International Development Finance Corp. — 0.2%
$ 500,000	Series AA-1, 0.00%, 1/17/26(d)	$ 569,197

Total U.S. Government Agency Backed Mortgages		120,748,704

(Cost $124,630,168)

Corporate Bonds — 28.9%
Communications — 1.1%
3,085,000	AT&T, Inc., 5.55%, 11/1/45	3,054,782

Consumer, Non-cyclical — 18.1%
2,200,000	AbbVie, Inc., 4.80%, 3/15/29	2,249,275
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,625,739
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,736,989
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	442,964
2,650,000	Astrazeneca Finance LLC, 5.00%, 2/26/34	2,731,634
2,780,000	Becton Dickinson & Co., 5.08%, 6/7/29	2,854,593
2,500,000	Bristol-Myers Squibb Co., 4.90%, 2/22/29	2,565,592
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	937,314
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	57,027
3,100,000	Elevance Health, Inc., 5.15%, 6/15/29	3,189,874
1,700,000	Eli Lilly & Co., 4.75%, 2/12/30	1,744,750
2,500,000	GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28	2,497,185
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	2,002,936
2,300,000	HCA, Inc., 5.00%, 3/1/28	2,340,968
1,861,000	HCA, Inc., 5.45%, 9/15/34	1,907,994
2,250,000	IQVIA, Inc., 6.25%, 2/1/29	2,369,380
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	343,856
1,300,000	Johnson & Johnson, 4.70%, 3/1/30	1,338,897
2,500,000	Kenvue, Inc., 5.00%, 3/22/30	2,568,568
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	904,926
250,000	Medtronic, Inc., 4.38%, 3/15/35	245,299
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(e)	2,457,543
1,940,000	Royalty Pharma Plc, 5.15%, 9/2/29	1,991,398
511,000	Solventum Corp., 5.45%, 2/25/27	519,277
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,988,164
2,285,000	Thermo Fisher Scientific, Inc., 4.89%, 10/7/37	2,283,675
2,500,000	UnitedHealth Group, Inc., 4.90%, 4/15/31	2,563,288

		51,459,105

Financial — 4.3%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	332,415
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	246,239
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,499,796

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	$ 232,206
1,400,000	HA Sustainable Infrastructure Capital, Inc., 6.15%, 1/15/31	1,438,203
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,897,412
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	587,746
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,255,875
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,147,901
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,498,642

		12,136,435

Industrial — 1.6%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,462,026
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	975,609
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	947,125
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	63,468
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	43,445

		4,491,673

Utilities — 3.8%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,144,604
2,720,000	American Water Capital Corp., 5.25%, 3/1/35	2,790,476
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,325,816
3,400,000	New York State Electric & Gas Corp., 5.05%, 8/15/35(e)	3,411,106

		10,672,002

Total Corporate Bonds		81,813,997

(Cost $82,176,542)

Municipal Bonds — 14.7%
Alabama — 0.2%
730,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	611,199

Arizona — 0.3%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	719,274
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	226,698

		945,972

Arkansas — 0.00%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	97,988

California — 4.7%
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	236,142
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	741,677

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	$ 829,785
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	374,414
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	97,113
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	97,223
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	347,526
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	668,941
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	257,845
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	99,656
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	201,307
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,494,493
150,000	Kern Community College District GO, 2.54%, 11/1/26	147,937
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	229,011
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	267,279
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	450,733
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	445,034
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	631,726
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	227,477
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	875,404
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	648,215
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	119,961
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	102,379
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	352,898
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	914,949
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	787,312
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	573,096
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	96,772
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	309,039

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	$ 306,561
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	304,858

		13,236,763

Colorado — 0.8%
1,950,000	Colorado Housing and Finance Authority Revenue, Series B, 4.60%, 12/1/27	1,968,472
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	257,809

		2,226,281

Connecticut — 1.1%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	305,794
2,775,000	Connecticut Housing Finance Authority Revenue, Series B, 4.80%, 5/15/28, Callable 11/15/26 @ 100	2,790,294

		3,096,088

District of Columbia — 0.6%
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	345,872
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	188,414
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	186,418
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	189,236
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	126,301
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	128,597
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	526,800

		1,691,638

Florida — 0.7%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,864,008

Georgia — 0.3%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	274,092
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	422,519

		696,611

Hawaii — 0.3%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	651,516
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	242,531

		894,047

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

Idaho — 0.1%
$ 500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	$ 350,835

Iowa — 0.00%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 10/31/25 @ 100	99,718

Maryland — 0.1%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	211,908

Massachusetts — 0.5%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	571,405
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	918,112

		1,489,517

Michigan — 0.8%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	670,696
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,168,263
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	93,769
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	202,797

		2,135,525

Nebraska — 0.1%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	98,611
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 10/31/25 @ 100	249,077

		347,688

Nevada — 0.1%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	239,414

New York — 0.3%
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	506,024
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	413,960

		919,984

Ohio — 0.00%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	130,013

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

Oklahoma — 0.5%
$ 715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	$ 690,842
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	710,518

		1,401,360

Oregon — 0.6%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	329,152
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	287,527
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	331,427
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	698,015

		1,646,121

Pennsylvania — 0.3%
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	183,239
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	766,276

		949,515

Rhode Island — 0.9%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,181,992
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	351,477
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	145,059
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	930,135

		2,608,663

Tennessee — 0.1%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	153,610

Texas — 1.0%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	245,184
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	287,896
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	637,537
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	692,016
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	268,106
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	214,507
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	121,294
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	274,729

		2,741,269

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

Utah — 0.2%
$ 520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	$ 488,530

Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	97,039

Washington — 0.1%
155,000	Energy Northwest Series E, 3.50%, 7/1/26	154,508

Total Municipal Bonds		41,525,812

(Cost $45,164,998)

Asset Backed Securities — 6.6%
1,550,000	Dext ABS LLC, Series 2021-1, Class D, 2.81%, 3/15/29(e)	1,538,342
3,042,293	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(e)	2,994,964
1,184,371	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(e)	1,191,859
848,174	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(e)	745,352
1,253,623	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(e)	971,656
775,110	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(e)	636,595
193,777	Sunnova Helios VII Issuer LLC, Series 2021-C, Class C, 2.63%, 10/20/48(e)	101,242
1,811,689	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.60%, 5/20/50(e)	1,307,938
2,192,728	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 2/20/51(e)	1,751,622
3,558,386	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(e)	2,437,675
320,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54(e)	329,941
825,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, 6/25/54(e)	828,334
2,320,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29(e)	1,974,248
2,200,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(e)	1,371,867
1,500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(e)	656,446

Total Asset Backed Securities		18,838,081

(Cost $22,874,313)

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

U.S. Government Agency Obligations — 2.4%
Small Business Administration — 1.1%
$ 447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(b),(c)	$ 1,400
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(b),(c)	1,077
108,364	Certificate of Originator’s Fee, 0.23%, 1/1/34(c)	370
179,309	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	612
164,250	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	560
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	640
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	640
135,000	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	461
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(b),(c)	2,650
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(c)	3,388
85,000	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	605
48,450	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	345
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(b),(c)	3,199
132,635	Certificate of Originator’s Fee, 0.73%, 2/28/34(c)	1,573
262,500	Certificate of Originator’s Fee, 0.73%, 3/26/34(c)	3,113
262,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	3,113
187,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	2,224
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(b),(c)	2,363
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(b),(c)	14,319
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(c)	5,250
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(c)	1,098
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(b),(c)	10,120
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(c)	6,694
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(c)	5,208
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(c)	2,691
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(b),(c)	29,252
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(b),(c)	13,598
212,509	Certificate of Originator’s Fee, 1.73%, 9/8/33(c)	5,973
197,638	Certificate of Originator’s Fee, 1.73%, 10/27/33(c)	5,555
149,272	Certificate of Originator’s Fee, 1.98%, 8/10/33(c)	4,802
127,500	Certificate of Originator’s Fee, 1.98%, 11/16/33(c)	4,102
129,939	Certificate of Originator’s Fee, 1.98%, 12/12/33(c)	4,180
186,547	Certificate of Originator’s Fee, 1.98%, 12/18/33(c)	6,001
6,074	(Prime Index - 2.500%), 5.00%, 2/25/28(b)	6,069
65,557	(Prime Index - 2.500%), 5.00%, 4/25/44(b)	65,454
1,064	(TBA), 5.58%, 10/15/25(b),(c)	1,064
26,009	(Prime Index - 0.675%), 6.83%, 9/25/43(b)	26,971
68,583	(Prime Index - 0.675%), 6.83%, 11/25/45(b)	71,346
39,372	7.08%, 7/25/30	39,350
105,435	(Prime Index + 0.117%), 7.62%, 1/25/46(b)	111,563
156,484	(Prime Index + 0.325%), 7.83%, 6/25/31(b)	162,831
158,926	(Prime Index + 0.325%), 7.83%, 7/25/31(b)	165,065
207,542	(Prime Index + 0.325%), 7.83%, 2/25/32(b)	216,226
50,091	(Prime Index + 0.325%), 7.83%, 9/25/44(b)	53,141
584,359	(Prime Index + 0.325%), 7.83%, 8/25/46(b)	625,432
402,412	(Prime Index + 0.375%), 7.88%, 10/25/31(b)	419,833

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 315,254	(Prime Index + 0.375%), 7.88%, 8/25/46(b)	$ 336,077
76,584	(Prime Index + 0.575%), 8.08%, 4/25/31(b)	79,640
19,894	(Prime Index + 0.585%), 8.09%, 3/25/43(b)	20,994
8,300	(Prime Index + 0.700%), 8.20%, 2/25/28(b)	8,455
306,854	(Prime Index + 0.825%), 8.33%, 9/25/31(b)	321,986
195,141	(Prime Index + 0.875%), 8.38%, 1/25/32(b)	204,921
10,929	(Prime Index + 0.993%), 8.49%, 11/25/28(b)	11,214
26,570	(Prime Index + 1.233%), 8.73%, 6/25/29(b)	27,615
13,575	9.08%, 9/25/29	13,886
31,638	(Prime Index + 1.575%), 9.08%, 7/25/30(b)	33,093
33,563	(Prime Index + 2.325%), 9.83%, 10/25/30(b)	35,612
52,472	(Prime Index + 2.325%), 9.83%, 1/25/31(b)	55,938

		3,260,952

U.S. International Development Finance Corp. — 1.3%
1,000,000	1.44%, 4/15/28	948,075
500,000	1.65%, 4/15/28	476,400
2,014,570	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 7/7/40(b)	2,014,570

		3,439,045

Total U.S. Government Agency Obligations		6,699,997

(Cost $7,357,708)

Collateralized Mortgage Obligations — 1.5%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 6.24%, 1/17/39(b),(e)	2,793,776
1,550,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42(b),(e)	1,542,032

Total Collateralized Mortgage Obligations		4,335,808

(Cost $4,335,380)

Shares
Investment Company — 4.0%
11,303,232	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	11,303,232

Total Investment Company		11,303,232

(Cost $11,303,232)

Total Investments		$285,265,631
(Cost $297,842,341)(g) — 100.7%

Liabilities in excess of other assets — (0.7)%		(2,017,417)

NET ASSETS — 100.0%		$283,248,214

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	38	December 2025	$43,849	USD	$ 4,372,969	Citigroup Global Markets, Inc.
2 Year U.S. Treasury Note	223	December 2025	27,391	USD	46,472,852	Citigroup Global Markets, Inc.
30 Year U.S. Treasury Bond	142	December 2025	356,879	USD	16,556,313	Citigroup Global Markets, Inc.
30 Year U.S. Ultra Treasury Bond	104	December 2025	331,243	USD	12,486,500	Citigroup Global Markets, Inc.
5 Year U.S. Treasury Note	161	December 2025	22,290	USD	17,580,445	Citigroup Global Markets, Inc.

Total			$781,652

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	25	December 2025	$1,503	USD	$ 2,914,844	Citigroup Global Markets, Inc.

Total			$1,503

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2025

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal Corp.

BAM - Bank of America

FHA - Insured by Federal Housing Administration

GO - General Obligations

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

37

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2025

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $780,403,387 and $286,539,109, respectively)	$728,941,956	$273,962,399
Affiliated investments (cost $22,804,278 and $11,303,232, respectively)	22,804,278	11,303,232
Cash	—	22,328
Cash at broker for financial futures contracts	430,042	900,925
Interest and dividend receivable	2,766,029	1,671,791
Receivable from advisor	26,243	21,780
Receivable for capital shares issued	339,319	140,637
Receivable for investments sold	1,494,694	152,572
Unrealized appreciation on futures contracts	87,807	783,155
Prepaid expenses and other assets	34,169	28,870

Total Assets	756,924,537	288,987,689

Liabilities:
Cash overdraft	21,494	—
Distributions payable	653,254	175,948
Payable for capital shares redeemed	540,423	649,417
Payable for investments purchased	—	2,285,000
Payable for investments purchased on a delayed delivery basis	79,350,635	2,415,000
Accrued expenses and other payables:
Investment advisory fees	193,856	80,525
Accounting fees	24,936	16,274
Audit fees	45,618	45,618
Professional fees	5,075	5,075
Trustees’ fees	1,303	569
Distribution fees	2,928	394
Custodian fees	8,709	2,026
Shareholder reports	33,877	18,621
Shareholder servicing fees	25,226	—
Transfer agent fees	53,067	24,949
Other	40,853	20,059

Total Liabilities	81,001,254	5,739,475

Net Assets	$675,923,283	$283,248,214

Net Assets Consists of:
Capital	$802,395,456	$318,772,552
Accumulated earnings	(126,472,173)	(35,524,338)

Net Assets	$675,923,283	$283,248,214

38

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund

Net Assets
Class A	$4,631,719	$1,523,340
Class I	613,775,749	116,345,934
Class IS	57,515,815	N/A
Class R6	N/A	124,486,512
Class Y	N/A	40,892,428

Total	$675,923,283	$283,248,214

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	595,237	176,353
Class I	78,872,825	13,428,814
Class IS	7,394,034	N/A
Class R6	N/A	14,374,450
Class Y	N/A	4,725,856

Total	86,862,096	32,705,473

Net Asset Values and Redemption Prices Per Share:
Class A	$7.78	$8.64

Class I	$7.78	$8.66

Class IS	$7.78	$ N/A

Class R6	$ N/A	$8.66

Class Y	$ N/A	$8.65

Maximum Offering Price Per Share:
Class A	$8.08	$8.98

Maximum Sales Charge - Class A	3.75%	3.75%

See Notes to the Financial Statements.

39

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended September 30, 2025

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund
Investment Income:
Interest income	$25,843,858	$12,450,718
Dividend income - affiliated	752,919	380,027

Total Investment Income	26,596,777	12,830,745
Expenses:
Investment advisory fees	2,405,290	998,566
Distribution fees–Class A	13,276	3,778
Accounting fees	177,042	91,754
Audit fees	46,569	46,569
Custodian fees	62,154	15,084
Insurance fees	4,530	3,397
Legal fees	15,429	15,516
Registrations and filing fees	51,991	49,604
Shareholder reports	91,358	56,309
Transfer agent fees–Class A	8,788	3,992
Transfer agent fees–Class I	393,905	182,396
Transfer agent fees–Class IS	49,987	—
Transfer agent fees–Class R6	—	32,078
Transfer agent fees–Class Y	—	3,550
Trustees’ fees and expenses	38,562	16,145
Shareholder services administration fees–Class I	315,449	—
Tax expense	5,476	5,476
Other fees	8,555	7,513

Total expenses before fee waiver/reimbursement	3,688,361	1,531,727
Expenses waived/reimbursed by:
Advisor	(632,164)	(341,201)

Net expenses	3,056,197	1,190,526

Net Investment Income	23,540,580	11,640,219

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(10,063,920)	(1,808,495)
Futures contracts	730,490	(3,846,432)

Net realized losses	(9,333,430)	(5,654,927)
Net change in unrealized appreciation/(depreciation) on:
Investments	7,230,847	(1,095,680)
Futures contracts	46,429	919,975

Net unrealized gains/(losses)	7,277,276	(175,705)

Change in net assets resulting from operations	$21,484,426	$5,809,587

See Notes to the Financial Statements.

40

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Access Capital
	Community
	Investment Fund
	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
From Investment Activities
Operations:
Net investment income	$23,540,580	$21,876,773
Net realized gains/(losses) from investments and futures contracts	(9,333,430)	3,200,462
Net change in unrealized appreciation on investments and futures contracts	7,277,276	50,490,742

Change in net assets resulting from operations	21,484,426	75,567,977

Distributions to Shareholders:
Class A	(175,199)	(209,509)
Class I	(23,063,723)	(21,527,633)
Class IS	(1,891,739)	(1,712,275)

Change in net assets resulting from shareholder distributions	(25,130,661)	(23,449,417)

Capital Transactions: (Note 6)
Proceeds from shares issued	153,062,817	90,056,666
Distributions reinvested	16,587,315	16,034,292
Cost of shares redeemed	(159,470,146)	(148,286,842)

Change in net assets resulting from capital transactions	10,179,986	(42,195,884)

Net increase in net assets	6,533,751	9,922,676
Net Assets:
Beginning of year	669,389,532	659,466,856

End of year	$675,923,283	$669,389,532

Share Transactions:
Issued	20,148,524	11,981,562
Reinvested	2,169,541	2,126,253
Redeemed	(20,772,562)	(19,640,630)

Change in shares resulting from capital transactions	1,545,503	(5,532,815)

See Notes to the Financial Statements.

41

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Impact Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$11,640,219	$10,260,994
Net realized losses from investments and futures contracts	(5,654,927)	(1,224,468)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(175,705)	19,839,936

Change in net assets resulting from operations	5,809,587	28,876,462

Distributions to Shareholders:
Class A	(57,200)	(43,807)
Class I	(4,821,475)	(4,395,789)
Class R6	(5,059,843)	(3,676,830)
Class Y	(1,639,372)	(2,076,581)

Change in net assets resulting from shareholder distributions	(11,577,890)	(10,193,007)

Capital Transactions: (Note 6)
Proceeds from shares issued	54,035,240	71,764,723
Distributions reinvested	9,413,777	9,039,430
Cost of shares redeemed	(68,343,996)	(46,746,385)

Change in net assets resulting from capital transactions	(4,894,979)	34,057,768

Net increase/(decrease) in net assets	(10,663,282)	52,741,223
Net Assets:
Beginning of year	293,911,496	241,170,273

End of year	$283,248,214	$293,911,496

Share Transactions:
Issued	6,285,514	8,359,273
Reinvested	1,092,691	1,058,893
Redeemed	(7,948,200)	(5,517,191)

Change in shares resulting from capital transactions	(569,995)	3,900,975

See Notes to the Financial Statements.

42

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/25	$7.85	0.23	(0.05)	0.18	(0.25)	(0.25)	$7.78
Year Ended 9/30/24	7.26	0.22	0.61	0.83	(0.24)	(0.24)	7.85
Year Ended 9/30/23	7.56	0.20	(0.28)	(0.08)	(0.22)	(0.22)	7.26
Year Ended 9/30/22	8.93	0.11	(1.33)	(1.22)	(0.15)	(0.15)	7.56
Year Ended 9/30/21	9.13	0.10	(0.15)	(0.05)	(0.15)	(0.15)	8.93
Class I
Year Ended 9/30/25	$7.85	0.26	(0.05)	0.21	(0.28)	(0.28)	$7.78
Year Ended 9/30/24	7.26	0.25	0.61	0.86	(0.27)	(0.27)	7.85
Year Ended 9/30/23	7.56	0.23	(0.29)	(0.06)	(0.24)	(0.24)	7.26
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.13	0.13	(0.16)	(0.03)	(0.18)	(0.18)	8.92
Class IS
Year Ended 9/30/25	$7.84	0.26	(0.04)	0.22	(0.28)	(0.28)	$7.78
Year Ended 9/30/24	7.26	0.25	0.60	0.85	(0.27)	(0.27)	7.84
Year Ended 9/30/23	7.56	0.23	(0.28)	(0.05)	(0.25)	(0.25)	7.26
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.12	0.13	(0.15)	(0.02)	(0.18)	(0.18)	8.92

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

43

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/25	2.55%	$4,632	0.80%	0.80%	3.07%	0.84%	109%
Year Ended 9/30/24	11.68%	6,045	0.80%	0.80%	2.97%	0.80%	127%
Year Ended 9/30/23	(1.20)%	6,963	0.80%	0.80%	2.61%	1.05%	74%
Year Ended 9/30/22	(13.84)%	9,515	0.80%	0.80%	1.36%	0.84%	21%
Year Ended 9/30/21	(0.61)%	14,233	0.80%	0.80%	1.07%	0.86%	25%
Class I
Year Ended 9/30/25	2.78%	$613,776	0.45%	0.45%	3.42%	0.54%	109%
Year Ended 9/30/24	12.03%	615,906	0.45%	0.45%	3.32%	0.55%	127%
Year Ended 9/30/23	(0.85)%	600,100	0.45%	0.45%	2.98%	0.53%	74%
Year Ended 9/30/22	(13.44)%	643,252	0.45%	0.45%	1.74%	0.51%	21%
Year Ended 9/30/21	(0.37)%	701,768	0.45%	0.45%	1.42%	0.52%	25%
Class IS
Year Ended 9/30/25	2.96%	$57,516	0.40%	0.40%	3.47%	0.52%	109%
Year Ended 9/30/24	11.95%	47,438	0.40%	0.40%	3.36%	0.53%	127%
Year Ended 9/30/23	(0.80)%	52,403	0.40%	0.40%	3.03%	0.53%	74%
Year Ended 9/30/22	(13.40)%	51,376	0.40%	0.40%	1.87%	0.50%	21%
Year Ended 9/30/21	(0.21)%	31,237	0.40%	0.40%	1.47%	0.55%	25%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**

Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate includes to-be-announced (“TBA”) transactions.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

See Notes to the Financial Statements.

44

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/25	$ 8.81	0.33	(0.18)	0.15	(0.32)	—	(0.32)	$ 8.64
Year Ended 9/30/24	8.19	0.31	0.62	0.93	(0.31)	—	(0.31)	8.81
Year Ended 9/30/23	8.42	0.25	(0.23)	0.02	(0.25)	—	(0.25)	8.19
Year Ended 9/30/22	10.17	0.17	(1.71)	(1.54)	(0.14)	(0.07)	(0.21)	8.42
Year Ended 9/30/21	10.58	0.09	(0.24)	(0.15)	(0.12)	(0.14)	(0.26)	10.17
Class I
Year Ended 9/30/25	$ 8.84	0.35	(0.18)	0.17	(0.35)	—	(0.35)	$ 8.66
Year Ended 9/30/24	8.21	0.33	0.63	0.96	(0.33)	—	(0.33)	8.84
Year Ended 9/30/23	8.44	0.27	(0.23)	0.04	(0.27)	—	(0.27)	8.21
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.59	0.12	(0.23)	(0.11)	(0.15)	(0.14)	(0.29)	10.19
Class R6
Year Ended 9/30/25	$ 8.83	0.35	(0.17)	0.18	(0.35)	—	(0.35)	$ 8.66
Year Ended 9/30/24	8.21	0.34	0.61	0.95	(0.33)	—	(0.33)	8.83
Year Ended 9/30/23	8.44	0.27	(0.22)	0.05	(0.28)	—	(0.28)	8.21
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.60	0.12	(0.24)	(0.12)	(0.15)	(0.14)	(0.29)	10.19
Class Y
Year Ended 9/30/25	$ 8.83	0.35	(0.18)	0.17	(0.35)	—	(0.35)	$ 8.65
Year Ended 9/30/24	8.20	0.33	0.63	0.96	(0.33)	—	(0.33)	8.83
Year Ended 9/30/23	8.43	0.27	(0.22)	0.05	(0.28)	—	(0.28)	8.20
Year Ended 9/30/22	10.19	0.16	(1.68)	(1.52)	(0.17)	(0.07)	(0.24)	8.43
Period Ended 9/30/21(b)	10.15	0.05	0.04	0.09	(0.05)	—	(0.05)	10.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from April 12, 2021 (commencement of operations) through September 30, 2021.

45

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/25	1.84%	$1,523	0.69%	3.81%	0.97%	63%
Year Ended 9/30/24	11.51%	1,552	0.69%	3.66%	1.03%	79%
Year Ended 9/30/23	0.18%	974	0.70%	2.89%	1.09%	79%
Year Ended 9/30/22	(15.30)%	941	0.70%	1.91%	0.70%	33%
Year Ended 9/30/21	(1.47)%	21	0.70%	0.91%	54.43%	36%
Class I
Year Ended 9/30/25	1.98%	$116,346	0.44%	4.05%	0.61%	63%
Year Ended 9/30/24	11.89%	119,230	0.44%	3.88%	0.63%	79%
Year Ended 9/30/23	0.44%	108,268	0.45%	3.15%	0.62%	79%
Year Ended 9/30/22	(15.05)%	95,006	0.45%	1.70%	0.65%	33%
Year Ended 9/30/21	(1.13)%	77,793	0.45%	1.14%	0.73%	36%
Class R6
Year Ended 9/30/25	2.15%	$124,487	0.39%	4.10%	0.48%	63%
Year Ended 9/30/24	11.82%	125,646	0.39%	3.95%	0.50%	79%
Year Ended 9/30/23	0.49%	80,372	0.40%	3.21%	0.48%	79%
Year Ended 9/30/22	(15.01)%	66,391	0.40%	1.69%	0.52%	33%
Year Ended 9/30/21	(1.17)%	81,762	0.40%	1.14%	0.62%	36%
Class Y
Year Ended 9/30/25	2.03%	$40,892	0.39%	4.10%	0.47%	63%
Year Ended 9/30/24	11.96%	47,484	0.39%	3.92%	0.49%	79%
Year Ended 9/30/23	0.49%	51,555	0.40%	3.19%	0.49%	79%
Year Ended 9/30/22	(15.11)%	51,307	0.40%	1.70%	0.50%	33%
Period Ended 9/30/21(b)	0.90%(c)	60,373	0.40%(d)	0.99%(d)	0.59%(d)	36%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the periods ended September 30, 2024 and September 30, 2025, when the Fund’s net expense ratios would increase by an amount of 0.01%.

46

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

**

Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate includes to-be-announced (“TBA”) transactions.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	For the period from April 12, 2021 (commencement of operations) through September 30, 2021.
(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

47

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 17 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the RBC BlueBay Access Capital Fund (formerly, Access Capital Community Investment Fund) was reorganized into a series of the Trust, effective July 28, 2008. This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

-RBC BlueBay Access Capital Community Investment Fund (“Access Capital Community Investment Fund”)

-RBC BlueBay Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers four share classes: Class A, Class I, Class R6, and Class Y shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS, Class R6 and Class Y shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative

48

NOTES TO FINANCIAL STATEMENTS

income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the

49

NOTES TO FINANCIAL STATEMENTS

fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3

50

NOTES TO FINANCIAL STATEMENTS

category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
RBC BlueBay Access Capital Community Investment Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$12,384,235	$—	$12,384,235
U.S. Government Agency Backed Mortgages	—	700,581,126	—	700,581,126
U.S. Government Agency Obligations	—	15,897,741	—	15,897,741
Investment Company	22,804,278	—	—	22,804,278
Corporate Bond	—	78,854	—	78,854
Other Financial Instruments*
Financial futures contracts	87,807	—	—	87,807

Total Assets	$22,892,085	$728,941,956	$—	$751,834,041

RBC BlueBay Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	—	41,525,812	—	41,525,812
U.S. Government Agency Backed Mortgages	—	120,748,704	—	120,748,704
U.S. Government Agency Obligations	—	6,699,997	—	6,699,997
Asset Backed Securities	—	18,838,081	—	18,838,081
Collateralized Mortgage Obligations	—	4,335,808	—	4,335,808
Investment Company	11,303,232	—	—	11,303,232
Corporate Bonds	—	81,813,997	—	81,813,997
Other Financial Instruments*
Financial futures contracts	783,155	—	—	783,155

Total Assets	$12,086,387	$273,962,399	$—	$286,048,786

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

As of September 30, 2025 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as

51

NOTES TO FINANCIAL STATEMENTS

bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. The Funds may participate in “rolling transactions” in which a Fund does not take delivery of the TBA securities, and this may result in a higher portfolio turnover rate.

Delayed Delivery Securities:

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or “forward commitment” basis. This may increase risk to a Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the RBC BlueBay Access Capital Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

52

NOTES TO FINANCIAL STATEMENTS

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the year ended September 30, 2025.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2025.

Fair Values of Derivative Financial Instrument as of September 30, 2025(1)
Statement of Assets and Liabilities Location
Asset Derivatives
	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$87,807	$783,155

Total	$87,807	$783,155

The effect of derivative instruments on the Statement of Operations during the year ended September 30, 2025 is as follows:

Derivative Instruments Categorized by Risk Exposure	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$730,490	$(3,846,432)

Total	$730,490	$(3,846,432)

53

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Net Change in Unrealized Appreciation From:
Interest Rate Risk:
Financial futures contracts	$46,429	$919,975

Total	$46,429	$919,975

(1) Not considered to be hedging instruments for accounting disclosure purposes.

For the year ended September 30, 2025, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Futures long position (contracts)	252	626
Futures short position (contracts)	68	6

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

54

NOTES TO FINANCIAL STATEMENTS

	Value September 30, 2024	Purchases	Sales	Value September 30, 2025	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
RBC BlueBay Access Capital Community Investment Fund	$7,567,885	$274,062,175	$(258,825,782)	$22,804,278	$752,919
RBC BlueBay Impact Bond Fund	7,460,944	129,144,420	(125,302,132)	11,303,232	380,027

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses ), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in

55

NOTES TO FINANCIAL STATEMENTS

the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
RBC BlueBay Access Capital Community Investment Fund	0.35%
RBC BlueBay Impact Bond Fund	0.35%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class IS Annual Rate	Class R6 Annual Rate	Class Y Annual Rate
RBC BlueBay Access Capital Community Investment Fund	0.80%	0.45%	0.40%	N/A	N/A
RBC BlueBay Impact Bond Fund	0.70%	0.45%	N/A	0.40%	0.40%

This expense limitation agreement is in place until January 31, 2027, and shall continue for additional one-year terms unless terminated by either party at any time. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Impact Bond Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

As of September 30, 2025, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/23		FYE 9/30/24		FYE 9/30/25	Total
RBC BlueBay Access Capital Community Investment Fund	$	N/A	$	N/A	$602,768	$602,768
RBC BlueBay Impact Bond Fund		291,003		357,998	326,171	975,172

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the year ended September 30, 2025, the amount waived was $29,396 and $15,030 for RBC BlueBay Access Capital Community Investment Fund and RBC BlueBay Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Funds. Bank of New York Mellon (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds,

56

NOTES TO FINANCIAL STATEMENTS

maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. In consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

The table below shows, as of September 30, 2025, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment in the Funds.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
RBC BlueBay Impact Bond Fund	$283,248,214	4,727,966	14.4%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the year ended September 30, 2025, there were no fees waived by the Distributor.

For the year ended September 30, 2025, the Distributor received commissions of $200 in front-end sales charges of Class A shares of the Funds, of which $200 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the year ended September 30, 2025.

57

NOTES TO FINANCIAL STATEMENTS

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2025 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
RBC BlueBay Access Capital Community Investment Fund	$ —	$ 1,622,444	$804,552,418	$791,349,171
RBC BlueBay Impact Bond Fund	61,993,756	80,693,380	113,422,778	98,405,870

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NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$429,856	$141,191	$—	$500,000
Distributions reinvested	174,452	206,765	57,200	43,697
Cost of shares redeemed	(1,937,217)	(1,760,200)	(55,292)	(64,438)

Change in Class A	$(1,332,909)	$(1,412,244)	$1,908	$479,259

Class I
Proceeds from shares issued	$137,896,300	$77,994,836	$29,707,803	$21,536,884
Distributions reinvested	14,581,849	14,144,109	4,721,538	4,305,097
Cost of shares redeemed	(151,181,219)	(123,806,572)	(35,032,298)	(23,110,439)

Change in Class I	$1,296,930	$(31,667,627)	$(602,957)	$2,731,542

Class IS
Proceeds from shares issued	$14,736,661	$11,920,639	$—	$—
Distributions reinvested	1,831,014	1,683,418	—	—
Cost of shares redeemed	(6,351,710)	(22,720,070)	—	—

Change in Class IS	$10,215,965	$(9,116,013)	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$24,327,437	$49,727,839
Distributions reinvested	—	—	2,995,667	2,619,363
Cost of shares redeemed	—	—	(25,956,406)	(13,571,508)

Change in Class R6	$—	$—	$1,366,698	$38,775,694

Class Y
Distributions reinvested	$—	$—	$1,639,372	$2,071,273
Cost of shares redeemed	—	—	(7,300,000)	(10,000,000)

Change in Class Y	$—	$—	$(5,660,628)	$(7,928,727)

Change in net assets resulting from capital transactions	$10,179,986	$(42,195,884)	$(4,894,979)	$34,057,768

59

NOTES TO FINANCIAL STATEMENTS

	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
SHARE TRANSACTIONS:
Class A
Issued	55,600	18,684	—	59,595
Reinvested	22,828	27,435	6,657	5,122
Redeemed	(253,775)	(234,479)	(6,435)	(7,548)

Change in Class A	(175,347)	(188,360)	222	57,169

Class I
Issued	18,151,777	10,386,548	3,455,653	2,514,330
Reinvested	1,907,191	1,875,271	547,854	504,099
Redeemed	(19,683,692)	(16,432,616)	(4,068,892)	(2,706,684)

Change in Class I	375,276	(4,170,797)	(65,385)	311,745

Class IS
Issued	1,941,147	1,576,330	—	—
Reinvested	239,522	223,547	—	—
Redeemed	(835,095)	(2,973,535)	—	—

Change in Class IS	1,345,574	(1,173,658)	—	—

Class R6
Issued	—	—	2,829,861	5,785,348
Reinvested	—	—	347,727	306,699
Redeemed	—	—	(3,027,850)	(1,656,146)

Change in Class R6	—	—	149,738	4,435,901

Class Y
Reinvested	—	—	190,453	242,973
Redeemed	—	—	(845,023)	(1,146,813)

Change in Class Y	—	—	(654,570)	(903,840)

Change in shares resulting from capital transactions	1,545,503	(5,532,815)	(569,995)	3,900,975

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

60

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
RBC BlueBay Access Capital Community Investment Fund	$803,207,726	$2,457,066	$(53,918,558)	$(51,461,492)
RBC BlueBay Impact Bond Fund	297,864,669	2,300,707	(14,877,417)	(12,576,710)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay Access Capital Community Investment Fund	$25,041,456	$25,041,456	$25,041,456
RBC BlueBay Impact Bond Fund	11,555,154	11,555,154	11,555,154

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay Access Capital Community Investment Fund	$23,438,888	$23,438,888	$23,438,888
RBC BlueBay Impact Bond Fund	10,063,324	10,063,324	10,063,324

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

61

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Undistributed ordinary income	$99,584	$487,152
Undistributed long term gain	—	—

Accumulated earnings	99,584	487,152
Accumulated capital loss carryforwards	(74,457,011)	(20,774,112)
Unrealized depreciation	(51,461,492)	(12,576,710)
Other temporary differences	(653,254)	(175,948)

Total Accumulated Losses	$(126,472,173)	$(33,039,618)

As of September 30, 2025, the Access Capital Community Investment Fund and the Impact Bond Fund had a short-term capital loss carryforward of $13,866,163 and $4,941,058 and a long-term capital loss carryforward of $60,590,848 and $15,833,054 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Impact Bond Fund had deferred qualified late-year ordinary losses of $2,484,720 which will be treated as arising on the first business day of the fiscal year ending September 30, 2025.

8. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 25, 2026. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2025. There were no borrowings made by the Funds under the line of credit during the year ended September 30, 2025.

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2025, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
RBC BlueBay Access Capital Community Investment Fund	1	20.0%
RBC BlueBay Impact Bond Fund	1	14.8%

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NOTES TO FINANCIAL STATEMENTS

In addition, an unaffiliated shareholder owned 14.9% of the Impact Bond Fund as of September 30, 2025. Significant transactions by these shareholders may impact the Funds’ performance.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC BlueBay Access Capital Community Investment Fund and RBC BlueBay Impact Bond Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC BlueBay Access Capital Community Investment Fund and RBC BlueBay Impact Bond Fund (two of the funds constituting RBC Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

November 20, 2025

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

64

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended September 30, 2025, the following Funds had a qualified interest income percentage of:

Qualified Interest Income
RBC BlueBay Access Capital Community Investment Fund	99.98%
RBC BlueBay Impact Bond Fund	95.05%

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

65

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreement

In September 2025, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement (“Agreement”) with the Advisor for each Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the advisory services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered, and their experience with the management and portfolio management teams over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Funds vs. funds in the same category and funds in more tailored peer groups. In connection with their deliberations, the independent Trustees had the opportunity to ask questions and request additional information and were advised by and met separately with independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals responsible for managing the Funds, to discuss the information and the Advisor’s ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks and their respective Morningstar categories as well as information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies. For the RBC BlueBay Access Capital Community Investment Fund, the Board noted that while the Fund underperformed the median performance of its custom peer group for the 1-, 3- and 5-year periods, the Fund had outperformed the median performance of its Morningstar category for the 3- and 5-year periods. For the RBC BlueBay Impact Bond Fund, the Board noted that while the Fund had underperformed the median performance of its Morningstar category for the 1-, 3-and 5-year periods, it has shown recent improvement by outperforming the median performance of its custom peer group for the 1 year period, and its benchmark index for the 3-year period.

In considering the nature and quality of services to be provided by the Advisor, the Trustees focused on the research, credit, and fundamental analysis capabilities; the specialized expertise in the area of fixed income investments eligible for regulatory credit under the Community Reinvestment Act of 1977 (“CRA”); the Advisor’s significant expertise with regard to evaluating environmental, social and governance factors, and the extensive portfolio management experience of the Advisor’s staff as well as its operational and compliance structure and systems and financial strength. The Trustees noted that advisory fees and expense ratios were competitive and, in particular, that each of the Funds had total net expenses that were lower than the median of its peer group. The Trustees also received reports from the Advisor regarding the performance and fee levels for other advisory client accounts it advises in similar strategies and discussed differences in services provided, noting that investment selection criteria in the Fund, including geographic considerations and evaluation for CRA eligibility, requires additional time and resources from the investment team.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor with similar investment strategies and the reasons for any differences in fees, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds.

66

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements. The Trustees reviewed profitability data for the Advisor, including year-over-year variances, in order to consider the existence of economies of scale in the provision of services by the Advisor which could be shared with the Funds through fee breakpoints or other means. The Trustees also considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were fair and reasonable in light of the nature and quality of services provided under all circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it was in the interests of the Funds and their shareholders for the Trustees to approve the renewal of the Agreement, as well as continuation of the expense limitation agreement for the Funds for an additional year. In arriving at their collective decision to approve the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

67

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended September 30, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-II AR 09-25

RBC Global Asset Management Financial Statements and Other Important Information For the year ended September 30, 2025 RBC BlueBay Emerging Market Debt Fund RBC BlueBay High Yield Bond Fund RBC BlueBay Core Plus Bond Fund RBC BlueBay Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

September 30, 2025

Principal Amount		Value

Foreign Government Bonds — 73.5%
Angola — 1.0%
$ 590,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	$591,207
296,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	281,967
510,000	Angolan Government International Bond, EMTN, 9.13%, 11/26/49(a)	426,607

		1,299,781

Argentina — 2.9%
3,268,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	1,586,669
2,865,740	Argentine Republic Government International Bond, 4.13%, 7/9/35	1,497,074
656,656	Provincia de Buenos Aires/Government Bonds, EMTN, 6.63%, 9/1/37(a)	380,490
384,000	Provincia de Cordoba, 9.75%, 7/2/32(b)	366,702

		3,830,935

Armenia — 0.9%
1,130,000	Republic of Armenia International Bond, 6.75%, 3/12/35(a)	1,153,187

Benin — 0.5%
620,000	Benin Government International Bond, 8.38%, 1/23/41(a)	649,557

Brazil — 1.3%
770,000	Brazilian Government International Bond, 6.25%, 3/18/31	811,059
210,000	Brazilian Government International Bond, 7.13%, 5/13/54	212,884
685,000	Brazilian Government International Bond, 7.25%, 1/12/56	694,372

		1,718,315

Bulgaria — 0.5%
590,000	Bulgaria Government International Bond, 5.00%, 3/5/37(a)	589,308

Chile — 1.6%
400,000	Chile Government International Bond, 3.10%, 1/22/61	248,672
700,000	Chile Government International Bond, 4.00%, 1/31/52	552,145
320,000	Chile Government International Bond, 4.95%, 1/5/36	321,409
925,000	Chile Government International Bond, 5.33%, 1/5/54	898,807

		2,021,033

Colombia — 6.4%
1,910,000	Colombia Government International Bond, 3.25%, 4/22/32	1,614,518
458,000(c)	Colombia Government International Bond, 3.75%, 9/19/28	537,195
335,000(c)	Colombia Government International Bond, 5.00%, 9/19/32	388,419
526,000(c)	Colombia Government International Bond, 5.63%, 2/19/36	597,679
557,000	Colombia Government International Bond, 7.38%, 4/25/30	594,337
1,995,000	Colombia Government International Bond, 7.75%, 11/7/36	2,093,118

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 1,310,000	Colombia Government International Bond, 8.00%, 11/14/35	$1,407,103
1,006,000	Colombia Government International Bond, 8.50%, 4/25/35	1,114,238

		8,346,607

Costa Rica — 0.9%
400,000	Costa Rica Government International Bond, 6.55%, 4/3/34(a)	430,170
650,000	Costa Rica Government International Bond, 7.30%, 11/13/54(a)	710,852

		1,141,022

Dominican Republic — 2.4%
480,000	Dominican Republic International Bond, Series REGs, 6.60%, 6/1/36(a)	502,872
765,000	Dominican Republic International Bond, 6.95%, 3/15/37(a)	818,162
585,000	Dominican Republic International Bond, 7.05%, 2/3/31(a)	630,500
63,350,000(d)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	1,122,370

		3,073,904

Ecuador — 2.0%
500,000	Ecuador Government International Bond, 0.00%, 7/31/30(a),(e)	382,767
3,018,840	Ecuador Government International Bond, 6.90%, 7/31/35(a)	2,254,055

		2,636,822

Egypt — 3.5%
70,500,000(f)	Egypt Government International Bond, 0.00%, 11/25/25(b),(e)	1,414,798
35,700,000(f)	Egypt Government International Bond, 0.00%, 3/17/26(b),(e)	664,340
200,000	Egypt Government International Bond, EMTN, 7.30%, 9/30/33(a)	189,035
1,210,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	1,003,085
595,000	Egypt Government International Bond, EMTN, 8.63%, 2/4/30(a)	630,720
395,000	Egyptian Financial Co. for Sovereign Taskeek, 7.95%, 10/7/32	394,897
250,000	Egyptian Financial Co. for Sovereign Taskeek (The), Series 3YR, 7.88%, 6/25/28(a)	259,336

		4,556,211

El Salvador — 1.1%
824,000	El Salvador Government International Bond, Series RegS, 0.25%, 4/17/30(a)	19,459
510,000	El Salvador Government International Bond, 9.25%, 4/17/30(a)	555,779
790,000	El Salvador Government International Bond, 9.65%, 11/21/54(a)	853,502

		1,428,740

Ghana — 0.8%
50,000	Ghana Government International Bond, 0.00%, 7/3/26(a),(e)	48,185
500,000	Ghana Government International Bond, 5.00%, 7/3/29(a)	486,191
633,000	Ghana Government International Bond, 5.00%, 7/3/35(a)	532,525

		1,066,901

Guatemala — 1.7%
390,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	347,355
298,000	Guatemala Government Bond, 6.05%, 8/6/31(a)	310,041

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 680,000	Guatemala Government Bond, 6.55%, 2/6/37(a)	$716,757
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	502,986
308,000	Guatemala Government Bond, 6.88%, 8/15/55(a)	323,684

		2,200,823

India — 0.7%
905,000	Export-Import Bank of India, 5.50%, 1/13/35(a)	943,504

Indonesia — 0.6%
1,235,000	Indonesia Government International Bond, 3.35%, 3/12/71	807,824

Iraq — 0.1%
134,375	Iraq International Bond, 5.80%, 1/15/28(a)	133,409

Ivory Coast — 0.4%
300,000	Ivory Coast Government International Bond, 8.08%, 4/1/36(a)	310,290
210,000	Ivory Coast Government International Bond, 8.25%, 1/30/37(a)	218,858

		529,148

Kazakhstan — 2.1%
439,000	Baiterek National Managing Holding JSC, 4.65%, 10/1/30(b)	434,366
600,000	Development Bank of Kazakhstan JSC, 5.25%, 10/23/29(a)	614,140
102,500,000(g)	Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(b)	175,188
175,000,000(g)	Development Bank of Kazakhstan JSC, 13.49%, 5/23/28(b)	283,546
1,225,000	Kazakhstan Government International Bond, 5.50%, 7/1/37(a)	1,250,370

		2,757,610

Kenya — 0.9%
880,000	Republic of Kenya Government International Bond, 9.50%, 3/5/36(a)	900,114
260,000	Republic of Kenya Government International Bond, 9.75%, 2/16/31(a)	277,155

		1,177,269

Kuwait — 1.0%
1,280,000	Kuwait International Government Bond, 4.65%, 10/9/35	1,280,000

Lebanon — 1.4%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(h)	8,061
716,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(h)	160,141
1,256,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(h)	281,250
811,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(a),(h)	181,277
550,000	Lebanon Government International Bond, EMTN, 6.25%, 11/4/24(a),(h)	122,968

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 2,230,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(a),(h)	$499,867
269,000	Lebanon Government International Bond, Series 15Y, 6.75%, 11/29/27(a),(h)	60,240
2,251,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(h)	503,634
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(a),(h)	1,121

		1,818,559

Mexico — 3.5%
1,809,000	Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30(a)	1,836,443
350,000(c)	Mexico Government International Bond, 4.50%, 3/19/34	417,081
310,000(c)	Mexico Government International Bond, 5.13%, 3/19/38	370,770
842,000	Mexico Government International Bond, 5.38%, 3/22/33	841,780
975,000	Mexico Government International Bond, 6.88%, 5/13/37	1,053,425

		4,519,499

Montenegro — 0.5%
570,000	Montenegro Government International Bond, 7.25%, 3/12/31(a)	607,909

Morocco — 1.7%
1,860,000(c)	Morocco Government International Bond, 4.75%, 4/2/35(a)	2,251,822

Nigeria — 3.1%
850,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	832,910
400,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	378,242
644,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	638,232
1,135,000	Nigeria Government International Bond, 9.63%, 6/9/31(a)	1,224,772
860,000	Nigeria Government International Bond, 10.38%, 12/9/34(a)	955,511

		4,029,667

Oman — 1.2%
1,465,000	Oman Government International Bond, 6.75%, 1/17/48(a)	1,609,254

Pakistan — 1.7%
830,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	825,889
1,295,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	1,269,143
145,000	Pakistan Government International Bond, 7.88%, 3/31/36(a)	137,198

		2,232,230

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Principal Amount		Value

Panama — 1.7%
$ 1,255,000	Panama Government International Bond, 4.50%, 4/1/56	$919,292
1,240,000	Panama Government International Bond, 6.85%, 3/28/54	1,261,406

		2,180,698

Paraguay — 1.7%
860,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	790,819
235,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	247,575
230,000	Paraguay Government International Bond, 6.00%, 2/9/36(a)	243,826
290,000	Paraguay Government International Bond, 6.65%, 3/4/55(a)	309,191
4,379,000,000(i)	Paraguay Government International Bond, 7.90%, 2/9/31(b)	600,127

		2,191,538

Peru — 0.5%
585,000	Peruvian Government International Bond, 5.88%, 8/8/54	587,796

Philippines — 1.9%
650,000(c)	Philippine Government International Bond, 1.20%, 4/28/33	645,068
835,000	Philippine Government International Bond, 2.95%, 5/5/45	597,639
710,000	Philippine Government International Bond, 5.60%, 5/14/49	726,974
550,000	ROP Sukuk Trust, 5.05%, 6/6/29(a)	564,736

		2,534,417

Poland — 0.8%
600,000	Bank Gospodarstwa Krajowego, EMTN, 5.38%, 5/22/33(a)	619,684
450,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	480,840

		1,100,524

Romania — 3.3%
400,000(c)	Romanian Government International Bond, Series REGs, 5.13%, 9/24/31(a)	468,419
640,000	Romanian Government International Bond, 5.75%, 9/16/30(a)	651,663
1,384,000	Romanian Government International Bond, 5.75%, 3/24/35(a)	1,332,615
550,000	Romanian Government International Bond, 5.88%, 1/30/29(a)	564,544
390,000	Romanian Government International Bond, 6.38%, 1/30/34(a)	395,056
570,000	Romanian Government International Bond, 6.63%, 5/16/36(a)	579,028
350,000	Romanian Government International Bond, 7.50%, 2/10/37(a)	376,184

		4,367,509

Senegal — 0.3%
530,000	Senegal Government International Bond, 6.25%, 5/23/33(a)	382,588

Serbia — 0.7%
250,000	Serbia International Bond, 6.00%, 6/12/34(a)	260,390
400,000	Serbia International Bond, 6.25%, 5/26/28(a)	416,536
200,000	Serbia International Bond, 6.50%, 9/26/33(a)	216,730

		893,656

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Principal Amount		Value

South Africa — 3.2%
18,060,000(j)	Republic of South Africa Government Bond, Series 2037, 8.50%, 1/31/37	$962,639
$ 915,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	685,064
1,000,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	813,201
1,290,000	Republic of South Africa Government International Bond, 7.10%, 11/19/36(a)	1,344,192
200,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	191,766
200,000	Republic of South Africa Government International Bond, 7.95%, 11/19/54(a)	203,054

		4,199,916

Sri Lanka — 1.1%
265,000	Sri Lanka Government International Bond, 3.10%, 1/15/30(a)	248,087
350,000	Sri Lanka Government International Bond, 3.60%, 6/15/35(a)	254,966
240,000	Sri Lanka Government International Bond, 3.60%, 5/15/36(a)	211,808
490,000	Sri Lanka Government International Bond, 3.60%, 2/15/38(a)	435,283
284,700	Sri Lanka Government International Bond, 4.00%, 4/15/28(a)	272,140

		1,422,284

Tunisia — 0.6%
690,000(c)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26(a)	806,605

Turkey — 5.1%
480,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(a)	525,056
2,660,000	Turkey Government International Bond, 4.88%, 4/16/43	1,970,966
1,045,000	Turkiye Government International Bond, 6.95%, 9/16/35	1,051,397
506,000	Turkiye Government International Bond, Series 7Y, 7.13%, 2/12/32	523,067
2,040,000	Turkiye Government International Bond, 7.25%, 5/29/32	2,121,900
315,000	Turkiye Ihracat Kredi Bankasi AS, EMTN, 6.88%, 7/3/28(a)	321,586
200,000	Turkiye Ihracat Kredi Bankasi AS, EMTN, 9.00%, 1/28/27(a)	209,970

		6,723,942

Ukraine — 1.5%
998,000	Ukraine Government International Bond, 0.00%, 2/1/34(a)	412,006
925,396	Ukraine Government International Bond, 4.50%, 2/1/34(a)	518,755
234,604	Ukraine Government International Bond, 4.50%, 2/1/35(a)	129,063
1,646,000	Ukraine Government International Bond, 4.50%, 2/1/36(a)	892,726

		1,952,550

United Arab Emirates — 0.4%
799,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	548,362

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Principal Amount		Value

Uruguay — 1.7%
$1,147,599	Uruguay Government International Bond, 4.98%, 4/20/55	$1,046,269
1,120,000	Uruguay Government International Bond, 5.44%, 2/14/37	1,171,821

		2,218,090

Uzbekistan — 1.6%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	394,734
257,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32(a)	276,284
760,000	Republic of Uzbekistan International Bond, EMTN, 7.85%, 10/12/28(a)	816,959
650,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	619,250

		2,107,227

Venezuela — 0.5%
1,660,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(h)	304,811
1,165,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(h)	279,146
125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(h)	29,800
375,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(h)	87,276

		701,033

Zambia — 0.5%
520,000	Zambia Government International Bond, 0.50%, 12/31/53(a)	351,943
374,742	Zambia Government International Bond, 5.75%, 6/30/33(a)	358,152

		710,095

Total Foreign Government Bonds		96,039,680

(Cost $90,668,022)

Corporate Bonds — 21.2%
Brazil — 0.3%
336,867	MV24 Capital BV, 6.75%, 6/1/34(a)	334,379

Chile — 1.3%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	199,996
800,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(a)	837,274
400,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	408,905
200,000	Empresa Nacional del Petroleo, 5.95%, 7/30/34(a)	209,278

		1,655,453

Colombia — 1.0%
765,000	Ecopetrol SA, 4.63%, 11/2/31	685,433
565,000	Ecopetrol SA, 8.88%, 1/13/33	612,304

		1,297,737

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Principal Amount		Value

El Salvador — 0.1%
$ 152,000	Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(a)	$159,017

Jamaica — 0.4%
555,000	Montego Bay Airport Revenue Finance Ltd., 6.60%, 6/15/35(a)	567,775

Malaysia — 0.9%
1,070,000	Petronas Capital Ltd., 5.85%, 4/3/55(a)	1,131,299

Mexico — 6.3%
12,580,000(k)	America Movil SAB de CV, 9.50%, 1/27/31	707,357
730,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	718,540
325,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	331,261
366,488	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	391,660
990,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	857,339
2,761,000	Petroleos Mexicanos, 5.95%, 1/28/31	2,674,329
2,854,000	Petroleos Mexicanos, 7.69%, 1/23/50	2,593,911

		8,274,397

Oman — 1.5%
515,000	EDO Sukuk Ltd., 5.66%, 7/3/31(a)	540,317
500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(a)	529,612
890,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	899,240

		1,969,169

Panama — 0.5%
682,108	AES Panama Generation Holdings Srl, 4.38%, 5/31/30(a)	644,208

Paraguay — 0.3%
564,667	Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(a),(e)	427,173

Peru — 1.2%
500,000(l)	Credicorp Capital Sociedad Titulizadora SA, 9.70%, 3/5/45(b)	151,414
1,190,000(l)	Credicorp Capital Sociedad Titulizadora SA, 10.10%, 12/15/43(a),(b)	367,305
360,000	Kallpa Generacion SA, 5.50%, 9/11/35(b)	362,452
715,000	Niagara Energy SAC, 5.75%, 10/3/34(a)	736,748

		1,617,919

Poland — 0.4%
440,000	ORLEN SA, 6.00%, 1/30/35(a)	459,608

Saudi Arabia — 2.3%
875,000	Greensaif Pipelines Bidco Sarl, EMTN, 5.85%, 2/23/36(a)	918,810

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Principal Amount		Value

$1,105,000	Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42(a)	$1,162,463
440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	470,721
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	432,692

		2,984,686

Turkey — 0.6%
610,000	TC Ziraat Bankasi AS, EMTN, 8.00%, 1/16/29(a)	639,638
200,000	Ziraat Katilim Varlik Kiralama AS, 9.38%, 11/12/26(a)	209,589

		849,227

United Arab Emirates — 3.7%
930,000	Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/2/54(a)	910,275
917,000	Adnoc Murban Rsc Ltd., 5.13%, 9/11/54(a)	870,117
400,000	DP World Crescent Ltd., 5.50%, 9/13/33(a)	415,718
830,000	DP World Salaam, 6.00%, (a),(m),(n)	830,000
355,189	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	322,821
1,222,462	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	1,039,489
200,000	MDGH GMTN RSC Ltd., EMTN, 4.38%, 11/22/33(a)	197,371
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	213,077

		4,798,868

Uzbekistan — 0.2%
250,000	Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/28(a)	260,037

Venezuela — 0.2%
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(h)	256,190

Total Corporate Bonds		27,687,142

(Cost $26,382,405)

Contracts
Put Option Purchased — 0.00%
30	NIFTY 50 INDEX, Strike Price USD 23,500.00, Expires 09/30/25, Notional Amount $1,410,000	—

Total Put Option Purchased		0

(Cost $9,660)

Principal Amount

Municipal Bond — 0.1%
Turkey — 0.1%
200,000	Istanbul Metropolitan Municipality, 10.75%, 4/12/27(a)	212,513

Total Municipal Bond		212,513

(Cost $197,757)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Shares		Value

Investment Company — 2.6%
3,324,940	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (o)	$3,324,940

Total Investment Company		3,324,940

(Cost $3,324,940)

Total Investments		$127,264,275
(Cost $120,582,784)(p) — 97.4%

Other assets in excess of liabilities — 2.6%		3,451,938

NET ASSETS — 100.0%		$130,716,213

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Principal amount denoted in Euros.
(d)	Principal amount denoted in Dominican peso.
(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(f)	Principal amount denoted in Egyptian Pound.
(g)	Principal amount denoted in Kazakhstani tenge.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Principal amount denoted in Paraguayan Guarani.
(j)	Principal amount denoted in South African Rand.
(k)	Principal amount denoted in Mexican peso.
(l)	Principal amount denoted in Peruvian sol.
(m)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(n)	Perpetual security with no stated maturity date.
(o)	Affiliated investment.
(p)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Foreign currency exchange contracts as of September 30, 2025:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	18,084	USD	3,159	Citibank N.A.	11/4/25	$209
EUR	1,050,000	USD	1,212,670	Citibank N.A.	10/16/25	21,320
EUR	500,000	USD	582,357	Citibank N.A.	10/16/25	5,257
MXN	597,550	USD	31,493	Citibank N.A.	10/16/25	1,079
MYR	2,695,680	USD	640,000	Barclays Bank Plc	10/16/25	611
USD	665,000	COP	2,596,253,100	Citibank N.A.	10/16/25	4,172
USD	665,000	COP	2,608,427,255	Citibank N.A.	10/16/25	1,074
USD	6,091,209	EUR	5,163,783	Citibank N.A.	10/16/25	22,585
USD	2,254,977	EUR	1,900,000	Citibank N.A.	10/16/25	22,044
USD	508,657	KZT	272,792,512	Citibank N.A.	10/16/25	14,604

						$92,955

CNH	4,443,256	USD	625,344	Citibank N.A.	10/16/25	$(1,282)
CNH	888,751	USD	125,069	Citibank N.A.	10/16/25	(242)
CNH	1,028,463	USD	144,642	Citibank N.A.	10/16/25	(193)
CNH	2,522,099	USD	354,945	Citibank N.A.	10/16/25	(712)
DOP	64,936,722	USD	1,050,129	Citibank N.A.	10/16/25	(11,134)
KRW	886,201,600	USD	640,000	Citibank N.A.	10/16/25	(8,212)
USD	1,076,296	DOP	67,448,090	Citibank N.A.	10/16/25	(2,882)
USD	606,417	MXN	11,594,128	Citibank N.A.	10/16/25	(25,569)
USD	507,374	PEN	1,807,062	Citibank N.A.	10/16/25	(12,869)
USD	276,613	PEN	984,824	Citibank N.A.	10/16/25	(6,913)
USD	983,387	PEN	3,502,558	Citibank N.A.	10/16/25	(24,980)
USD	966,227	ZAR	16,803,802	Citibank N.A.	10/16/25	(5,670)

						$(100,658)

Total						$(7,703)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Financial futures contracts as of September 30, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	7	December 2025	$(7,885)	USD	$805,547	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	32	December 2025	(11,704)	USD	6,668,750	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	7	December 2025	(11,981)	USD	840,438	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	27	December 2025	165	USD	2,948,273	Morgan Stanley & Co. LLC

Total			$(31,405)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	21	December 2025	$(15,158)	EUR	$3,169,900	Morgan Stanley & Co. LLC

Total			$(15,158)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Credit default swaps buy protection as of September 30, 2025:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
5.00%	Argentina Government International Bond	Quarterly	Morgan Stanley & Co. International plc	12/20/30	USD	663	$260,712	$(46,891)	$213,821
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank plc	12/20/30	USD	653	270,739	(60,143)	210,596
1.00%	Egypt Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/25	USD	200	5,535	(5,205)	330
5.00%	Markit iTraxx XOVER Index Series 43	Quarterly	Morgan Stanley & Co. LLC	6/20/30	EUR	6,064	(639,770)	(135,831)	(775,601)
1.00%	Qatar Government International Bond	Quarterly	Barclays Bank plc	12/20/30	USD	4,900	(159,959)	(1,934)	(161,893)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	12/20/30	USD	3,230	(46,418)	(3,473)	(49,891)
1.00%	Saudi Government International Bond	Quarterly	Morgan Stanley & Co. International plc	12/20/30	USD	6,630	(97,656)	(4,752)	(102,408)

Total							$(406,817)	$(258,229)	$(665,046)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2025

Credit default swaps sell protection as of September 30, 2025:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)	Premium Paid/ (Received)	Unreal. App.	Value

1.00%	Nigeria Government International Bond*	Quarterly	Barclays Bank plc	6/20/30	3.94	USD378	$(79,174)	$35,174	$(44,000)
1.00%	Egypt Government International Bond*	Quarterly	Morgan Stanley &Co. International plc	6/20/29	3.44	USD820	(125,429)	59,829	(65,600)

Total							$(204,603)	$95,003	$(109,600)

* Credit Rating of the issuer or the underlying security is B, provided by Fitch Ratings.

Abbreviations used are defined below:

BRL - Brazilian Real

CNH - Chinese Yuan Renminbi

COP - Colombian Peso

DOP - Dominican peso

EMTN - Euro Medium Term Note

EUR - Euro

FOR - Foreign Ownership Receipt

GMTN - Global Medium Term Note

ICS - Implied Credit Spread

KRW - South Korean Won

KZT - Kazakhstani Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

USD - United States Dollar

ZAR - South African Rand

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

September 30, 2025

Principal Amount		Value

Corporate Bonds — 96.2%
Australia — 0.7%
$2,932,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	$2,984,906
3,001,000	Mineral Resources Ltd., 9.25%, 10/1/28(a)	3,147,646
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	17,457
143,548	Quintis Australia Pty Ltd., PIK, 12.00%, 10/1/28(a),(b),(c)	—

		6,150,009

Canada — 5.1%
6,177,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	6,069,720
5,806,000	AltaGas Ltd., 7.20%, 10/15/54(a),(d)	6,021,133
4,045,000	Bombardier, Inc., 6.75%, 6/15/33(a)	4,221,761
3,462,000	Garda World Security Corp., 4.63%, 2/15/27(a)	3,436,819
2,142,000	Garda World Security Corp., 8.38%, 11/15/32(a)	2,225,172
2,895,000	Hudbay Minerals, Inc., 4.50%, 4/1/26(a)	2,887,417
4,278,000	New Gold, Inc., 6.88%, 4/1/32(a)	4,485,140
6,620,000	NOVA Chemicals Corp., 4.25%, 5/15/29(a)	6,410,367
2,474,000	NOVA Chemicals Corp., 9.00%, 2/15/30(a)	2,654,390
7,669,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30(a)	7,522,465

		45,934,384

Finland — 0.6%
5,054,000	Nordea Bank Abp, 6.30%, (d),(e),(f)	5,109,212

France — 1.1%
2,105,000	Forvia SE, 6.75%, 9/15/33(a)	2,134,317
3,358,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	3,417,219
4,043,000	Societe Generale SA, 8.50%, (a),(d),(e)	4,358,759

		9,910,295

Germany — 0.7%
6,682,000	ZF North America Capital, Inc., 7.50%, 3/24/31(a)	6,632,507

Italy — 0.3%
2,858,000	Fibercop SpA, Series 2033, 6.38%, 11/15/33(a)	2,843,979

Jamaica — 0.5%
4,298,000	Digicel International Finance Ltd. / Difl US LLC, 8.63%, 8/1/32(a)	4,420,710

Japan — 2.5%
3,522,000	Kioxia Holdings Corp., 6.25%, 7/24/30(a)	3,598,348
7,043,000	Kioxia Holdings Corp., 6.63%, 7/24/33(a)	7,224,864
2,799,000	Nomura Holdings, Inc., 7.00%, (d),(e)	2,898,129

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$3,953,000	Rakuten Group, Inc., 9.75%, 4/15/29(a)	$4,446,652
3,796,000	Rakuten Group, Inc., 11.25%, 2/15/27(a)	4,114,692

		22,282,685

Luxembourg — 0.8%
2,771,000	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 5/21/30(a)	2,867,867
5,868,000	Altice Financing SA, 5.00%, 1/15/28(a)	4,585,586

		7,453,453

Mexico — 0.7%
3,010,000	Banco Mercantil del Norte SA, 8.38%, (a),(d),(e)	3,172,313
3,018,000	Banco Mercantil del Norte SA, 8.75%, (a),(d),(e)	3,226,589

		6,398,902

Netherlands — 0.8%
5,172,000	Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	5,151,212
2,130,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	1,932,785

		7,083,997

Spain — 0.7%
6,465,000	Banco Bilbao Vizcaya Argentaria SA, 7.75%, (d),(e)	6,847,644

United Kingdom — 5.1%
4,640,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	4,854,913
5,201,000	Ardonagh Group Finance Ltd., 8.88%, 2/15/32(a)	5,472,932
3,805,000	Barclays Plc, 8.00%, (d),(e)	4,038,448
3,726,000	Barclays Plc, 9.63%, (d),(e)	4,221,898
4,113,000	Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	4,322,765
3,051,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 7.25%, 2/15/31(a)	3,141,992
7,212,000	Virgin Media Finance Plc, 5.00%, 7/15/30(a)	6,694,631
6,772,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	6,367,957
2,021,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	2,127,093
4,716,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	4,410,661

		45,653,290

United States — 76.6%
7,746,000	1261229 BC Ltd., 10.00%, 4/15/32(a)	7,954,761
745,000	Acadia Healthcare Co., Inc., 7.38%, 3/15/33(a)	774,139
2,961,000	Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(a)	2,856,775
5,842,000	Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/6/30(a)	6,088,593
3,054,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,954,013
2,918,000	Advance Auto Parts, Inc., 7.38%, 8/1/33(a)	3,009,420
2,232,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 4.63%, 1/15/27(a)	2,220,027
6,805,000	Allied Universal Holdco LLC, 7.88%, 2/15/31(a)	7,138,683
4,852,000	Ally Financial, Inc., Series B, 4.70%, (d),(e)	4,722,915
4,212,000	Ally Financial, Inc., 6.65%, 1/17/40(d)	4,210,964

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$4,313,000	AMC Networks, Inc., 10.25%, 1/15/29(a)	$4,546,520
4,058,000	American Airlines, Inc., 7.25%, 2/15/28(a)	4,154,565
4,196,000	American Axle & Manufacturing, Inc., 7.75%, 10/15/33(a)	4,228,979
4,320,000	American National Group, Inc., 7.00%, 12/1/55(d)	4,454,498
6,531,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, 6/1/28(a)	6,715,635
5,052,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 6/1/30(a)	5,290,695
4,695,000	AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33(a)	4,890,728
6,510,167	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	6,588,195
4,609,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/1/29(a)	4,809,055
2,909,000	Avantor Funding, Inc., 3.88%, 11/1/29(a)	2,767,906
4,608,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	4,591,371
3,148,000	Axalta Coating Systems LLC, 3.38%, 2/15/29(a)	2,985,399
4,209,000	Beach Acquisition Bidco LLC, PIK, 10.00%, 7/15/33(a)	4,546,396
3,311,000	Boost Newco Borrower LLC, 7.50%, 1/15/31(a)	3,513,191
2,328,000	Brandywine Operating Partnership LP, REIT, 8.88%, 4/12/29	2,531,349
3,110,000	Bread Financial Holdings, Inc., 8.38%, 6/15/35(a),(d)	3,191,418
3,818,000	Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	4,075,846
2,469,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	2,397,057
2,348,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	2,308,564
2,063,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	2,122,284
3,496,000	California Resources Corp., 7.00%, 1/15/34(a)	3,473,656
4,341,000	Carnival Corp., 5.13%, 5/1/29	4,341,000
8,102,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	7,658,990
1,083,500	Carvana Co., PIK, 9.00%, 6/1/30(a)	1,133,638
4,174,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	3,799,089
5,154,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	4,946,036
3,890,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	3,853,907
3,842,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	3,817,978
3,350,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(a)	3,349,995
5,804,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	5,990,751
5,929,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	6,347,942
1,542,000	CHS/Community Health Systems, Inc., 9.75%, 1/15/34(a)	1,585,026
4,055,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	4,296,417
3,000,000	Citigroup, Inc., Series EE, 6.75%, (d),(e)	3,047,477
7,420,000	Citigroup, Inc., Series GG, 6.88%, (d),(e)	7,653,820
4,846,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 7.55%, (e),(g)	4,862,659
2,107,000	Clear Channel Outdoor Holdings, Inc., 7.13%, 2/15/31(a)	2,180,677

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$2,635,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 3/15/33(a)	$2,758,069
3,264,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	3,427,700
8,971,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	9,056,442
3,933,000	Cloud Software Group, Inc., 8.25%, 6/30/32(a)	4,174,548
6,124,716	CMG Media Corp., 8.88%, 6/18/29(a)	5,649,745
6,295,000	Comstock Resources, Inc., 6.75%, 3/1/29(a)	6,284,696
2,355,000	CoreWeave, Inc., 9.25%, 6/1/30(a)	2,432,116
3,423,000	CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(a)	3,433,850
3,750,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	1,428,218
1,986,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	1,439,515
4,829,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	4,468,339
2,907,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	2,883,788
4,765,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 6/30/33(a)	4,850,008
3,000,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 3/15/29(a)	3,129,231
4,153,000	Directv Financing LLC, 8.88%, 2/1/30(a)	4,118,068
913,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 2/15/31(a)	913,392
1,804,000	Discovery Communications LLC, 3.95%, 3/20/28	1,762,163
3,872,000	Discovery Communications LLC, 5.00%, 9/20/37	3,323,151
8,000,000	DISH DBS Corp., 5.75%, 12/1/28(a)	7,671,203
6,179,000	Domtar Corp., 6.75%, 10/1/28(a)	5,320,399
2,789,000	Edison International, Series B, 5.00%, (d),(e)	2,651,879
5,667,000	Element Solutions, Inc., 3.88%, 9/1/28(a)	5,499,764
9,881,000	Energizer Holdings, Inc., 6.00%, 9/15/33(a)	9,661,206
4,456,000	Enviri Corp., 5.75%, 7/31/27(a)	4,416,233
1,650,000	EW Scripps Co. (The), 9.88%, 8/15/30(a)	1,548,587
2,705,000	Focus Financial Partners LLC, 6.75%, 9/15/31(a)	2,771,842
5,944,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	5,844,935
2,134,000	Ford Motor Credit Co. LLC, 5.85%, 5/17/27	2,160,942
4,605,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	4,565,024
4,610,000	Freedom Mortgage Corp., 12.00%, 10/1/28(a)	4,886,600
5,242,000	Freedom Mortgage Holdings LLC, 7.88%, 4/1/33(a)	5,403,265
3,602,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	3,798,553
3,474,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	3,162,162
3,471,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	3,525,134
4,405,000	General Motors Financial Co., Inc., Series A, 5.75%, (d),(e)	4,366,280
3,729,000	Global Medical Response, Inc., 7.38%, 10/1/32(a)	3,839,001
4,062,000	Gray Media, Inc., 10.50%, 7/15/29(a)	4,394,296
3,436,000	Griffon Corp., 5.75%, 3/1/28	3,433,996
4,609,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	4,598,494
3,056,000	Herc Holdings, Inc., 7.00%, 6/15/30(a)	3,174,648
2,705,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(a)	2,746,258
4,838,000	Howard Midstream Energy Partners LLC, 6.63%, 1/15/34(a)	4,936,014
6,625,000	Hughes Satellite Systems Corp., 6.63%, 8/1/26	6,306,696
5,650,000	Iron Mountain, Inc., REIT, 4.88%, 9/15/27(a)	5,624,127

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$2,971,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	$2,872,014
2,853,000	JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 9/20/31(a)	2,895,461
2,750,000	K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(a)	2,819,444
3,143,000	K Hovnanian Enterprises, Inc., 8.38%, 10/1/33(a)	3,222,941
6,593,000	Kaiser Aluminum Corp., 4.63%, 3/1/28(a)	6,519,352
2,906,000	KeyCorp, Series D, 5.00%, (d),(e)	2,861,599
4,859,000	Kodiak Gas Services LLC, 6.50%, 10/1/33(a)	4,946,189
5,369,000	Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29(a)	5,330,799
3,719,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	3,444,176
5,751,000	LBM Acquisition LLC, 9.50%, 6/15/31(a)	6,064,182
4,936,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	4,653,889
6,388,000	Level 3 Financing, Inc., 6.88%, 6/30/33(a)	6,512,726
2,715,076	Level 3 Financing, Inc., 7.00%, 3/31/34(a)	2,761,658
2,217,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	2,403,523
5,392,000	LifePoint Health, Inc., 11.00%, 10/15/30(a)	5,943,838
4,147,000	Lightning Power LLC, 7.25%, 8/15/32(a)	4,392,637
4,717,000	Lindblad Expeditions LLC, 7.00%, 9/15/30(a)	4,808,294
4,508,000	Long Ridge Energy LLC, 8.75%, 2/15/32(a)	4,633,749
2,971,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	2,974,499
5,274,000	Marriott Ownership Resorts, Inc., 6.50%, 10/1/33(a)	5,254,983
2,824,000	McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	2,821,029
2,900,000	McGraw-Hill Education, Inc., 7.38%, 9/1/31(a)	3,013,227
4,622,000	Medline Borrower LP, 3.88%, 4/1/29(a)	4,460,215
5,644,000	MGM Resorts International, 4.75%, 10/15/28	5,600,660
956,000	Michaels Cos., Inc. (The), 5.25%, 5/1/28(a)	880,238
1,380,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29(a)	1,156,039
2,946,000	Millrose Properties, Inc., REIT, 6.25%, 9/15/32(a)	2,953,881
3,213,000	Nationstar Mortgage Holdings, Inc., 5.00%, 2/1/26(a)	3,207,453
916,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29(a)	939,681
2,276,000	Nationstar Mortgage Holdings, Inc., 7.13%, 2/1/32(a)	2,375,017
5,255,000	NCL Corp. Ltd., 5.88%, 1/15/31(a)	5,254,124
3,670,000	NCL Corp. Ltd., 6.75%, 2/1/32(a)	3,775,267
2,912,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	2,858,758
4,334,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	4,242,662
2,760,000	Newell Brands, Inc., 8.50%, 6/1/28(a)	2,926,822
9,614,000	Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26(a)	9,277,248
1,380,000	Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28(a)	1,293,750
2,870,000	Osaic Holdings, Inc., 6.75%, 8/1/32(a)	2,960,683
2,538,000	OT Midco, Inc., 10.00%, 2/15/30(a)	1,721,677
6,272,000	Paramount Global, 6.38%, 3/30/62(d)	6,252,376
1,951,000	Park River Holdings, Inc., 8.00%, 3/15/31(a)	1,976,672
5,833,000	Pike Corp., 5.50%, 9/1/28(a)	5,815,867
6,354,000	Planet Financial Group LLC, 10.50%, 12/15/29(a)	6,678,361
5,180,000	PRA Group, Inc., 8.88%, 1/31/30(a)	5,346,298
4,060,000	Prairie Acquiror LP, 9.00%, 8/1/29(a)	4,225,694
2,819,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 8/31/27(a)	2,739,835
5,886,000	Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	6,050,203

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$4,786,000	Rocket Software, Inc., 9.00%, 11/28/28(a)	$4,933,655
2,698,000	Rockies Express Pipeline LLC, 6.75%, 3/15/33(a)	2,816,712
1,900,000	SBA Communications Corp., REIT, 3.88%, 2/15/27	1,871,019
1,580,000	Scripps Escrow II, Inc., 3.88%, 1/15/29(a)	1,395,702
4,212,000	Sinclair Television Group, Inc., 8.13%, 2/15/33(a)	4,335,459
6,387,000	Sirius XM Radio LLC, 4.00%, 7/15/28(a)	6,174,885
2,221,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 4/15/27	2,215,464
6,699,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	6,700,261
4,396,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/29(a)	4,464,584
3,566,000	Stonex Escrow Issuer LLC, 6.88%, 7/15/32(a)	3,673,150
2,229,000	Sunoco LP, 5.63%, 3/15/31(a)	2,213,180
4,437,000	Sunoco LP, 5.88%, 3/15/34(a)	4,398,930
6,550,000	Sunoco LP, 7.88%, (a),(d),(e)	6,666,693
2,735,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29(a)	2,817,313
2,285,000	Tenet Healthcare Corp., 6.13%, 10/1/28	2,288,787
2,387,000	U.S. Foods, Inc., 6.88%, 9/15/28(a)	2,462,172
4,362,000	Under Armour, Inc., 7.25%, 7/15/30(a)	4,370,894
4,516,000	United Airlines, Inc., 4.63%, 4/15/29(a)	4,448,938
7,364,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, REIT, 8.63%, 6/15/32(a)	7,035,340
4,486,000	Venture Global LNG, Inc., 9.00%, (a),(d),(e)	4,441,463
3,066,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(a)	3,232,250
3,066,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(a)	3,259,750
4,368,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33(a)	4,826,975
7,731,000	Vital Energy, Inc., 7.88%, 4/15/32(a)	7,502,680
372,649	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a),(b),(c),(h)	—
5,095,000	Voyager Parent LLC, 9.25%, 7/1/32(a)	5,387,971
4,443,000	Warnermedia Holdings, Inc., 4.28%, 3/15/32	4,073,387
5,978,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	4,769,301
8,512,000	WR Grace Holdings LLC, 6.63%, 8/15/32(a)	8,417,217
3,021,000	XPLR Infrastructure Operating Partners LP, 8.38%, 1/15/31(a)	3,167,613
2,265,000	XPLR Infrastructure Operating Partners LP, 8.63%, 3/15/33(a)	2,376,429

		689,677,440

Total Corporate Bonds		866,398,507

(Cost $846,621,392)

Shares
Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR(i),*	9,055

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2025

Shares		Value

United States — 0.00%
70,137	Quintis Ltd.(b),(c),*	$0

Total Common Stocks		9,055

(Cost $3)

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49(b),(c),(i),*	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 3.7%
32,929,624	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	32,929,624

Total Investment Company		32,929,624

(Cost $32,929,624)

Total Investments		$899,337,186
(Cost $879,551,019)(k) — 99.9%

Other assets in excess of liabilities — 0.1%		1,233,674

NET ASSETS — 100.0%		$900,570,860

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2025

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Perpetual security with no stated maturity date.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2025.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Security delisted or issuer in bankruptcy.

(j)	Affiliated investment.

(k)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund

September 30, 2025

Principal Amount		Value

Corporate Bonds — 50.8%
Australia — 0.4%
$ 265,000	Macquarie Bank Ltd., 5.64%, 8/13/36(a),(b)	$268,691

Bermuda — 0.4%
319,000	Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	333,690

Brazil — 1.4%
201,000	Nexa Resources SA, 6.60%, 4/8/37(a)	206,650
290,000	Raizen Fuels Finance SA, 6.70%, 2/25/37(a)	280,078
285,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	296,947
240,000	Suzano Netherlands BV, 5.50%, 1/15/36	240,307

		1,023,982

Canada — 2.2%
253,000	AltaGas Ltd., 7.20%, 10/15/54(a),(b)	262,375
314,000	Brookfield Infrastructure Finance ULC, 6.75%, 3/15/55(b)	321,357
330,000	Capital Power US Holdings, Inc., 6.19%, 6/1/35(a)	345,764
330,000	CI Financial Corp., 7.50%, 5/30/29(a)	351,303
170,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34	170,921
205,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54	199,989

		1,651,709

Chile — 0.3%
210,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	226,429

Colombia — 0.5%
200,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	185,876
200,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 6/30/32(a)	210,087

		395,963

France — 1.4%
250,000	BPCE SA, 6.29%, 1/14/36(a),(b)	267,659
300,000	Credit Agricole SA, 7.13%, (a),(b),(c)	306,108
230,000	Societe Generale SA, Series REGs, 5.38%, (b),(c),(d)	216,360
210,000	Societe Generale SA, 8.13%, (a),(b),(c)	220,162

		1,010,289

Germany — 1.0%
200,000(e)	Commerzbank AG, EMTN, 7.88%, (b),(c),(d)	265,048
200,000(e)	Deutsche Bank AG, 6.75%, (b),(c),(d)	247,116
200,000	Deutsche Bank AG, 8.13%, (b),(c),(d)	211,981

		724,145

Ireland — 0.2%
163,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	160,331

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

Italy — 1.2%
$ 384,000	Intesa Sanpaolo SpA, MTN, 5.71%, 1/15/26(a)	$384,780
200,000(e)	Intesa Sanpaolo SpA, 7.00%, (b),(c),(d)	255,062
200,000	Snam SpA, 6.50%, 5/28/55(a)	213,784

		853,626

Japan — 0.4%
336,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	316,457

Mexico — 0.3%
200,000	CFE Fibra E, REIT, 5.88%, 9/23/40(a)	201,636

Netherlands — 0.5%
353,000	ING Groep NV, 7.00%, (b),(c)	363,772

Norway — 0.4%
246,000	Var Energi ASA, 6.50%, 5/22/35(a)	261,472

Peru — 0.3%
200,000	Kallpa Generacion SA, 5.50%, 9/11/35(a)	201,362

Spain — 0.5%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.57%, 3/14/28(f)	201,667
200,000	Repsol E&P Capital Markets US LLC, 5.98%, 9/16/35(a)	203,503

		405,170

Switzerland — 0.9%
673,000	UBS Group AG, 7.00%, (a),(b),(c)	686,164

United Kingdom — 1.7%
369,000	Fidelis Insurance Holdings Ltd., 7.75%, 6/15/55(b)	395,337
180,000	Harbour Energy Plc, 6.33%, 4/1/35(a)	184,603
430,000	Macquarie Airfinance Holdings Ltd., 5.20%, 3/27/28(a)	437,286
201,000	Phoenix Group Holdings Plc, 8.50%, (b),(c),(d)	215,653

		1,232,879

United States — 36.8%
173,000	Aircastle Ltd., 2.85%, 1/26/28(a)	166,804
240,000	Ally Financial, Inc., Series B, 4.70%, (b),(c)	233,615
350,000	Ally Financial, Inc., Series C, 4.70%, (b),(c)	322,300
232,000	American National Group, Inc., 6.00%, 7/15/35	237,010
335,000	American National Group, Inc., 7.00%, 12/1/55(b)	345,430
184,000	APA Corp., 6.10%, 2/15/35	188,202
262,000	APA Corp., 6.75%, 2/15/55	264,221
578,000	Aptiv Swiss Holdings Ltd., 4.15%, 5/1/52	437,097

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 181,000	Athene Holding Ltd., 6.63%, 5/19/55	$193,875
470,000	Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(a)	480,856
200,000(e)	Avery Dennison Corp., 4.00%, 9/11/35	235,153
334,000	Belrose Funding Trust II, 6.79%, 5/15/55(a)	361,800
250,000	BGC Group, Inc., 6.15%, 4/2/30(a)	256,124
260,000	BGC Group, Inc., 6.60%, 6/10/29	270,751
274,000	BGC Group, Inc., 8.00%, 5/25/28	292,644
360,000	Broadstone Net Lease LLC, REIT, 5.00%, 11/1/32	357,778
510,000	BW Real Estate, Inc., 9.50%, (a),(b),(c)	526,306
223,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	138,821
211,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	166,829
346,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	325,791
190,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48	171,905
78,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.70%, 12/1/55	78,778
170,000	Citadel LP, 6.00%, 1/23/30(a)	176,700
360,000(e)	Citigroup, Inc., 4.11%, 4/29/36(b)	435,856
190,000	Citigroup, Inc., 5.17%, 9/11/36(b)	191,895
450,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(b)	470,069
160,000	CNO Financial Group, Inc., 6.45%, 6/15/34	169,885
284,000	Dentsply Sirona, Inc., 8.38%, 9/12/55(b)	292,972
671,000	Edison International, Series A, 5.38%, (b),(c)	652,499
337,000	Energy Transfer LP, 6.50%, 2/15/56(b)	335,993
262,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 7.58%, 11/1/66(f)	261,304
198,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 7.43%, 8/16/77(g)	198,457
295,000	Essent Group Ltd., 6.25%, 7/1/29	309,039
217,000	Expand Energy Corp., 5.88%, 2/1/29(a)	217,875
304,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	310,231
209,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	219,509
223,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.30%, (c),(g)	223,024
170,000	First American Financial Corp., 5.45%, 9/30/34	170,465
510,000	First Citizens BancShares, Inc., 5.60%, 9/5/35(b)	509,042
380,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(b)	385,191
176,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	146,491
320,000	FMC Corp., 8.45%, 11/1/55(b)	338,027
310,000	Ford Motor Credit Co. LLC, (SOFR RATE + 2.030%), 6.18%, 3/20/28(f)	310,178
230,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(a)	238,807
200,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	208,457
434,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(a)	467,138
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	216,760

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 340,000	General Motors Financial Co., Inc., Series A, 5.75%, (b),(c)	$337,011
259,000	General Motors Financial Co., Inc., 6.15%, 7/15/35	270,881
209,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	220,418
155,000(e)	Global Payments, Inc., 4.88%, 3/17/31	191,138
221,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	223,580
301,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.75%, 11/1/37	299,058
441,000	HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/35	454,788
223,000	Hawaiian Electric Co., Inc., 6.00%, 10/1/33(a)	224,756
212,000	HCA, Inc., 6.20%, 3/1/55	218,883
200,000	Hess Midstream Operations LP, 5.88%, 3/1/28(a)	203,813
614,000	Hess Midstream Operations LP, 6.50%, 6/1/29(a)	633,453
176,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(b)	183,123
283,000	Intel Corp., 3.20%, 8/12/61	169,293
210,000	Intel Corp., 5.60%, 2/21/54	201,786
317,000	JH North America Holdings, Inc., 6.13%, 7/31/32(a)	324,812
178,000	KeyCorp, 6.40%, 3/6/35(b)	193,133
226,000	Kilroy Realty LP, REIT, 5.88%, 10/15/35	228,758
380,000(e)	Liberty Mutual Group, Inc., 3.88%, 9/26/35(a)	443,011
196,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	203,115
337,000	LPL Holdings, Inc., 5.75%, 6/15/35	345,762
187,000	M&T Bank Corp., MTN, 5.39%, 1/16/36(b)	189,598
509,000	National Health Investors, Inc., REIT, 5.35%, 2/1/33	504,785
190,000	Nissan Motor Acceptance Co. LLC, MTN, (SOFR Index + 2.050%), 6.23%, 9/13/27(a),(f)	189,613
260,000	Northwest Natural Holding Co., 7.00%, 9/15/55(b)	266,592
165,000	Occidental Petroleum Corp., 6.45%, 9/15/36	175,048
80,000	Oracle Corp., 5.95%, 9/26/55	79,756
740,000	Oracle Corp., 6.10%, 9/26/65	739,487
439,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	472,943
199,000	Paramount Global, 6.25%, 2/28/57(b)	195,986
209,000	Paramount Global, 6.38%, 3/30/62(b)	208,346
170,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	166,031
387,000	PG&E Corp., 7.38%, 3/15/55(b)	398,382
225,000	Pilgrim’s Pride Corp., 3.50%, 3/1/32	206,041
480,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.58%, (c),(g)	480,128
154,000(e)	Realty Income Corp., REIT, 3.88%, 6/20/35	181,429
206,000	Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(a)	209,992
667,000	Symetra Life Insurance Co., 6.55%, 10/1/55(a)	706,462
200,000	Synchrony Financial, 5.02%, 7/29/29(b)	201,665
160,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	133,090
230,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(a)	242,471
230,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(a)	244,534
431,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	343,856
464,000	Webster Financial Corp., 5.78%, 9/11/35(b)	464,178
110,000	Whistler Pipeline LLC, 5.70%, 9/30/31(a)	114,329
159,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	163,788
192,000(e)	WP Carey, Inc., REIT, 3.70%, 11/19/34	221,716

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 250,000	Zions Bancorp NA, 4.70%, 8/18/28(b)	$250,821
250,000	Zions Bancorp NA, 6.82%, 11/19/35(b)	266,384

		27,095,977

Total Corporate Bonds		37,413,744

(Cost $36,327,132)

U.S. Government Agency Backed Mortgages — 20.8%
United States — 20.8%
1,175,000	Fannie Mae, (TBA), 3.50%, 10/1/55	1,073,802
675,000	Fannie Mae, (TBA), 4.00%, 10/1/55	636,148
1,925,000	Fannie Mae, (TBA), 3.00%, 10/1/55	1,690,708
2,950,000	Fannie Mae, (TBA), 2.50%, 10/1/55	2,485,328
1,200,000	Fannie Mae, (TBA), 6.00%, 10/1/55	1,225,980
4,150,000	Fannie Mae, (TBA), 2.00%, 10/1/55	3,344,896
845,724	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	799,058
186,260	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	186,844
503,220	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	505,568
216,711	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	222,234
337,025	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	353,340
77,459	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	79,341
465,347	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	481,122
990,661	Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1,004,327
629,330	Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	659,432
389,926	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	380,122
136,648	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	142,606

		15,270,856

Total U.S. Government Agency Backed Mortgages		15,270,856

(Cost $15,343,561)

Collateralized Mortgage Obligations — 11.4%
United States — 11.4%
160,036	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(a)	161,354
385,302	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(a)	389,361
316,125	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	321,306
518,592	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(a)	518,286
696,449	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(a)	698,221
580,126	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(a)	584,497
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 5.42%, 10/15/36(a),(f)	248,856
403,838	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55(a),(h)	407,808
136,259	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	129,384
330,190	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(a)	332,936
364,013	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	367,364
308,902	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(a)	309,564

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$252,448	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(a)	$255,222
257,060	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	259,136
590,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42(a),(f)	587,548
590,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42(a),(f)	586,967
424,442	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(a)	426,726
244,125	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	244,816
245,018	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(a)	246,729
340,185	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	344,781
660,000	Verus Securitization Trust, Series 2023-1, Class M1, 6.86%, 12/25/67(a),(h)	659,705
307,521	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(a)	310,291

		8,390,858

Total Collateralized Mortgage Obligations		8,390,858

(Cost $8,385,988)

Asset Backed Securities — 7.3%
Cayman Islands — 2.0%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.34%, 4/20/31(a),(f)	494,450
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 7.44%, 4/22/31(a),(f)	498,250
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.32%, 7/15/31(a),(f)	498,950

		1,491,650

United States — 5.3%
147,935	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	149,007
150,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	150,424
275,435	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(a)	277,177
96,948	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	91,912
311,678	Pagaya AI Debt Grantor Trust, Series 2024-8, Class B, 5.46%, 1/15/32(a)	313,408
370,266	Pagaya AI Debt Grantor Trust, Series 2024-11, Class B, 5.64%, 7/15/32(a)	373,407
348,905	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(a)	352,033
216,541	Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class B, 6.59%, 11/15/31(a)	218,562
480,000	Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/50(a)	476,980
310,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	313,615

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 530,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(a)	$545,364
297,668	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	298,543
300,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55(a)	306,016

		3,866,448

Total Asset Backed Securities		5,358,098

(Cost $5,324,817)

Bank Loans — 6.9%
Netherlands — 1.2%
888,972	Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32(f)	887,247

United States — 5.7%
496,250	AS Mileage Plan IP Ltd., (Term SOFR 3M + 1.750%), 6.08%, 10/15/31(f)	496,870
365,260	Atkore International, Inc., TBA, 0.00%, 9/24/32(f)	363,434
584,583	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.89%, 6/24/30(f)	584,682
432,300	Charter Communications Operating LLC, (Term SOFR 3M + 2.000%), 6.29%, 12/7/30(f)	431,669
433,814	Citadel Securities LP, (Term SOFR 1M + 2.000%), 6.16%, 10/31/31(f)	434,521
412,925	Hilcorp Energy I LP, (Term SOFR 1M + 2.000%), 6.15%, 2/11/30(f)	412,925
400,000	Hilton Worldwide Finance LLC, (Term SOFR 1M + 1.750%), 5.91%, 11/8/30(f)	400,256
568,800	Solstice Advanced Materials, Inc., 0.00%, 9/16/32(f)	569,158
497,503	Terex Corp., (Term SOFR 1M + 1.750%), 5.91%, 10/8/31(f)	498,001

		4,191,516

Total Bank Loans		5,078,763

(Cost $5,065,640)

Foreign Government Bonds — 4.5%
Australia — 1.2%
1,413,000(i)	Australia Government Bond, Series 162, 1.75%, 6/21/51(d)	496,209
578,000(i)	Australia Government Bond, Series 169, 4.75%, 6/21/54(d)	368,537

		864,746

Ecuador — 0.4%
270,000	Amazon Conservation DAC, 6.03%, 1/16/42(a)	279,358

Japan — 2.9%
301,050,000(j)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	936,478
10,000,000(j)	Japan Government Thirty Year Bond, Series 82, 1.80%, 3/20/54	51,359
78,650,000(j)	Japan Government Thirty Year Bond, Series 84, 2.10%, 9/20/54	433,059

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Principal Amount		Value

84,200,000(j)	Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	$484,896
41,500,000(j)	Japan Government Thirty Year Bond, Series 87, 2.80%, 6/20/55	265,834

		2,171,626

Total Foreign Government Bonds		3,315,730

(Cost $3,516,682)

Shares
Preferred Stocks — 0.6%
United States — 0.6%
17,150	AGNC Investment Corp., 8.75%, REIT, Series H(c)	436,467

Total Preferred Stocks		436,467

(Cost $428,750)

Investment Company — 9.1%
6,698,566	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (k)	6,698,566

Total Investment Company		6,698,566

(Cost $6,698,566)

Total Investments		$81,963,082
(Cost $81,091,136)(l) — 111.4%

Liabilities in excess of other assets — (11.4)%		(8,360,794)

NET ASSETS — 100.0%		$73,602,288

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(c)	Perpetual security with no stated maturity date.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Principal amount denoted in Euros.

(f)	Floating rate note. Rate shown is as of report date.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2025.

(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Principal amount denoted in Australian dollar.

(j)	Principal amount denoted in Japanese Yen.

(k)	Affiliated investment.

(l)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Foreign currency exchange contracts as of September 30, 2025:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	1,788,224	GBP	1,553,322	Citibank N.A.	10/16/25	$12,318
EUR	1,160,000	USD	1,360,402	Citibank N.A.	10/16/25	2,863
NOK	113,575	EUR	9,567	Citibank N.A.	10/16/25	138
NOK	10,129,273	EUR	852,705	Citibank N.A.	10/16/25	12,989
NOK	2,821,664	EUR	237,727	Citibank N.A.	10/16/25	3,391
USD	1,198,505	EUR	1,015,955	Citibank N.A.	10/16/25	4,526
USD	980,163	EUR	830,221	Citibank N.A.	10/16/25	4,463
USD	1,318,701	GBP	959,642	Citibank N.A.	10/16/25	27,961
USD	2,167,813	JPY	309,678,128	Citibank N.A.	10/16/25	70,014
USD	264,153	JPY	38,776,078	Citibank N.A.	10/16/25	1,478

						$140,141

GBP	750,000	USD	1,017,430	Citibank N.A.	10/16/25	$(8,663)
JPY	51,626,575	USD	350,000	Citibank N.A.	10/16/25	(275)
USD	746,469	AUD	1,132,748	Citibank N.A.	10/16/25	(3,248)
USD	149,043	AUD	226,150	Citibank N.A.	10/16/25	(635)
USD	381,803	EUR	325,000	Citibank N.A.	10/16/25	(147)

						$(12,968)

Total						$127,173

Financial futures contracts as of September 30, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	16	December 2025	$12,192	EUR	$2,415,162	Morgan Stanley & Co. LLC
10 Year U.S. Treasury Note	21	December 2025	110	USD	2,362,500	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	160	December 2025	(36,420)	USD	33,343,750	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	December 2025	3,063	EUR	134,405	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	21	December 2025	32,372	USD	2,448,469	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	59	December 2025	(30,365)	USD	6,442,523	Morgan Stanley & Co. LLC

Total			$(19,048)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse

10 Year U.S. Ultra Treasury Bond	18	December 2025	$72	USD	$2,071,406	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	26	December 2025	2,301	USD	3,121,625	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	3	December 2025	67	EUR	414,944	Morgan Stanley & Co. LLC
EURO-OAT FUTURE	30	December 2025	(39,307)	EUR	4,274,129	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	7	December 2025	47,482	JPY	6,427,494	Morgan Stanley & Co. LLC

Total			$10,615

Interest rate swaps as of September 30, 2025:

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
1.21%	JPY-JPMLDN	Pay	Yearly	Morgan Stanley &Co. LLC	5/29/35	JPY	157,000	$0	$22,737	$22,737
3.74%	USD-BCAPLDN	Receive	Yearly	Morgan Stanley &Co. LLC	5/27/27	USD	8,000	$0	$19,560	$19,560
3.77%	USD-BCAPLDN	Receive	Yearly	Morgan Stanley &Co. LLC	5/22/27	USD	7,969	$0	$22,450	$22,450
3.74%	USD-BCAPLDN	Receive	Yearly	Morgan Stanley &Co. LLC	5/22/27	USD	7,921	$0	$18,440	$18,440

								$0	$83,187	$83,187

3.73%	GBP-BNPLDN	Receive	Yearly	Morgan Stanley &Co. LLC	9/18/27	GBP	14,500	$0	$(13,482)	$(13,482)
3.38%	USD-GSLDN	Receive	Yearly	Morgan Stanley &Co. LLC	9/17/27	USD	2,695	$0	$(1,494)	$(1,494)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	1,926	$0	$(807)	$(807)
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	1,926	$0	$(770)	$(770)
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	1,926	$0	$(919)	$(919)
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	509	$0	$(213)	$(213)
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	509	$0	$(203)	$(203)
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	509	$0	$(243)	$(243)

								$0	$(18,131)	$(18,131)

Total								$0	$65,056	$65,056

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2025

Credit default swaps buy protection as of September 30, 2025:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	11,438	$(260,418)	$(3,097)	$(263,515)
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	4,575	(104,660)	(741)	(105,401)
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	6,863	(156,388)	(1,726)	(158,114)

Total							$(521,466)	$(5,564)	$(527,030)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

JPY - Japanese Yen

MTN - Medium Term Note

NOK - Norwegian Krone

OAT - Obligations Assimilables du Trésor

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund

September 30, 2025

Principal Amount		Value

Corporate Bonds — 56.4%
Australia — 0.4%
$ 321,000	Macquarie Bank Ltd., 5.64%, 8/13/36(a),(b)	$325,471

Bermuda — 0.5%
407,000	Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	425,743

Brazil — 1.6%
264,000	Nexa Resources SA, 6.60%, 4/8/37(a)	271,421
380,000	Raizen Fuels Finance SA, 6.70%, 2/25/37(a)	366,999
325,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	338,623
280,000	Suzano Netherlands BV, 5.50%, 1/15/36	280,358

		1,257,401

Canada — 2.6%
307,000	AltaGas Ltd., 7.20%, 10/15/54(a),(b)	318,375
386,000	Brookfield Infrastructure Finance ULC, 6.75%, 3/15/55(b)	395,045
400,000	Capital Power US Holdings, Inc., 6.19%, 6/1/35(a)	419,107
460,000	CI Financial Corp., 7.50%, 5/30/29(a)	489,696
195,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34	196,056
260,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54	253,645

		2,071,924

Chile — 0.6%
480,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	517,552

Colombia — 0.5%
206,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	191,452
206,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 6/30/32(a)	216,390

		407,842

France — 1.4%
250,000	BPCE SA, 6.29%, 1/14/36(a),(b)	267,659
350,000	Credit Agricole SA, 7.13%, (a),(b),(c)	357,126
280,000	Societe Generale SA, Series REGs, 5.38%, (b),(c),(d)	263,395
250,000	Societe Generale SA, 8.13%, (a),(b),(c)	262,098

		1,150,278

Germany — 0.9%
200,000(e)	Commerzbank AG, EMTN, 7.88%, (b),(c),(d)	265,048
200,000(e)	Deutsche Bank AG, 6.75%, (b),(c),(d)	247,116
200,000	Deutsche Bank AG, 8.13%, (b),(c),(d)	211,981

		724,145

Ireland — 0.2%
191,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	187,873

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Principal Amount		Value

Italy — 1.1%
$ 400,000	Intesa Sanpaolo SpA, MTN, 5.71%, 1/15/26(a)	$400,813
217,000(e)	Intesa Sanpaolo SpA, 7.00%, (b),(c),(d)	276,743
225,000	Snam SpA, 6.50%, 5/28/55(a)	240,506

		918,062

Japan — 0.4%
385,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	362,607

Mexico — 0.3%
200,000	CFE Fibra E, REIT, 5.88%, 9/23/40(a)	201,636

Netherlands — 0.5%
413,000	ING Groep NV, 7.00%, (b),(c)	425,603

Norway — 0.4%
308,000	Var Energi ASA, 6.50%, 5/22/35(a)	327,372

Peru — 0.3%
200,000	Kallpa Generacion SA, 5.50%, 9/11/35(a)	201,362

Spain — 0.5%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.57%, 3/14/28(f)	201,667
200,000	Repsol E&P Capital Markets US LLC, 5.98%, 9/16/35(a)	203,503

		405,170

Switzerland — 1.0%
827,000	UBS Group AG, 7.00%, (a),(b),(c)	843,176

United Kingdom — 2.0%
470,000	Fidelis Insurance Holdings Ltd., 7.75%, 6/15/55(b)	503,546
230,000	Harbour Energy Plc, 6.33%, 4/1/35(a)	235,881
570,000	Macquarie Airfinance Holdings Ltd., 5.20%, 3/27/28(a)	579,657
249,000	Phoenix Group Holdings Plc, 8.50%, (b),(c),(d)	267,153

		1,586,237

United States — 41.2%
204,000	Aircastle Ltd., 2.85%, 1/26/28(a)	196,694
260,000	Ally Financial, Inc., Series B, 4.70%, (b),(c)	253,083
506,000	Ally Financial, Inc., Series C, 4.70%, (b),(c)	465,953
514,000	American National Group, Inc., 6.00%, 7/15/35	525,099
395,000	American National Group, Inc., 7.00%, 12/1/55(b)	407,298
230,000	APA Corp., 6.10%, 2/15/35	235,252
313,000	APA Corp., 6.75%, 2/15/55	315,654
711,000	Aptiv Swiss Holdings Ltd., 4.15%, 5/1/52	537,675

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 226,000	Athene Holding Ltd., 6.63%, 5/19/55	$242,075
530,000	Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(a)	542,241
100,000(e)	Avery Dennison Corp., 4.00%, 9/11/35	117,577
416,000	Belrose Funding Trust II, 6.79%, 5/15/55(a)	450,625
320,000	BGC Group, Inc., 6.15%, 4/2/30(a)	327,839
370,000	BGC Group, Inc., 6.60%, 6/10/29	385,299
199,000	BGC Group, Inc., 8.00%, 5/25/28	212,541
400,000	Broadstone Net Lease LLC, REIT, 5.00%, 11/1/32	397,531
600,000	BW Real Estate, Inc., 9.50%, (a),(b),(c)	619,184
230,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	143,179
331,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	261,709
453,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	426,541
240,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48	217,143
92,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.70%, 12/1/55	92,917
220,000	Citadel LP, 6.00%, 1/23/30(a)	228,671
460,000(e)	Citigroup, Inc., 4.11%, 4/29/36(b)	556,926
220,000	Citigroup, Inc., 5.17%, 9/11/36(b)	222,195
570,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(b)	595,421
170,000	CNO Financial Group, Inc., 6.45%, 6/15/34	180,503
399,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	388,857
361,000	Dentsply Sirona, Inc., 8.38%, 9/12/55(b)	372,405
878,000	Edison International, Series A, 5.38%, (b),(c)	853,792
410,000	Energy Transfer LP, 6.50%, 2/15/56(b)	408,775
332,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 7.58%, 11/1/66(f)	331,118
280,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 7.43%, 8/16/77(g)	280,647
222,000	Essent Group Ltd., 6.25%, 7/1/29	232,565
263,000	Expand Energy Corp., 5.88%, 2/1/29(a)	264,061
405,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	413,301
346,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	363,397
227,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.30%, (c),(g)	227,025
230,000	First American Financial Corp., 5.45%, 9/30/34	230,630
596,000	First Citizens BancShares, Inc., 5.60%, 9/5/35(b)	594,881
460,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(b)	466,284
219,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	182,281
400,000	FMC Corp., 8.45%, 11/1/55(b)	422,534
380,000	Ford Motor Credit Co. LLC, (SOFR RATE + 2.030%), 6.18%, 3/20/28(f)	380,219
300,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(a)	311,488
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	416,914
530,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(a)	570,469
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	216,760

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 410,000	General Motors Financial Co., Inc., Series A, 5.75%, (b),(c)	$406,396
325,000	General Motors Financial Co., Inc., 6.15%, 7/15/35	339,908
260,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	274,205
189,000(e)	Global Payments, Inc., 4.88%, 3/17/31	233,065
284,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	287,315
358,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.75%, 11/1/37	355,690
559,000	HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/35	576,478
249,000	Hawaiian Electric Co., Inc., 6.00%, 10/1/33(a)	250,961
248,000	HCA, Inc., 6.20%, 3/1/55	256,052
281,000	Hess Midstream Operations LP, 5.88%, 3/1/28(a)	286,357
649,000	Hess Midstream Operations LP, 6.50%, 6/1/29(a)	669,561
275,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(b)	286,129
283,000	Intel Corp., 3.20%, 8/12/61	169,293
207,000	Intel Corp., 5.60%, 2/21/54	198,903
396,000	JH North America Holdings, Inc., 6.13%, 7/31/32(a)	405,759
219,000	KeyCorp, 6.40%, 3/6/35(b)	237,619
274,000	Kilroy Realty LP, REIT, 5.88%, 10/15/35	277,343
420,000(e)	Liberty Mutual Group, Inc., 3.88%, 9/26/35(a)	489,644
247,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	255,967
433,000	LPL Holdings, Inc., 5.75%, 6/15/35	444,258
236,000	M&T Bank Corp., MTN, 5.39%, 1/16/36(b)	239,279
565,000	National Health Investors, Inc., REIT, 5.35%, 2/1/33	560,321
240,000	Nissan Motor Acceptance Co. LLC, MTN, (SOFR Index + 2.050%), 6.23%, 9/13/27(a),(f)	239,511
300,000	Northwest Natural Holding Co., 7.00%, 9/15/55(b)	307,606
207,000	Occidental Petroleum Corp., 6.45%, 9/15/36	219,605
90,000	Oracle Corp., 5.95%, 9/26/55	89,725
820,000	Oracle Corp., 6.10%, 9/26/65	819,431
518,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	558,051
242,000	Paramount Global, 6.25%, 2/28/57(b)	238,334
336,000	Paramount Global, 6.38%, 3/30/62(b)	334,949
230,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	224,630
460,000	PG&E Corp., 7.38%, 3/15/55(b)	473,528
205,000	Pilgrim’s Pride Corp., 3.50%, 3/1/32	187,726
714,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.58%, (c),(g)	714,191
197,000(e)	Realty Income Corp., REIT, 3.88%, 6/20/35	232,087
255,000	Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(a)	259,941
824,000	Symetra Life Insurance Co., 6.55%, 10/1/55(a)	872,750
240,000	Synchrony Financial, 5.02%, 7/29/29(b)	241,998
180,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	149,726
282,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(a)	297,291
282,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(a)	299,820
550,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	438,795
536,000	Webster Financial Corp., 5.78%, 9/11/35(b)	536,205
110,000	Whistler Pipeline LLC, 5.70%, 9/30/31(a)	114,329
225,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	231,776
213,000(e)	WP Carey, Inc., REIT, 3.70%, 11/19/34	245,967

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Principal Amount		Value

$250,000	Zions Bancorp NA, 4.70%, 8/18/28(b)	$250,821
250,000	Zions Bancorp NA, 6.82%, 11/19/35(b)	266,384

		33,430,908

Total Corporate Bonds		45,770,362

(Cost $44,384,970)

Collateralized Mortgage Obligations — 12.7%
United States — 12.7%
153,460	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(a)	154,723
287,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.06%, 7/25/44(a),(f)	288,151
125,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 6.16%, 1/25/44(a),(f)	126,003
275,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 6.16%, 2/25/44(a),(f)	277,113
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 6.86%, 10/25/43(a),(f)	214,803
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 7.46%, 3/25/42(a),(f)	90,390
385,302	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(a)	389,361
321,872	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	327,148
165,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.81%, 10/25/44(a),(f)	165,129
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.06%, 5/25/44(a),(f)	100,461
183,721	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 6.36%, 5/25/43(a),(f)	185,196
68,656	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 6.45%, 3/25/43(a),(f)	69,499
518,592	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(a)	518,286
870,561	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(a)	872,776
732,290	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(a)	737,807
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 5.42%, 10/15/36(a),(f)	248,856
546,369	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55(a),(h)	551,741
136,259	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	129,384
417,593	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(a)	421,066
409,514	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	413,284
308,902	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(a)	309,564
255,489	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(a)	258,297
257,060	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	259,136
820,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.24%, 2/15/42(a),(f)	816,593
820,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.79%, 2/15/42(a),(f)	815,785

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Principal Amount		Value

$424,442	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(a)	$426,726
248,047	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	248,749
245,018	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(a)	246,729
340,185	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	344,781
307,521	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(a)	310,291

		10,317,828

Total Collateralized Mortgage Obligations		10,317,828

(Cost $10,291,525)

Asset Backed Securities — 9.2%
Cayman Islands — 1.9%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.34%, 4/20/31(a),(f)	494,450
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 7.44%, 4/22/31(a),(f)	498,250
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.32%, 7/15/31(a),(f)	498,950

		1,491,650

United States — 7.3%
147,935	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	149,007
112,211	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(a)	111,596
175,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	175,495
560,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	549,749
175,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	176,971
225,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	229,170
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	503,944
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	304,389
339,703	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(a)	341,851
96,948	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	91,912
370,266	Pagaya AI Debt Grantor Trust, Series 2024-11, Class B, 5.64%, 7/15/32(a)	373,407
317,186	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(a)	320,030
275,324	SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31(a)	275,742
485,000	Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/50(a)	481,948

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Principal Amount		Value

$ 330,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	$333,848
800,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(a)	823,191
302,393	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	303,282
400,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55(a)	408,022

		5,953,554

Total Asset Backed Securities		7,445,204

(Cost $7,367,944)

Bank Loans — 7.5%
Netherlands — 1.3%
1,106,028	Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 6.00%, 6/4/32(f)	1,103,882

United States — 6.2%
496,250	AS Mileage Plan IP Ltd., (Term SOFR 3M + 1.750%), 6.08%, 10/15/31(f)	496,870
411,388	Atkore International, Inc., TBA, 0.00%, 9/24/32(f)	409,331
678,374	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.89%, 6/24/30(f)	678,489
550,200	Charter Communications Operating LLC, (Term SOFR 3M + 2.000%), 6.29%, 12/7/30(f)	549,397
562,041	Citadel Securities LP, (Term SOFR 1M + 2.000%), 6.16%, 10/31/31(f)	562,957
582,075	Hilcorp Energy I LP, (Term SOFR 1M + 2.000%), 6.15%, 2/11/30(f)	582,075
600,000	Hilton Worldwide Finance LLC, (Term SOFR 1M + 1.750%), 5.91%, 11/8/30(f)	600,384
631,200	Solstice Advanced Materials, Inc., 0.00%, 9/16/32(f)	631,598
497,503	Terex Corp., (Term SOFR 1M + 1.750%), 5.91%, 10/8/31(f)	498,001

		5,009,102

Total Bank Loans		6,112,984

(Cost $6,097,457)

Foreign Government Bonds — 5.2%
Australia — 1.2%
1,405,000(i)	Australia Government Bond, Series 162, 1.75%, 6/21/51(d)	493,400
752,000(i)	Australia Government Bond, Series 169, 4.75%, 6/21/54(d)	479,480

		972,880

Ecuador — 0.7%
530,000	Amazon Conservation DAC, 6.03%, 1/16/42(a)	548,371

Japan — 3.3%
403,300,000(j)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1,254,547
12,250,000(j)	Japan Government Thirty Year Bond, Series 82, 1.80%, 3/20/54	62,915

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Principal Amount		Value

97,100,000(j)	Japan Government Thirty Year Bond, Series 84, 2.10%, 9/20/54	$534,647
106,800,000(j)	Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	615,047
40,850,000(j)	Japan Government Thirty Year Bond, Series 87, 2.80%, 6/20/55	261,670

		2,728,826

Total Foreign Government Bonds		4,250,077

(Cost $4,507,392)

Shares

Preferred Stocks — 0.7%
United States — 0.7%
22,850	AGNC Investment Corp., 8.75%, REIT, Series H(c)	581,532

Total Preferred Stocks		581,532

(Cost $571,250)

Investment Company — 3.9%
3,197,573	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (k)	3,197,573

Total Investment Company		3,197,573

(Cost $3,197,573)
Total Investments		$77,675,560
(Cost $76,418,111)(l) — 95.6%

Other assets in excess of liabilities — 4.4%		3,572,060

NET ASSETS — 100.0%		$81,247,620

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(c)	Perpetual security with no stated maturity date.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Principal amount denoted in Euros.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2025.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Principal amount denoted in Australian dollar.
(j)	Principal amount denoted in Japanese Yen.
(k)	Affiliated investment.
(l)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Foreign currency exchange contracts as of September 30, 2025:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	2,066,757	GBP	1,794,958	Citibank N.A.	10/16/25	$14,653
EUR	1,370,000	USD	1,606,682	Citibank N.A.	10/16/25	3,381
NOK	140,420	EUR	11,829	Citibank N.A.	10/16/25	171
NOK	12,523,465	EUR	1,054,254	Citibank N.A.	10/16/25	16,059
NOK	3,488,603	EUR	293,918	Citibank N.A.	10/16/25	4,193
USD	1,096,815	EUR	929,203	Citibank N.A.	10/16/25	4,789
USD	1,116,202	EUR	945,450	Citibank N.A.	10/16/25	5,083
USD	1,019,158	GBP	741,659	Citibank N.A.	10/16/25	21,609
USD	2,809,260	JPY	401,310,566	Citibank N.A.	10/16/25	90,730
USD	258,142	JPY	37,893,685	Citibank N.A.	10/16/25	1,445

						$162,113

JPY	59,001,800	USD	400,000	Citibank N.A.	10/16/25	$(314)
USD	952,183	AUD	1,444,913	Citibank N.A.	10/16/25	(4,143)
USD	58,739	AUD	89,127	Citibank N.A.	10/16/25	(251)
USD	411,172	EUR	350,000	Citibank N.A.	10/16/25	(158)

						$(4,866)

Total						$157,247

Financial futures contracts as of September 30, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	20	December 2025	$15,239	EUR	$3,018,952	Morgan Stanley & Co. LLC
10 Year U.S. Treasury Note	59	December 2025	(34,631)	USD	6,637,500	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	160	December 2025	(25,438)	USD	33,343,750	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	December 2025	3,063	EUR	134,405	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	20	December 2025	(6,125)	USD	2,183,906	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	5	December 2025	(666)	EUR	627,999	Morgan Stanley & Co. LLC

Total			$(48,558)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	137	December 2025	$ 26,338	USD	$15,765,704	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	63	December 2025	20,488	USD	7,345,406	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	69	December 2025	(20,273)	USD	8,284,313	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	110	December 2025	85,867	USD	12,011,484	Morgan Stanley & Co. LLC
EURO-OAT FUTURE	38	December 2025	(49,789)	EUR	5,413,897	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	8	December 2025	53,394	JPY	7,345,708	Morgan Stanley & Co. LLC

Total			$116,025

Interest rate swaps as of September 30, 2025:

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
1.21%	JPY-JPMLDN	Pay	Yearly	Morgan Stanley & Co. LLC	5/29/35	JPY	267,000	$0	$38,669	$38,669
3.74%	USD-BCAPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/27/27	USD	10,000	$0	$24,450	$24,450
3.77%	USD-BCAPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/22/27	USD	9,955	$0	$28,044	$28,044
3.74%	USD-BCAPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/22/27	USD	9,895	$0	$23,035	$23,035

								$0	$114,198	$114,198

3.73%	GBP-BNPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/18/27	GBP	16,000	$0	$(14,877)	$(14,877)
3.38%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	3,342	$0	$(1,852)	$(1,852)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	2,388	$0	$(1,001)	$(1,001)
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	2,388	$0	$(955)	$(955)
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	2,388	$0	$(1,139)	$(1,139)
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	631	$0	$(264)	$(264)
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	631	$0	$(252)	$(252)
3.39%	USD-GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/17/27	USD	631	$0	$(301)	$(301)

								$0	$(20,641)	$(20,641)

Total								$0	$93,557	$93,557

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2025

Credit default swaps buy protection as of September 30, 2025:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	24,800	$(564,641)	$(6,715)	$(571,356)
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	9,920	(226,935)	(1,608)	(228,543)
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	14,880	(339,072)	(3,742)	(342,814)

Total							$(1,130,648)	$(12,065)	$(1,142,713)

Abbreviations used are defined below:

AUD - Australian Dollar

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

JPY - Japanese Yen

MTN - Medium Term Note

NOK - Norwegian Krone

OAT - Obligations Assimilables du Trésor

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2025

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $117,257,844, $846,621,395, $74,392,570 and $73,220,538, respectively)	$123,939,335	$866,407,562	$75,264,516	$74,477,987
Affiliated investments (cost $3,324,940, $32,929,624, $6,698,566 and $3,197,573, respectively)	3,324,940	32,929,624	6,698,566	3,197,573
Cash	50,767	50,500	82,106	88,592
Cash at broker for financial futures contracts	269,985	—	427,898	980,478
Segregated cash for swap contracts	1,262,398	—	1,326,755	2,749,757
Cash at broker for forward foreign currency exchange contracts	999,877	—	290,000	330,000
Foreign currency, at value (cost $61,241, $56,841, $76,619 and $861,987, respectively)	61,190	60,545	76,866	863,854
Interest and dividend receivable	1,876,205	12,975,950	594,994	683,748
Receivable from advisor	113	158,889	3,316	10,160
Receivable for capital shares issued	—	2,983,229	374,222	72,859
Receivable for investments sold	3,202,550	—	—	374,249
Receivable for investments sold on a delayed delivery basis	—	—	12,245,719	13,564,606
Credit default swaps at value (premiums paid $536,986, $0, $0 and $0, respectively)	424,747	—	—	—
Unrealized appreciation on futures contracts	165	—	97,659	204,389
Unrealized appreciation on interest rate swaps contracts	—	—	83,187	114,198
Unrealized appreciation on forward foreign currency exchange contracts	92,955	—	140,141	162,113
Prepaid expenses and other assets	58,748	63,499	68,704	68,657

Total Assets	135,563,975	915,629,798	97,774,649	97,943,220

Liabilities:
Cash due to broker for swap contracts	—	4,784	—	—
Payable for capital shares redeemed	—	355,240	—	45,191

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Payable for investments purchased	$2,033,476	$1,953,437	$65,579	$928,344
Payable for investments purchased on a delayed delivery basis	1,280,000	12,038,250	23,284,697	14,235,727
Credit default swaps at value (premiums received $1,148,406, $0, $521,466 and $1,130,648, respectively)	1,199,393	—	527,030	1,142,713
Unrealized depreciation on interest rate swaps contracts	—	—	18,131	20,641
Unrealized depreciation on forward foreign currency exchange contracts	100,658	—	12,968	4,866
Unrealized depreciation on futures contracts	46,728	—	106,092	136,922
Accrued expenses and other payables:
Investment advisory fees	67,012	389,702	19,928	33,924
Accounting fees	20,304	35,777	20,812	21,096
Audit fees	53,158	53,158	53,158	53,158
Professional fees	5,075	5,075	5,075	5,075
Trustees’ fees	193	1,287	68	119
Distribution fees	—	1,549	25,966	32,805
Custodian fees	5,804	9,308	7,430	7,391
Shareholder reports	15,875	46,479	12,072	11,742
Transfer agent fees	7,865	144,007	2,153	4,030
Other	12,221	20,885	11,202	11,856

Total Liabilities	4,847,762	15,058,938	24,172,361	16,695,600

Net Assets	$130,716,213	$900,570,860	$73,602,288	$81,247,620

Net Assets Consists of:
Capital	$130,901,518	$891,666,417	$76,695,410	$78,711,951
Accumulated earnings	(185,305)	8,904,443	(3,093,122)	2,535,669

Net Assets	$130,716,213	$900,570,860	$73,602,288	$81,247,620

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2025

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Net Assets
Class A	$8,402	$5,985,376	$5,701,177	$7,080,738
Class I	62,081,224	894,585,484	57,101,181	61,405,107
Class R6	68,626,587	N/A	10,799,930	12,761,775

Total	$130,716,213	$900,570,860	$73,602,288	$81,247,620

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	974	599,925	618,524	686,806
Class I	7,033,686	88,593,925	6,189,478	5,951,832
Class R6	7,718,733	N/A	1,170,813	1,237,063

Total	14,753,393	89,193,850	7,978,815	7,875,701

Net Asset Values and Redemption Prices Per Share:
Class A	$8.63	$9.98	$9.22	$10.31

Class I	$8.83	$10.10	$9.23	$10.32

Class R6	$8.89	$ N/A	$9.22	$10.32

Maximum Offering Price Per Share:
Class A	$9.01	$10.42	$9.58	$10.71

Maximum Sales Charge - Class A	4.25%	4.25%	3.75%	3.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended September 30, 2025

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Investment Income:
Interest income	$8,730,762	$59,870,231	$3,326,932	$3,953,298
Dividend income - affiliated	132,599	1,144,957	143,923	207,209
Foreign tax withholding	(217)	—	—	—

Total Investment Income	8,863,144	61,015,188	3,470,855	4,160,507
Expenses:
Investment advisory fees	784,525	4,533,908	216,595	398,486
Distribution fees–Class A	19	16,436	14,213	16,226
Accounting fees	77,040	116,111	75,429	76,817
Audit fees	54,108	54,108	54,108	54,108
Custodian fees	77,761	93,248	84,512	84,816
Insurance fees	3,397	4,813	3,397	3,396
Legal fees	5,610	29,279	1,500	1,707
Registrations and filing fees	27,715	29,086	19,760	20,879
Shareholder reports	45,882	115,232	36,013	35,976
Transfer agent fees–Class A	3,565	14,156	3,550	6,176
Transfer agent fees–Class I	30,439	1,145,380	14,549	19,144
Transfer agent fees–Class R6	3,571	—	3,541	3,545
Trustees’ fees and expenses	6,635	45,892	3,444	4,135
Tax expense	4,276	4,276	4,276	4,276
Other fees	7,054	16,918	6,114	6,169

Total expenses before fee waiver/reimbursement	1,131,597	6,218,843	541,001	735,856
Expenses waived/reimbursed by:
Advisor	(218,416)	(1,549,437)	(259,000)	(260,006)

Net expenses	913,181	4,669,406	282,001	475,850

Net Investment Income	7,949,963	56,345,782	3,188,854	3,684,657

Realized/Unrealized
Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	2,288,754	4,418,218	316,145	1,111,550
Foreign currency transactions	33,698	13	32,601	122,784
Foreign currency exchange contracts	(602,244)	—	(216,797)	(318,944)
Written options	(138,847)	—	27,795	34,425
Futures contracts	145,875	—	(642,587)	439,832
Swap agreements	(590,801)	(525,530)	(133,325)	(995,822)

Net realized gains/(losses)	1,136,435	3,892,701	(616,168)	393,825
Net change in unrealized appreciation/ (depreciation) on:
Investments	2,061,727	1,020,083	(30,781)	78,955
Foreign currency	8,279	3,613	37,838	56,181

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Year Ended September 30, 2025

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Foreign currency exchange contracts	$48,353	$—	$207,090	$209,985
Futures contracts	(35,761)	—	117,726	(41,456)
Swap agreements	19,501	—	124,737	174,741

Net unrealized gains	2,102,099	1,023,696	456,610	478,406

Change in net assets resulting from operations	$11,188,497	$61,262,179	$3,029,296	$4,556,888

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Debt Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$7,949,963	$5,268,025
Net realized gains from investments, foreign currency, written options, futures contracts and swap contracts transactions	1,136,435	419,942
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	2,102,099	7,849,572

Change in net assets resulting from operations	11,188,497	13,537,539

Distributions to Shareholders:
Class A	(454)	(1,040)
Class I	(3,199,138)	(3,026,804)
Class R6	(3,964,612)	(1,728,478)

Change in net assets resulting from shareholder distributions	(7,164,204)	(4,756,322)

Capital Transactions: (Note 6)
Proceeds from shares issued	20,948,133	82,014,060
Distributions reinvested	7,053,572	4,622,595
Cost of shares redeemed	(17,071,245)	(18,593,783)

Change in net assets resulting from capital transactions	10,930,460	68,042,872

Net increase in net assets	14,954,753	76,824,089
Net Assets:
Beginning of year	115,761,460	38,937,371

End of year	$130,716,213	$115,761,460

Share Transactions:
Issued	2,480,833	10,109,196
Reinvested	834,780	570,858
Redeemed	(2,002,049)	(2,307,390)

Change in shares resulting from capital transactions	1,313,564	8,372,664

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay High Yield Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$56,345,782	$42,646,630
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	3,892,701	2,357,982
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	1,023,696	36,855,913

Change in net assets resulting from operations	61,262,179	81,860,525

Distributions to Shareholders:
Class A	(430,619)	(362,095)
Class I	(54,010,446)	(41,647,229)

Change in net assets resulting from shareholder distributions	(54,441,065)	(42,009,324)

Capital Transactions: (Note 6)
Proceeds from shares issued	335,252,000	361,077,219
Distributions reinvested	48,142,804	35,960,020
Cost of shares redeemed	(218,863,135)	(164,026,133)

Change in net assets resulting from capital transactions	164,531,669	233,011,106

Net increase in net assets	171,352,783	272,862,307
Net Assets:
Beginning of year	729,218,077	456,355,770

End of year	$900,570,860	$729,218,077

Share Transactions:
Issued	33,887,217	37,308,354
Reinvested	4,877,089	3,725,690
Redeemed	(22,291,635)	(16,958,923)

Change in shares resulting from capital transactions	16,472,671	24,075,121

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Core Plus Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$3,188,854	$2,634,470
Net realized gains/(losses) from investments, foreign currency, written options, futures contracts and swap contracts transactions	(616,168)	1,559,763
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	456,610	3,294,887

Change in net assets resulting from operations	3,029,296	7,489,120

Distributions to Shareholders:
Class A	(268,737)	(229,699)
Class I	(2,271,056)	(1,719,221)
Class R6	(517,565)	(483,858)

Change in net assets resulting from shareholder distributions	(3,057,358)	(2,432,778)

Capital Transactions: (Note 6)
Proceeds from shares issued	19,134,368	9,380,775
Distributions reinvested	3,042,003	2,432,778
Cost of shares redeemed	(9,170,203)	(23,382)

Change in net assets resulting from capital transactions	13,006,168	11,790,171

Net increase in net assets	12,978,106	16,846,513
Net Assets:
Beginning of year	60,624,182	43,777,669

End of year	$73,602,288	$60,624,182

Share Transactions:
Issued	2,123,545	1,046,496
Reinvested	338,669	285,595
Redeemed	(1,037,483)	(2,599)

Change in shares resulting from capital transactions	1,424,731	1,329,492

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Strategic Income Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$3,684,657	$2,987,388
Net realized gains from investments, foreign currency, written options, futures contracts and swap contracts transactions	393,825	116,869
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	478,406	2,965,027

Change in net assets resulting from operations	4,556,888	6,069,284

Distributions to Shareholders:
Class A	(310,499)	(413,586)
Class I	(2,692,862)	(3,101,514)
Class R6	(632,958)	(855,347)

Change in net assets resulting from shareholder distributions	(3,636,319)	(4,370,447)

Capital Transactions: (Note 6)
Proceeds from shares issued	33,534,876	4,298,609
Distributions reinvested	3,627,440	4,370,447
Cost of shares redeemed	(17,448,083)	(2,678,201)

Change in net assets resulting from capital transactions	19,714,233	5,990,855

Net increase in net assets	20,634,802	7,689,692
Net Assets:
Beginning of year	60,612,818	52,923,126

End of year	$81,247,620	$60,612,818

Share Transactions:
Issued	3,312,760	435,561
Reinvested	358,484	449,167
Redeemed	(1,729,720)	(269,728)

Change in shares resulting from capital transactions	1,941,524	615,000

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/25	$8.39	0.52	0.20	0.72	(0.45)	(0.03)	(0.48)	$8.63
Year Ended 9/30/24	7.53	0.54	0.87	1.41	(0.55)	—	(0.55)	8.39
Year Ended 9/30/23	7.03	0.54	0.45	0.99	(0.49)	—	(0.49)	7.53
Year Ended 9/30/22	9.77	0.48	(2.70)	(2.22)	(0.52)	—	(0.52)	7.03
Year Ended 9/30/21	9.78	0.45	0.04(b)	0.49	(0.50)	—	(0.50)	9.77
Class I
Year Ended 9/30/25	$8.58	0.55	0.21	0.76	(0.48)	(0.03)	(0.51)	$8.83
Year Ended 9/30/24	7.68	0.58	0.89	1.47	(0.57)	—	(0.57)	8.58
Year Ended 9/30/23	7.17	0.57	0.45	1.02	(0.51)	—	(0.51)	7.68
Year Ended 9/30/22	9.89	0.50	(2.73)	(2.23)	(0.49)	—	(0.49)	7.17
Year Ended 9/30/21	9.90	0.48	0.03(b)	0.51	(0.52)	—	(0.52)	9.89
Class R6
Year Ended 9/30/25	$8.64	0.56	0.20	0.76	(0.48)	(0.03)	(0.51)	$8.89
Year Ended 9/30/24	7.72	0.58	0.91	1.49	(0.57)	—	(0.57)	8.64
Year Ended 9/30/23	7.20	0.58	0.45	1.03	(0.51)	—	(0.51)	7.72
Year Ended 9/30/22	9.94	0.51	(2.76)	(2.25)	(0.49)	—	(0.49)	7.20
Year Ended 9/30/21	9.94	0.49	0.04(b)	0.53	(0.53)	—	(0.53)	9.94

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/25	9.09%	$8	1.04%	6.32%	46.82%	90%
Year Ended 9/30/24	19.47%	8	1.04%	6.83%	24.70%	70%
Year Ended 9/30/23	14.12%	17	1.04%	7.09%	15.47%	85%
Year Ended 9/30/22	(23.47)%	25	1.04%	5.67%	17.51%	98%
Year Ended 9/30/21	5.06%	15	1.04%	4.52%	43.25%	181%
Class I
Year Ended 9/30/25	9.30%	$62,081	0.78%	6.56%	0.96%	90%
Year Ended 9/30/24	19.92%	49,259	0.79%	7.09%	1.18%	70%
Year Ended 9/30/23	14.42%	38,909	0.79%	7.38%	1.55%	85%
Year Ended 9/30/22	(23.27)%	30,173	0.79%	5.82%	1.65%	98%
Year Ended 9/30/21	5.28%	28,667	0.79%	4.76%	1.72%	181%
Class R6
Year Ended 9/30/25	9.28%	$68,627	0.73%	6.61%	0.91%	90%
Year Ended 9/30/24	20.10%	66,495	0.74%	7.04%	1.09%	70%
Year Ended 9/30/23	14.54%	11	0.74%	7.43%	32.92%	85%
Year Ended 9/30/22	(23.27)%	10	0.74%	5.77%	31.35%	98%
Year Ended 9/30/21	5.35%	13	0.74%	4.82%	28.96%	181%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the year ended September 30, 2025, for Class I and Class R6, where the impact was 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/25	$9.92	0.64	0.06	—	0.70	(0.64)	—	(0.64)	$ 9.98
Year Ended 9/30/24	9.28	0.65	0.66	—	1.31	(0.67)	—	(0.67)	9.92
Year Ended 9/30/23	8.98	0.57	0.31	—	0.88	(0.58)	—	(0.58)	9.28
Year Ended 9/30/22	10.89	0.47	(1.94)	—	(1.47)	(0.44)	—	(0.44)	8.98
Year Ended 9/30/21	10.56	0.47	0.52	—(b)	0.99	(0.52)	(0.14)	(0.66)	10.89
Class I
Year Ended 9/30/25	$10.03	0.68	0.05	—	0.73	(0.66)	—	(0.66)	$10.10
Year Ended 9/30/24	9.38	0.68	0.66	—	1.34	(0.69)	—	(0.69)	10.03
Year Ended 9/30/23	9.07	0.61	0.30	—	0.91	(0.60)	—	(0.60)	9.38
Year Ended 9/30/22	10.98	0.48	(1.95)	—	(1.47)	(0.44)	—	(0.44)	9.07
Year Ended 9/30/21	10.64	0.50	0.53	—(b)	1.03	(0.55)	(0.14)	(0.69)	10.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/25	7.35%	$5,985	0.81%	6.58%	1.08%	107%
Year Ended 9/30/24	14.60%	7,181	0.82%	6.79%	0.97%	111%
Year Ended 9/30/23	10.06%	3,580	0.81%	6.18%	1.14%	72%
Year Ended 9/30/22	(12.74)%	2,983	0.82%	4.45%	1.16%	75%
Year Ended 9/30/21	9.60%	3,727	0.82%	4.32%	1.18%	100%
Class I
Year Ended 9/30/25	7.64%	$894,585	0.56%	6.84%	0.75%	107%
Year Ended 9/30/24	14.82%	722,037	0.57%	7.05%	0.77%	111%
Year Ended 9/30/23	10.34%	452,775	0.56%	6.46%	0.81%	72%
Year Ended 9/30/22	(12.57)%	277,697	0.57%	4.76%	0.82%	75%
Year Ended 9/30/21	9.89%	244,644	0.57%	4.57%	0.87%	100%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the periods ended September 30, 2023 and September 30, 2025, when the Fund’s net expense ratio would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/25	$ 9.24	0.44	(0.03)	0.41	(0.43)	(0.43)	$9.22
Year Ended 9/30/24	8.37	0.45	0.85	1.30	(0.43)	(0.43)	9.24
Year Ended 9/30/23	8.24	0.38	(0.05)	0.33	(0.20)	(0.20)	8.37
Period Ended 9/30/22(b)	10.00	0.18	(1.79)	(1.61)	(0.15)	(0.15)	8.24
Class I
Year Ended 9/30/25	$ 9.25	0.46	(0.03)	0.43	(0.45)	(0.45)	$9.23
Year Ended 9/30/24	8.38	0.47	0.85	1.32	(0.45)	(0.45)	9.25
Year Ended 9/30/23	8.24	0.40	(0.04)	0.36	(0.22)	(0.22)	8.38
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24
Class R6
Year Ended 9/30/25	$ 9.25	0.47	(0.04)	0.43	(0.46)	(0.46)	$9.22
Year Ended 9/30/24	8.38	0.47	0.85	1.32	(0.45)	(0.45)	9.25
Year Ended 9/30/23	8.24	0.40	(0.04)	0.36	(0.22)	(0.22)	8.38
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/25	4.65%	$5,701	0.69%	4.91%	1.14%	842%
Year Ended 9/30/24	16.03%	5,637	0.69%	5.11%	1.38%	910%
Year Ended 9/30/23	4.11%	4,358	0.70%	4.46%	1.34%	750%
Period Ended 9/30/22(c)	(16.32)%(d)	4,188	0.70%(e)	2.09%(e)	1.51%(e)	254%
Class I
Year Ended 9/30/25	4.90%	$57,101	0.44%	5.17%	0.85%	842%
Year Ended 9/30/24	16.31%	44,728	0.44%	5.36%	1.07%	910%
Year Ended 9/30/23	4.34%	30,653	0.45%	4.71%	1.02%	750%
Period Ended 9/30/22(c)	(16.06)%(d)	29,381	0.45%(e)	2.34%(e)	1.15%(e)	254%
Class R6
Year Ended 9/30/25	4.85%	$10,800	0.39%	5.21%	0.86%	842%
Year Ended 9/30/24	16.37%	10,259	0.39%	5.41%	1.09%	910%
Year Ended 9/30/23	4.39%	8,766	0.40%	4.76%	1.05%	750%
Period Ended 9/30/22(c)	(16.03)%(d)	8,399	0.40%(e)	2.39%(e)	1.19%(e)	254%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the periods ended September 30, 2024 and September 30, 2025, when the Fund’s net expense ratio would increase by an amount of 0.01%.

**

Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate includes to-be-announced (“TBA”) transactions.

(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.
(d)	Not annualized.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(e) Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/25	$10.21	0.47	0.13	0.60	(0.47)	(0.03)	(0.50)	$10.31
Year Ended 9/30/24	9.95	0.49	0.52	1.01	(0.47)	(0.28)	(0.75)	10.21
Year Ended 9/30/23	9.60	0.41	0.36	0.77	(0.23)	(0.19)	(0.42)	9.95
Period Ended 9/30/22(b)	10.00	0.17	(0.44)	(0.27)	(0.13)	—	(0.13)	9.60
Class I
Year Ended 9/30/25	$10.21	0.50	0.13	0.63	(0.49)	(0.03)	(0.52)	$10.32
Year Ended 9/30/24	9.95	0.52	0.51	1.03	(0.49)	(0.28)	(0.77)	10.21
Year Ended 9/30/23	9.61	0.43	0.36	0.79	(0.26)	(0.19)	(0.45)	9.95
Period Ended 9/30/22(b)	10.00	0.19	(0.43)	(0.24)	(0.15)	—	(0.15)	9.61
Class R6
Year Ended 9/30/25	$10.21	0.50	0.14	0.64	(0.50)	(0.03)	(0.53)	$10.32
Year Ended 9/30/24	9.95	0.52	0.52	1.04	(0.50)	(0.28)	(0.78)	10.21
Year Ended 9/30/23	9.61	0.44	0.35	0.79	(0.26)	(0.19)	(0.45)	9.95
Period Ended 9/30/22(b)	10.00	0.19	(0.42)	(0.23)	(0.16)	—	(0.16)	9.61

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/25	6.09%	$7,081	0.87%	4.67%	1.27%	806%
Year Ended 9/30/24	10.77%	5,924	0.87%	4.96%	1.46%	890%
Year Ended 9/30/23	8.33%	5,269	0.88%	4.24%	1.42%	712%
Period Ended 9/30/22(c)	(2.70)%(d)	4,867	0.88%(e)	1.85%(e)	1.62%(e)	159%
Class I
Year Ended 9/30/25	6.45%	$61,405	0.62%	4.91%	0.95%	806%
Year Ended 9/30/24	11.02%	42,857	0.62%	5.21%	1.16%	890%
Year Ended 9/30/23	8.48%	37,057	0.63%	4.49%	1.11%	712%
Period Ended 9/30/22(c)	(2.50)%(d)	34,146	0.63%(e)	2.10%(e)	1.28%(e)	159%
Class R6
Year Ended 9/30/25	6.51%	$12,762	0.57%	4.97%	0.95%	806%
Year Ended 9/30/24	11.08%	11,832	0.57%	5.26%	1.18%	890%
Year Ended 9/30/23	8.54%	10,598	0.58%	4.54%	1.13%	712%
Period Ended 9/30/22(c)	(2.46)%(d)	9,760	0.58%(e)	2.15%(e)	1.32%(e)	159%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the periods ended September 30, 2024 and September 30, 2025, when the Fund’s net expense ratio would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 17 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).This report includes the following four investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”)

- RBC BlueBay High Yield Bond Fund (“High Yield Bond Fund”)

- RBC BlueBay Core Plus Bond Fund (“Core Plus Bond Fund”)

- RBC BlueBay Strategic Income Fund (“Strategic Income Fund”)

Class A and Class I shares are offered by each Fund; Class R6 shares are offered by Emerging Market Debt Fund, Core Plus Bond Fund and the Strategic Income Fund. Class A shares are offered with a maximum front-end sales charge of 4.25% for Emerging Market Debt Fund and High Yield Bond Fund and 3.75% for Core Plus Bond Fund and Strategic Income Fund and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or Sub-Advisor“) acts as a sub-advisor for Emerging Market Debt Fund and High Yield Bond Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. The Funds may participate in “rolling transactions” in which a Fund does not take delivery of the TBA securities, and this may result in a higher portfolio turnover rate.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued based on evaluated prices received from third-party pricing services or fair valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

NOTES TO FINANCIAL STATEMENTS

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. There were no material level 3 transfers as these funds hold level 3 securities. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund
Assets:
Investments in Securities
Foreign Government Bonds	$—	$96,039,680	$—	$96,039,680
Corporate Bonds	—	27,687,142	—	27,687,142
Investment Company	3,324,940	—	—	3,324,940
Municipal Bond	—	212,513	—	212,513
Put Option Purchased	—	—	—	—
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	92,955	—	92,955
Financial futures contracts	165	—	—	165
Credit default swaps	—	424,747	—	424,747

Total Assets	$3,325,105	$124,457,037	$—	$127,782,142

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(46,728)	$—	$—	$(46,728)
Foreign currency exchange contracts - forward contracts	—	(100,658)	—	(100,658)
Credit default swaps	—	(1,199,393)	—	(1,199,393)

Total Liabilities	$(46,728)	$(1,300,051)	$—	$(1,346,779)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund
Assets:
Investments in Securities
Corporate Bonds
Australia	$—	$6,132,552	$17,457	$6,150,009
Canada	—	45,934,384	—	45,934,384
Finland	—	5,109,212	—	5,109,212
France	—	9,910,295	—	9,910,295
Germany	—	6,632,507	—	6,632,507
Italy	—	2,843,979	—	2,843,979
Jamaica	—	4,420,710	—	4,420,710
Japan	—	22,282,685	—	22,282,685
Luxembourg	—	7,453,453	—	7,453,453
Mexico	—	6,398,902	—	6,398,902
Netherlands	—	7,083,997	—	7,083,997
Spain	—	6,847,644	—	6,847,644
United Kingdom	—	45,653,290	—	45,653,290
United States	—	689,677,440	—	689,677,440
Investment Company	32,929,624	—	—	32,929,624
Common Stocks
United Kingdom	—	9,055	—	9,055
United States	—	—	—	—
Rights/Warrants
Mexico	—	—	—	—

Total Assets	$32,929,624	$866,390,105	$17,457	$899,337,186

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Plus Bond Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$37,413,744	$—	$37,413,744
U.S. Government Agency Backed Mortgages	—	15,270,856	—	15,270,856
Collateralized Mortgage Obligations	—	8,390,858	—	8,390,858
Investment Company	6,698,566	—	—	6,698,566
Asset Backed Securities	—	5,358,098	—	5,358,098
Bank Loans	—	5,078,763	—	5,078,763
Foreign Government Bonds	—	3,315,730	—	3,315,730
Preferred Stocks	436,467	—	—	436,467
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	140,141	—	140,141
Financial futures contracts	97,659	—	—	97,659
Interest rate swaps	—	83,187	—	83,187

Total Assets	$7,232,692	$75,051,377	$—	$82,284,069

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(12,968)	$—	$(12,968)
Financial futures contracts	(106,092)	—	—	(106,092)
Credit default swaps	—	(527,030)	—	(527,030)
Interest rate swaps	—	(18,131)	—	(18,131)

Total Liabilities	$(106,092)	$(558,129)	$—	$(664,221)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Strategic Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$45,770,362	$—	$45,770,362
Collateralized Mortgage Obligations	—	10,317,828	—	10,317,828
Asset Backed Securities	—	7,445,204	—	7,445,204
Bank Loans	—	6,112,984	—	6,112,984
Foreign Government Bonds	—	4,250,077	—	4,250,077
Investment Company	3,197,573	—	—	3,197,573
Preferred Stocks	581,532	—	—	581,532
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	162,113	—	162,113
Financial futures contracts	204,389	—	—	204,389
Interest rate swaps	—	114,198	—	114,198

Total Assets	$3,983,494	$74,172,766	$—	$78,156,260

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(4,866)	$—	$(4,866)
Financial futures contracts	(136,922)	—	—	(136,922)
Credit default swaps	—	(1,142,713)	—	(1,142,713)
Interest rate swaps	—	(20,641)	—	(20,641)

Total Liabilities	$(136,922)	$(1,168,220)	$—	$(1,305,142)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency contracts which are valued at fair value.

	BlueBay High Yield Bond Fund
	Common Stocks	Corporate Bonds
Balance as of 9/30/24(value)	$14	$143,937
Sale/Disposition	(14)	—
Change in unrealized appreciation (depreciation)	—	(126,480)

Balance as of 9/30/25(value)	$—	$17,457

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults that may not be generally observable for the security. The Common Stock in High Yield Bond Fund were fair valued using a discounted cash flow model based on unobservable inputs that include estimated cash flows, implied credit spread and discount rate (weighted average cost of capital). The Corporate Bonds in High Yield Bond Fund were fair valued using discounted cash flows. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

NOTES TO FINANCIAL STATEMENTS

Quantitative Information about Level 3 Fair Value Measurements
	Fund	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bonds (Australia)	High Yield Bond Fund	$17,457	Discounted Cash Flow	Discount Rate of Cash Flows	30%

				Liquidity Discount	10%
Common Stocks (Australia)	High Yield Bond Fund	$ 0	Discounted Cash Flow	Discount Rate of Cash Flows	30%

				Liquidity Discount	10%

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

NOTES TO FINANCIAL STATEMENTS

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of September 30, 2025, Core Plus Bond Fund and Strategic Income Fund held bank loans.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the year ended September 30, 2025, the total in-kind payments received by the High Yield Bond Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Delayed Delivery Securities:

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or “forward commitment” basis. This may increase risk to a Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

NOTES TO FINANCIAL STATEMENTS

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Japanese treasury bond futures, Euro Dollar futures, Euro-OAT futures and Euro Bund futures, during the year ended September 30, 2025.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2025.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

NOTES TO FINANCIAL STATEMENTS

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into interest rate, credit default and other swap agreements as of September 30, 2025.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional

NOTES TO FINANCIAL STATEMENTS

amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The Funds entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for floating rate that is derived from an inflation index, such as the Consumer price Index or UK Retail Price Index, Inflation swaps subject the Fund to interest rate risk.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps”, “Total return swaps”, “Inflation swaps” and “Credit default swaps”.

Fair Values of Derivative Financial Instrument as of September 30, 2025(1)
Statement of Assets and Liabilities Location
Asset Derivatives
	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$424,747	$—	$—	$—
Interest Rate Risk:
Interest rate swaps contracts, at value	—	—	83,187	114,198
Unrealized appreciation on futures contracts	165	—	97,659	204,389
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	92,955	—	140,141	162,113

Total	$517,867	$—	$320,987	$480,700

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$1,199,393	$—	$527,030	$1,142,713
Interest Rate Risk:
Unrealized depreciation on interest rate swaps contracts	—	—	18,131	20,641
Unrealized depreciation on futures contracts	46,728	—	106,092	136,922
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	100,658	—	12,968	4,866

Total	$1,346,779	$—	$664,221	$1,305,142

The effect of derivative instruments on the Statement of Operations during the year ended September 30, 2025 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$(302,425)	$(525,530)	$(265,781)	$(479,363)
Equity Risk:
Purchased options(2)	295,056	—	(57,715)	(71,482)
Written options	(138,847)	—	27,795	34,425
Interest Rate Risk:
Interest rate swaps	(165,919)	—	82,886	(566,029)
Inflation swaps	—	—	49,570	49,570
Total return swaps	(122,457)	—	—	—
Financial futures contracts	145,875	—	(642,587)	439,832
Foreign currency exchange risk:
Purchased options(2)	(56,062)	—	—	—
Forward foreign currency exchange contracts	(602,244)	—	(216,797)	(318,944)

Total	$(947,023)	$(525,530)	$(1,022,629)	$(911,991)

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Net Change in Unrealized Appreciation
From:
Credit Risk:
Credit default swaps	$(91,987)	$—	$(925)	$(4,866)
Equity Risk:
Purchased options(3)	(9,660)	—	—	—
Interest Rate Risk:
Interest rate swaps	95,954	—	134,398	188,343
Inflation swaps	—	—	(8,736)	(8,736)

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Total return swaps	$15,534	$—	$—	$—
Financial futures contracts	(35,761)	—	117,726	(41,456)
Foreign currency exchange risk:
Purchased options(3)	18,659	—	—	—
Forward foreign currency exchange contracts	48,353	—	207,090	209,985

Total	$41,092	$—	$449,553	$343,270

(1)	Not considered to be hedging instruments for accounting disclosure purposes.
(2)	Included in net realized gains/(losses) on investment transactions on Statement of Operations.
(3)	Included in net change in unrealized appreciation/(depreciation) on investment transactions on Statement of Operations.

For the year ended September 30, 2025, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Futures long position (contracts)	32	—	160	111
Futures short position (contracts)	28	—	78	298
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$15,055,420	$—	$10,076,706	$11,596,383
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	7,885,414	—	5,529,837	6,403,365
Forward foreign currency exchange contracts Purchased in non-U.S. dollars (U.S. dollar equivalent)	—	—	5,524,815	7,066,637
Purchased options (Cost $)	59,972	—	—	—
Swaptions Purchased (Cost $)	—	—	14,429	17,871
Written Options (Premium received $)	24,865	—	—	—
Swaptions Written (Premium received $)	—	—	6,949	8,606
Interest rate swaps (Notional
Amount in U.S. Dollars)	—	—	82,166,387	128,919,161
Credit default swaps (Notional Amount in U.S. Dollars)	26,057,544	21,737,500	29,934,500	48,596,000
Total return swaps (Notional Amount in U.S. Dollars)	327,971	—	—	—

NOTES TO FINANCIAL STATEMENTS

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio

NOTES TO FINANCIAL STATEMENTS

Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Emerging Market Debt Fund

	Barclays Bank Plc	Citibank N.A.	Citigroup Global Markets Limited	Morgan Stanley & Co. International plc	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$611	$92,344	$—	$—	$—	$92,955
Swaps	210,596	—	330	213,821	—	424,747

Total Assets	211,207	92,344	330	213,821	—	517,702

Liabilities:
Forward Currency Exchange Contracts	—	100,658	—	—	—	100,658
Swaps	255,784	—	—	168,008	775,601	1,199,393

Total Liabilities	255,784	100,658	—	168,008	775,601	1,300,051

Total Financial and Derivative Net Assets[1]	(44,577)	(8,314)	330	45,813	(775,601)	(782,349)
Total Collateral (Received) Pledged[2]	—	8,314	—	—	775,601	783,915

Net Amount[3]	$(44,577)	$—	$330	$45,813	$—	$1,566

NOTES TO FINANCIAL STATEMENTS

Core Plus Bond Fund

	Citibank N.A.	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$140,141	$—	$140,141
Swaps	—	83,187	83,187

Total Assets	140,141	83,187	223,328

Liabilities:
Forward Currency Exchange Contracts	12,968	—	12,968
Swaps	—	545,161	545,161

Total Liabilities	12,968	545,161	558,129

Total Financial and Derivative Net Assets[1]	127,173	(461,974)	(334,801)
Total Collateral (Received) Pledged[2]	(127,173)	461,974	334,801

Net Amount[3]	$—	$—	$—

Strategic Income Fund

	Citibank N.A.	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$162,113	$—	$162,113
Swaps	—	114,198	114,198

Total Assets	162,113	114,198	276,311

Liabilities:
Forward Currency Exchange Contracts	4,866	—	4,866
Swaps	—	1,163,354	1,163,354

Total Liabilities	4,866	1,163,354	1,168,220

Total Financial and Derivative Net Assets[1]	157,247	(1,049,156)	(891,909)
Total Collateral (Received) Pledged[2]	(157,247)	1,049,156	891,909

Net Amount[3]	$—	$—	$—

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a master netting agreement.

2 Excess of collateral (received) pledged from/to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the affiliated money market fund.

NOTES TO FINANCIAL STATEMENTS

	Value September 30, 2024	Purchases	Sales	Value September 30, 2025	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
Emerging Market Debt Fund	$33,397,607	$67,622,123	$(97,694,790)	$ 3,324,940	$132,599
High Yield Bond Fund	41,624,511	564,746,388	(573,441,275)	32,929,624	1,144,957
Core Plus Bond Fund	2,878,559	150,432,298	(146,612,291)	6,698,566	143,923
Strategic Income Fund	1,422,553	174,582,441	(172,807,421)	3,197,573	207,209

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Permanent differences include reclassification of foreign currency from capital to ordinary, currency treatment for the accrual of certain foreign denominated swaps and early termination on such swaps, and reclassification of foreign currency options from capital to currency.

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.65%
High Yield Bond Fund	0.55%
Core Plus Bond Fund	0.35%
Strategic Income Fund	0.53%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Market Debt Fund	1.04%	0.79%	0.74%
High Yield Bond Fund	0.82%	0.57%	N/A
Core Plus Bond Fund	0.70%	0.45%	0.40%
Strategic Income Fund	0.88%	0.63%	0.58%

This expense limitation agreement is in place until January 31, 2027 and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/23	FYE 9/30/24	FYE 9/30/25	Total
Emerging Market Debt Fund	$283,786	$280,376	$213,019	$777,181
High Yield Bond Fund	837,648	1,207,628	1,503,629	3,548,906
Core Plus Bond Fund	259,043	315,983	253,454	828,479
Strategic Income Fund	254,175	312,892	252,078	819,145

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the period ended September 30, 2025, the amount waived was $5,397, $45,808, $5,546 and $7,928 for the Emerging Market Debt Fund, High Yield Bond Fund, Core Plus Bond Fund and Strategic Income Fund respectively, and is included in expenses waived/reimbursed by Advisory in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS

Emerging Market Debt Fund and High Yield Bond Fund are sub-advised by RBC GAM-UK, a wholly-owned subsidiary of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The table below shows, as of September 30, 2025, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Debt Fund	$130,716,213	1,687	0.0%
High Yield Bond Fund	$900,570,860	57,221	0.1%
Core Plus Bond Fund	$73,602,288	5,796,640	72.7%
Strategic Income Fund	$81,247,620	6,081,354	77.2%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the year ended September 30, 2025, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the year ended September 30, 2025.

NOTES TO FINANCIAL STATEMENTS

For the year ended September 30, 2025, the Distributor received commissions of $6,680 for front-end sales charges of Class A shares of the Funds, of which $3,976 was paid to affiliated broker-dealers.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2025 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Emerging Market Debt Fund	$114,445,951	$102,449,598	$—	$—
High Yield Bond Fund	969,101,118	814,058,112	26,208,884	26,379,064
Core Plus Bond Fund	438,650,392	423,956,161	131,982,824	135,608,635
Strategic Income Fund	532,404,918	510,465,802	19,820,168	25,026,266

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Market Debt Fund		High Yield Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$100	$—	$417,893	$3,934,884
Distributions reinvested	454	1,040	430,619	362,095
Cost of shares redeemed	(3)	(12,046)	(2,027,147)	(1,071,663)

Change in Class A	$551	$(11,006)	$(1,178,635)	$3,225,316

Class I
Proceeds from shares issued	$19,102,501	$17,976,081	$334,834,107	$357,142,335
Distributions reinvested	3,088,506	2,893,077	47,712,185	35,597,925
Cost of shares redeemed	(11,385,690)	(15,361,904)	(216,835,988)	(162,954,470)

Change in Class I	$10,805,317	$5,507,254	$165,710,304	$229,785,790

Class R6
Proceeds from shares issued	$1,845,532	$64,037,979	$—	$—
Distributions reinvested	3,964,612	1,728,478	—	—
Cost of shares redeemed	(5,685,552)	(3,219,833)	—	—

Change in Class R6	$124,592	$62,546,624	$—	$—

Change in net assets resulting from capital transactions	$10,930,460	$68,042,872	$164,531,669	$233,011,106

NOTES TO FINANCIAL STATEMENTS

	Emerging Market Debt Fund		High Yield Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024

SHARE TRANSACTIONS:
Class A
Issued	12	—	42,745	412,462
Reinvested	55	133	44,123	37,896
Redeemed	—	(1,498)	(211,096)	(111,874)

Change in Class A	67	(1,365)	(124,228)	338,484

Class I
Issued	2,263,504	2,233,216	33,844,472	36,895,892
Reinvested	366,773	361,404	4,832,966	3,687,794
Redeemed	(1,337,680)	(1,916,944)	(22,080,539)	(16,847,049)

Change in Class I	1,292,597	677,676	16,596,899	23,736,637

Class R6
Issued	217,317	7,875,980	—	—
Reinvested	467,952	209,321	—	—
Redeemed	(664,369)	(388,948)	—	—

Change in Class R6	20,900	7,696,353	—	—

Change in shares resulting from capital transactions	1,313,564	8,372,664	16,472,671	24,075,121

	Core Plus Bond Fund		Strategic Income Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,222,009	$556,756	$1,700,579	$113,277
Distributions reinvested	268,737	229,699	310,339	413,586
Cost of shares redeemed	(1,405,074)	(1,077)	(928,154)	(32,921)

Change in Class A	$85,672	$785,378	$1,082,764	$493,942

Class I
Proceeds from shares issued	$17,875,469	$8,770,539	$31,669,546	$4,133,563
Distributions reinvested	2,255,701	1,719,221	2,684,143	3,101,514
Cost of shares redeemed	(7,765,129)	(22,305)	(16,519,929)	(2,645,280)

Change in Class I	$12,366,041	$10,467,455	$17,833,760	$4,589,797

Class R6
Proceeds from shares issued	$36,890	$53,480	$164,751	$51,769
Distributions reinvested	517,565	483,858	632,958	855,347

Change in Class R6	$554,455	$537,338	$797,709	$907,116

Change in net assets resulting from capital transactions	$13,006,168	$11,790,171	$19,714,233	$5,990,855

NOTES TO FINANCIAL STATEMENTS

	Core Plus Bond Fund		Strategic Income Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024

SHARE TRANSACTIONS:
Class A
Issued	136,598	62,496	167,928	11,434
Reinvested	29,946	27,000	30,682	42,529
Redeemed	(157,819)	(119)	(92,125)	(3,325)

Change in Class A	8,725	89,377	106,485	50,638

Class I
Issued	1,982,797	977,930	3,128,600	418,834
Reinvested	251,092	201,746	265,231	318,740
Redeemed	(879,664)	(2,480)	(1,637,595)	(266,403)

Change in Class I	1,354,225	1,177,196	1,756,236	471,171

Class R6
Issued	4,150	6,070	16,232	5,293
Reinvested	57,631	56,849	62,571	87,898

Change in Class R6	61,781	62,919	78,803	93,191

Change in shares resulting from capital transactions	1,424,731	1,329,492	1,941,524	615,000

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Debt Fund	$121,242,019	$7,526,054	$(1,503,798)	$6,022,256
High Yield Bond Fund	880,382,079	24,562,474	(5,607,367)	18,955,107
Core Plus Bond Fund	81,114,837	1,245,102	(396,857)	848,245
Strategic Income Fund	76,498,208	1,752,325	(574,973)	1,177,352

NOTES TO FINANCIAL STATEMENTS

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses, significant debt modifications and mark to market on derivatives.

The tax character of distributions during the year ended September 30, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$7,113,173	$51,031	$7,164,204	$7,164,204
High Yield Bond Fund	54,441,065	—	54,441,065	54,441,065
Core Plus Bond Fund	3,057,358	—	3,057,358	3,057,358
Strategic Income Fund	3,636,319	—	3,636,319	3,636,319

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$4,756,322	$—	$4,756,322	$4,756,322
High Yield Bond Fund	42,009,324	—	42,009,324	42,009,324
Core Plus Bond Fund	2,432,778	—	2,432,778	2,432,778
Strategic Income Fund	3,216,783	1,153,664	4,370,447	4,370,447

As of September 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Undistributed ordinary income	$1,160,821	$7,184,467	$938,073	$1,144,253
Undistributed long term gain	—	—	—	—

Accumulated earnings	1,160,821	7,184,467	938,073	1,144,253
Accumulated capital loss carryforwards	(4,629,363)	(17,238,970)	(5,037,686)	—
Unrealized appreciation	5,829,912	18,958,946	1,006,491	1,391,416

Total Accumulated Earnings/(Losses)	$2,361,370	$8,904,443	$(3,093,122)	$2,535,669

As of September 30, 2025, the Emerging Market Debt Fund, the High Yield Bond Fund, and the Core Plus Bond Fund had short-term capital loss carryforwards of $3,359,874, $3,635,373 and $1,896,644 and long-term capital loss carryforwards of $1,269,489, $13,603,597 and $3,141,042 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

As of September 30, 2025, the Emerging Market Debt Fund, and the High Yield Bond Fund had utilized capital loss carryforwards of $4,040,073 and $3,398,660 respectively.

NOTES TO FINANCIAL STATEMENTS

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Market Debt Fund had deferred qualified late-year ordinary losses of $2,546,675 which will be treated as arising on the first business day of the fiscal year ending September 30, 2025.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Fund’s prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of September 30, 2025, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Line of Credit

The Funds are participants in a single uncommitted, unsecured $80,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of June 12, 2026. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $80,000,000 at any particular time. During the year ended September 30, 2025, none of the Funds borrowed under the line of credit.

11. Significant Risks

Shareholder concentration risk:

As of September 30, 2025, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Market Debt Fund	1	18.8%
High Yield Bond Fund	2	50.5%
Core Plus Bond Fund	1	10.8%

In addition, two unaffiliated shareholders owned in aggregate 66.3% of the Emerging Market Debt Fund as of September 30, 2025. Significant transactions by these shareholders may impact the Funds’ performance.

NOTES TO FINANCIAL STATEMENTS

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Credit Spread Risk:

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Currency Risk:

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investment denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force a Fund to exit a foreign currency transaction at a disadvantageous time or price, or result in penalties for the Fund, any of which may result in a loss to the Fund.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements other than as described below.

The RBC Funds Trust filed with the Securities and Exchange Commission a post-effective amendment to its registration statement to create a new share class for High Yield Bond Fund. The new share class, Class R6, is expected to become effective and commence operations on December 15, 2025.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, RBC BlueBay Core Plus Bond Fund, and RBC BlueBay Strategic Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, RBC BlueBay Core Plus Bond Fund, and RBC BlueBay Strategic Income Fund (four of the funds constituting RBC Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

November 20, 2025

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended September 30, 2025, the following Funds had a qualified interest income percentage of:

Qualified Interest Income
Emerging Market Debt Fund	15.76%
High Yield Bond Fund	77.04%
Core Plus Bond Fund	63.26%
Strategic Income Fund	59.28%

For the year ended September 30, 2025, the following Funds had a qualified short term gains percentage of :

Qualified Short-Term Gains
Emerging Market Debt Fund	3.52%
Strategic Income Fund	1.36%

Pursuant to Internal Revenue Code Section 852(b)(3), the Emerging Market Debt Fund reported $51,031, respectively, as long-term capital gain distributions for the year ended September 30, 2025.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2025, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and, for the RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, the services provided by RBC Global Asset Management (UK) Limited (the “Sub-Advisor”), and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the advisory services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered; and their experience with the portfolio management teams over the years. The information included material provided by the Advisor and Sub-Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds vs. funds in the same category and funds in more tailored peer groups. In connection with their deliberations, the independent Trustees had the opportunity to ask questions and request additional information and were advised by and met separately with independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management and investment teams, as well as senior investment professionals from the Sub-Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as their respective Morningstar categories and peer groups, including in the case of the RBC BlueBay Strategic Income Fund and the RBC BlueBay Emerging Market Debt Fund, a custom peer group more aligned with each Fund’s specific investment strategy. The Board noted that each of the RBC BlueBay Core Plus Bond Fund and RBC BlueBay Strategic Income Fund had not yet completed five full years of operations, but for the trailing 1- and 3-year periods, each had outperformed its benchmark. With respect to the RBC BlueBay Core Plus Bond Fund, the Board noted the Fund had outperformed the median performance of its Morningstar category and peer group for the 1- and 3-year periods. With respect to the RBC BlueBay Strategic Income Fund, the Board noted that though the Fund underperformed the median performance of its Morningstar category and custom peer group for the 1-year period, it had outperformed the same measures for the 3-year period. The other two Funds showed performance in the top half of each of their Morningstar categories and peer group or custom peer group for each of the 1-, 3- and 5-year periods, and the RBC BlueBay Emerging Market Debt Fund outperformed its benchmark index for the same periods.

In considering the nature and quality of services provided to the Funds, the Trustees discussed the Sub-Advisor’s strong research, credit, and fundamental analysis capabilities and specialized expertise in the area of emerging market debt instruments and absolute return strategies. The Trustees also considered the extensive portfolio management experience of the Sub-Advisor’s staff as well as the Advisor’s and Sub-Advisor’s operational and compliance structure and systems, and the Advisor’s expertise in coordinating the investment management and related operations of the Funds. The Trustees continued to have confidence in the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, and also reviewed information regarding other client accounts advised or sub-advised by the Advisor and Sub-Advisor with similar investment strategies and the reasons for any differences in fees, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements with the Adviser. The Trustees reviewed profitability data for the Advisor and Sub-Advisor, including year-over-year variances, in order to consider the existence of economies of scale in the provision of services by the advisors which could be shared with the Funds through fee breakpoints or other means. The Trustees also considered information regarding other benefits the Advisor, Sub-Advisor or their affiliates derived from their relationships with the Funds, including soft dollar research.

The Trustees noted that the advisory fees and expense ratios for all four Funds were below the median expense ratios for their respective peer groups and Morningstar categories and appeared to be fair and reasonable in light of the nature and quality of the services provided under all the circumstances and were within the range of what might have been negotiated at arms’ length.

Based upon their review, the Trustees concluded that the nature and quality of the services provided by both the Advisor and Sub-Advisor were of a high quality and it was in the interests of the Funds and their shareholders for the Trustees to approve the renewal of the Agreement and expense limitation agreement for each Fund for an additional year. In arriving at their collective decision to approve the renewal of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended September 30, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-BB AR 09-25

Financial Statements and Other Important Information For the year ended September 30, 2025 RBC SMID Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

September 30, 2025

Shares		Value
Common Stocks — 99.5%
Communication Services — 1.7%
10,877	Nexstar Media Group, Inc.	$2,150,818

Consumer Discretionary — 13.4%
10,450	Burlington Stores, Inc.*	2,659,525
16,440	Cava Group, Inc.*	993,140
9,620	Dorman Products, Inc.*	1,499,566
36,490	G-III Apparel Group Ltd.*	970,999
8,766	Installed Building Products, Inc.	2,162,222
10,408	LCI Industries	969,505
45,800	Life Time Group Holdings, Inc.*	1,264,080
25,540	Ollie’s Bargain Outlet Holdings, Inc.*	3,279,336
18,270	Planet Fitness, Inc., Class A*	1,896,426
9,240	Texas Roadhouse, Inc.	1,535,226

		17,230,025

Consumer Staples — 4.8%
4,995	Casey’s General Stores, Inc.	2,823,773
13,340	Freshpet, Inc.*	735,167
24,961	Performance Food Group Co.*	2,596,943

		6,155,883

Energy — 3.2%
102,960	TechnipFMC Plc	4,061,772

Financials — 9.2%
40,120	Baldwin Insurance Group, Inc. (The)*	1,131,785
11,636	FirstCash Holdings, Inc.	1,843,375
8,572	Jack Henry & Associates, Inc.	1,276,628
4,397	Kinsale Capital Group, Inc.	1,869,868
12,250	Shift4 Payments, Inc., Class A*	948,150
24,550	Stifel Financial Corp.	2,785,689
11,913	WEX, Inc.*	1,876,655

		11,732,150

Health Care — 21.4%
98,800	ADMA Biologics, Inc.*	1,448,408
156,150	Alphatec Holdings, Inc.*	2,270,421
23,501	Azenta, Inc.*	674,949
30,310	Bio-Techne Corp.	1,686,145
68,960	Certara, Inc.*	842,691
7,110	Charles River Laboratories International, Inc.*	1,112,431
35,467	Haemonetics Corp.*	1,728,662
15,644	HealthEquity, Inc.*	1,482,582
25,590	Integer Holdings Corp.*	2,644,215
4,640	Medpace Holdings, Inc.*	2,385,702
33,798	Merit Medical Systems, Inc.*	2,813,007

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

September 30, 2025

Shares		Value
25,800	RadNet, Inc.*	$1,966,218
11,760	Repligen Corp.*	1,571,959
80,810	Stevanato Group SpA	2,080,857
5,260	UFP Technologies, Inc.*	1,049,896
55,640	Vericel Corp.*	1,750,991

		27,509,134

Industrials — 24.5%
10,510	AGCO Corp.	1,125,306
6,893	Applied Industrial Technologies, Inc.	1,799,418
4,660	CACI International, Inc., Class A*	2,324,315
18,250	CBIZ, Inc.*	966,520
3,350	CSW Industrials, Inc.	813,212
3,730	Dycom Industries, Inc.*	1,088,265
9,320	EnPro Industries, Inc.	2,106,320
8,950	Esab Corp.	1,000,073
60,435	ExlService Holdings, Inc.*	2,660,953
31,550	GXO Logistics, Inc.*	1,668,679
15,202	ICF International, Inc.	1,410,746
14,850	JBT Marel Corp.	2,085,682
5,847	Landstar System, Inc.	716,608
36,154	Mercury Systems, Inc.*	2,798,320
10,210	Paylocity Holding Corp.*	1,626,147
6,090	RBC Bearings, Inc.*	2,376,866
64,170	Tetra Tech, Inc.	2,141,995
10,519	Woodward, Inc.	2,658,256

		31,367,681

Information Technology — 17.1%
70,660	Alkami Technology, Inc.*	1,755,194
5,580	Appfolio, Inc., Class A*	1,538,183
8,493	Badger Meter, Inc.	1,516,680
52,470	Cellebrite DI Ltd.*	972,269
61,110	Clearwater Analytics Holdings, Inc., Class A*	1,101,202
28,169	Diodes, Inc.*	1,498,872
33,650	Dynatrace, Inc.*	1,630,343
15,808	ePlus, Inc.	1,122,526
4,758	Littelfuse, Inc.	1,232,370
8,053	Manhattan Associates, Inc.*	1,650,704
9,826	Novanta, Inc.*	984,074
16,070	Onto Innovation, Inc.*	2,076,565
4,250	OSI Systems, Inc.*	1,059,270
22,480	Sapiens International Corp. NV	966,640
11,860	Silicon Laboratories, Inc.*	1,555,202
12,802	SPS Commerce, Inc.*	1,333,200

		21,993,294

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

September 30, 2025

Shares		Value
Materials — 3.1%
12,395	AptarGroup, Inc.	$1,656,716
8,038	Balchem Corp.	1,206,182
6,130	Hawkins, Inc.	1,120,074

		3,982,972

Real Estate — 1.1%
11,994	Lamar Advertising Co., REIT, Class A	1,468,306

Total Common Stocks		127,652,035

(Cost $107,245,761)

Investment Company — 0.9%
1,168,249	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	1,168,249

Total Investment Company		1,168,249

(Cost $1,168,249)

Total Investments		$128,820,284
(Cost $108,414,010)(b) — 100.4%

Liabilities in excess of other assets — (0.4)%		(531,256)

NET ASSETS — 100.0%		$128,289,028

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedule of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2025

RBC SMID Cap Growth Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $107,245,761)	$127,652,035
Affiliated investments (cost $1,168,249)	1,168,249
Interest and dividend receivable	8,824
Receivable from advisor	279
Receivable for capital shares issued	29,772
Prepaid expenses and other assets	44,368

Total Assets	128,903,527

Liabilities:
Payable for capital shares redeemed	341,482
Accrued expenses and other payables:
Investment advisory fees	77,685
Accounting fees	13,133
Audit fees	43,218
Professional fees	5,075
Trustees’ fees	366
Distribution fees	84,374
Shareholder reports	22,019
Transfer agent fees	18,780
Other	8,367

Total Liabilities	614,499

Net Assets	$128,289,028

Net Assets Consists of:
Capital	$100,578,794
Accumulated earnings	27,710,234

Net Assets	$128,289,028

4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

September 30, 2025

RBC SMID Cap Growth Fund
Net Assets
Class A	$17,830,067
Class I	92,729,432
Class R6	17,729,529

Total	$128,289,028

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,464,897
Class I	5,953,152
Class R6	1,130,516

Total	8,548,565

Net Asset Values and Redemption Prices Per Share:
Class A	$12.17

Class I	$15.58

Class R6	$15.68

Maximum Offering Price Per Share:
Class A	$12.91

Maximum Sales Charge - Class A	5.75%

See Notes to the Financial Statements.

5

FINANCIAL STATEMENTS

Statement of Operations

For the Year Ended September 30, 2025
RBC SMID Cap Growth Fund
Investment Income:
Dividend income - unaffiliated	$714,316
Dividend income - affiliated	103,318
Foreign tax withholding	(10,611)

Total Investment Income	807,023
Expenses:
Investment advisory fees	1,058,956
Distribution fees–Class A	52,967
Accounting fees	37,293
Audit fees	44,168
Custodian fees	5,620
Insurance fees	3,397
Legal fees	4,228
Registrations and filing fees	38,755
Shareholder reports	58,019
Transfer agent fees–Class A	29,953
Transfer agent fees–Class I	160,984
Transfer agent fees–Class R6	3,720
Trustees’ fees and expenses	8,754
Tax expense	5,476
Other fees	6,269

Total expenses before fee waiver/reimbursement	1,518,559
Expenses waived/reimbursed by:
Advisor	(237,463)

Net expenses	1,281,096

Net Investment Loss	(474,073)

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	8,302,847
Foreign currency transactions	(35)

Net realized gains	8,302,812
Net change in unrealized depreciation on investments	(18,392,885)

Net realized/unrealized losses	(10,090,073)

Change in net assets resulting from operations	$(10,564,146)

See Notes to the Financial Statements.

6

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment loss	$(474,073)	$(286,031)
Net realized gains from investments and foreign currency	8,302,812	2,017,216
Net change in unrealized appreciation/(depreciation) on investments	(18,392,885)	24,836,113

Change in net assets resulting from operations	(10,564,146)	26,567,298

Distributions to Shareholders:
Class A	(386,624)	(447,576)
Class I	(1,642,883)	(2,119,764)
Class R6	(206,824)	(226,162)

Change in net assets resulting from shareholder distributions	(2,236,331)	(2,793,502)

Capital Transactions: (Note 6)
Proceeds from shares issued	28,055,569	75,236,314
Distributions reinvested	2,038,815	2,541,901
Cost of shares redeemed	(59,385,918)	(41,051,712)

Change in net assets resulting from capital transactions	(29,291,534)	36,726,503

Net increase/(decrease) in net assets	(42,092,011)	60,500,299
Net Assets:
Beginning of year	170,381,039	109,880,740

End of year	$128,289,028	$170,381,039

Share Transactions:
Issued	1,818,173	5,100,798
Reinvested	132,851	176,804
Redeemed	(3,997,109)	(2,694,988)

Change in shares resulting from capital transactions	(2,046,085)	2,582,614

See Notes to the Financial Statements.

7

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/25	$13.13	(0.07)	(0.68)	—	(0.75)	—	(0.21)	(0.21)	$12.17
Year Ended 9/30/24	11.21	(0.05)	2.28	—	2.23	—	(0.31)	(0.31)	13.13
Year Ended 9/30/23	10.77	(0.04)	1.52	—	1.48	—	(1.04)	(1.04)	11.21
Year Ended 9/30/22	16.98	(0.07)	(1.90)	—	(1.97)	—	(4.24)	(4.24)	10.77
Year Ended 9/30/21	12.60	(0.09)	4.93	—(b)	4.84	—	(0.46)	(0.46)	16.98
Class I
Year Ended 9/30/25	$16.71	(0.04)	(0.88)	—	(0.92)	—	(0.21)	(0.21)	$15.58
Year Ended 9/30/24	14.14	(0.03)	2.91	—	2.88	—	(0.31)	(0.31)	16.71
Year Ended 9/30/23	13.31	(0.02)	1.89	—	1.87	—	(1.04)	(1.04)	14.14
Year Ended 9/30/22	19.98	(0.04)	(2.39)	—	(2.43)	—	(4.24)	(4.24)	13.31
Year Ended 9/30/21	14.73	(0.05)	5.76	—(b)	5.71	—	(0.46)	(0.46)	19.98
Class R6
Year Ended 9/30/25	$16.81	(0.04)	(0.88)	—	(0.92)	—	(0.21)	(0.21)	$15.68
Year Ended 9/30/24	14.22	(0.02)	2.92	—	2.90	—	(0.31)	(0.31)	16.81
Year Ended 9/30/23	13.38	(0.02)	1.90	—	1.88	—	(1.04)	(1.04)	14.22
Year Ended 9/30/22	20.04	(0.04)	(2.38)	—	(2.42)	—	(4.24)	(4.24)	13.38
Year Ended 9/30/21	14.76	(0.05)	5.79	—	5.74	—	(0.46)	(0.46)	20.04

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

8

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/25	(5.75)%	$ 17,830	1.07%	(0.53)%	1.23%	23%
Year Ended 9/30/24	20.21%	24,706	1.07%	(0.41)%	1.28%	16%
Year Ended 9/30/23	14.23%	13,321	1.07%	(0.38)%	1.25%	19%
Year Ended 9/30/22	(16.50)%	11,259	1.07%	(0.52)%	1.27%	25%
Year Ended 9/30/21	38.95%	14,318	1.07%	(0.54)%	1.26%	28%	(c)
Class I
Year Ended 9/30/25	(5.53)%	$92,729	0.82%	(0.28)%	0.98%	23%
Year Ended 9/30/24	20.62%	128,958	0.82%	(0.16)%	1.04%	16%
Year Ended 9/30/23	14.45%	87,116	0.82%	(0.13)%	1.05%	19%
Year Ended 9/30/22	(16.30)%	66,994	0.82%	(0.27)%	1.04%	25%
Year Ended 9/30/21	39.23%	81,239	0.82%	(0.29)%	0.99%	28%	(c)
Class R6
Year Ended 9/30/25	(5.50)%	$ 17,730	0.77%	(0.23)%	0.86%	23%
Year Ended 9/30/24	20.65%	16,717	0.77%	(0.11)%	0.93%	16%
Year Ended 9/30/23	14.54%	9,443	0.77%	(0.14)%	0.98%	19%
Year Ended 9/30/22	(16.24)%	17	0.77%	(0.23)%	18.45%	25%
Year Ended 9/30/21	39.36%	21	0.77%	(0.25)%	19.28%	28%	(c)

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Portfolio turnover rate excludes in-kind transactions.

See Notes to the Financial Statements.

9

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 17 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the RBC SMID Cap Growth Fund (“Fund”).

The SMID Cap Growth Fund offers three share classes: Class A, Class R6 and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10

NOTES TO FINANCIAL STATEMENTS

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of the Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Fund.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Fund utilizes fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Advisor or persons acting at their

11

NOTES TO FINANCIAL STATEMENTS

direction would accurately reflect the price that the Fund could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Fund discloses the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

12

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of September 30, 2025 is as follows:

Fund	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets:
Investments in Securities
SMID Cap Growth Fund	$128,820,284	(a)	$—	$—	$128,820,284

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

Affiliated Investments:

The Fund invests in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Fund from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Fund in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value September 30, 2024	Purchases	Sales	Value September 30, 2025	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
SMID Cap Growth Fund	$3,868,926	$33,589,609	$(36,290,286)	$1,168,249	$103,318

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Realized gains and losses from investment transactions and the net change in unrealized appreciation/(depreciation) relating to movements in foreign currency exchange rates are reported as realized gains and losses on foreign currency transactions and net change in unrealized appreciation/(depreciation) on foreign currency, respectively, in the Statement of Operations.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

NOTES TO FINANCIAL STATEMENTS

Real Estate Investment Trusts:

The Fund may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for the Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions, basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

	Increase/(Decrease) Paid in Capital	Increase/(Decrease) Accumulated Earnings
SMID Cap Growth Fund	$(380,514)	$380,514

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Fund to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%

This expense limitation agreement is in place until January 31, 2027, and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. At September 30, 2025, the amount subject to possible recoupment under the expense limitation agreement was $233,380.

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

14

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of the Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the year ended September 30, 2025, the amount waived was $4,083 for the SMID Cap Growth Fund, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Fund, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administrative services fee. BNY Mellon receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The table below shows, as of September 30, 2025, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investments in the Fund.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$128,289,028	32,010	0.4%

4. Fund Distribution:

The Fund has adopted a Master Distribution (12b-1) Plan (the “Plan”) with respect to Class A, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the year ended September 30, 2025, there were no fees waived by the Distributor.

15

NOTES TO FINANCIAL STATEMENTS

The Distributor did not receive any CDSC fees from Class A shares of the Fund during the year ended September 30, 2025.

For the year ended September 30, 2025, the Distributor received commissions of $8,584 from front-end sales charges of Class A shares of the Fund, of which $5,273 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2025 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$33,635,243	$63,162,501

Within the guidelines established by the Fund to always seek best execution when entering into portfolio transactions, the Fund participated in a “commission recapture” program until January 13, 2023, under which brokerage transactions were directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program were reimbursed to the Fund and recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Fund are summarized below:

	SMID Cap Growth Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$956,528	$11,369,599
Distributions reinvested	376,194	428,649
Cost of shares redeemed	(6,373,729)	(3,673,101)

Change in Class A	$(5,041,007)	$8,125,147

Class I
Proceeds from shares issued	$22,796,860	$57,763,050
Distributions reinvested	1,633,316	2,108,984
Cost of shares redeemed	(50,635,329)	(36,418,956)

Change in Class I	$(26,205,153)	$23,453,078

Class R6
Proceeds from shares issued	$4,302,181	$6,103,665
Distributions reinvested	29,305	4,268
Cost of shares redeemed	(2,376,860)	(959,655)

Change in Class R6	$1,954,626	$5,148,278

Change in net assets resulting from capital transactions	$(29,291,534)	$36,726,503

16

NOTES TO FINANCIAL STATEMENTS

	SMID Cap Growth Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
SHARE TRANSACTIONS:
Class A
Issued	75,521	955,741
Reinvested	29,786	36,203
Redeemed	(521,493)	(299,344)

Change in Class A	(416,186)	692,600

Class I
Issued	1,461,595	3,753,804
Reinvested	101,260	140,318
Redeemed	(3,328,773)	(2,334,637)

Change in Class I	(1,765,918)	1,559,485

Class R6
Issued	281,057	391,253
Reinvested	1,805	283
Redeemed	(146,843)	(61,007)

Change in Class R6	136,019	330,529

Change in shares resulting from capital transactions	(2,046,085)	2,582,614

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$108,774,597	$31,227,056	$(11,181,369)	$20,045,687

17

NOTES TO FINANCIAL STATEMENTS

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) mark to market adjustment, and cumulative partnership basis adjustment.

The tax character of distributions during the year ended September 30, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$2,236,331	$2,236,331	$2,236,331

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$2,793,502	$2,793,502	$2,793,502

As of September 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

SMID Cap Growth Fund
Undistributed long term gain	$7,988,755

Accumulated earnings	7,988,755
Unrealized appreciation	20,045,687

Total Accumulated Earnings	$28,034,442

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund had deferred qualified late-year ordinary losses of $324,208 which will be treated as arising on the first business day of the fiscal year ending September 30, 2025.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, the Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Fund’s prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

18

NOTES TO FINANCIAL STATEMENTS

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM-US directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM-US has a fiduciary duty to the shareholders of the Fund to seek the best execution for all of the Fund’s securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the year ended September 30, 2025, the Fund used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Line of Credit

The Fund is a participant in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Fund’s custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 25, 2026. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2025.There were no borrowings made by the Fund under the line of credit during the year ended September 30, 2025.

11. Significant Risks

Shareholder concentration risk:

As of September 30, 2025, the Fund had broker-dealer omnibus accounts which each owned more than 10% of the Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
SMID Cap Growth Fund	2	73.7%

Significant transactions by these shareholders may impact the Fund’s performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

19

NOTES TO FINANCIAL STATEMENTS

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of September 30, 2025, none of the Fund’s investments were in violation of such sanctions.

Industry and sector focus risk

At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC SMID Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of RBC SMID Cap Growth Fund (one of the funds constituting RBC Funds Trust, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

November 20, 2025

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

21

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to report the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

There were no qualified short term gains held during the year ended September 30, 2025.

Pursuant to Internal Revenue Code Section 852(b)(3), SMID Cap Growth Fund reported $2,236,331, as long-term capital gain distributions for the year ended September 30, 2025.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

22

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreement

In September 2025, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Fund, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement (“Agreement”) with the Advisor for the Fund for an additional year.

As part of their review, the Trustees requested and considered information regarding the advisory services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Fund; and the Fund’s performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewal and a regular meeting at which the proposed renewal was considered; and their experience with the management and portfolio management team over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Fund vs. funds in the same category and funds in a more tailored peer group. In connection with their deliberations, the independent Trustees had the opportunity to ask questions and request additional information and were advised by and met separately with independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss the information and the Advisor’s ongoing management of the Fund. The Trustees reviewed the nature and quality of the services provided to the Fund by the Advisor, including information as to the Fund’s performance relative to appropriate index benchmarks as well as its Morningstar category and custom peer group designed to align more closely with the Fund’s specific investment strategy. The Board noted that the performance of the Fund was more favorable over the long term with the Fund outperforming the median performance of its Morningstar category and custom peer group, as well as its benchmark index, for the 5-year period, though it trailed those measures for the 1- and 3-year periods.

The Trustees recognized the strong research and fundamental analysis capabilities and extensive experience of the Advisor’s investment team, noting the team’s consistent implementation of the fundamental long-term conservative growth strategy used for the Fund. The Trustees also noted the Advisor’s implementation of portfolio engineering resources to complement the investment team and enhance the Fund’s investment strategy, as well as the Advisor’s effective trading, operational, and compliance structure and systems.

The Trustees reviewed advisory fee and expense information for the Fund compared to similarly situated funds. The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through an expense limitation agreement with the Adviser. The Trustees noted that advisory fee and expense ratio were competitive and, in particular, that the Fund’s net expenses were lower than the median of its Morningstar category and peer group.

The Trustees also reviewed and discussed reports from the Advisor regarding its management of other client accounts with similar strategies, including the advisory fees paid and the reasons for differences in fees, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. The Trustees reviewed profitability data for the Advisor, including year-over-year variances, in order to consider the existence of economies of scale in the provision of services by the Advisor which could be shared with the Fund through fee breakpoints or other means. The Trustees also considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Fund, including soft dollar research. The Board also noted that the Advisor does not receive any additional fee for providing administrative services to the Fund.

23

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Based upon their review, the Trustees determined that the advisory fee payable to the Advisor was fair and reasonable in light of the nature and quality of services provided under all of the circumstances and was within the range of what might have been negotiated at arms’ length. The Trustees concluded that it was in the interests of the Fund and its shareholders to approve the continuation of the Agreement and the expense limitation agreement for the Fund for an additional year. In arriving at their collective decision to approve the renewals, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

24

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended September 30, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC® -certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-EQ AR 09-25

RBC Global Asset Management Financial Statements and Other Important Information For the year ended September 30, 2025 RBC BlueBay U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund

September 30, 2025

Principal Amount		Value
U.S. Treasury Obligations — 24.0%
U.S. Treasury Bills — 12.2%
$125,000,000	U.S. Treasury Bill- When Issued, 3.92%, 1/6/26(a)	$ 123,696,226
125,000,000	U.S. Treasury Bill- When Issued, 3.94%, 3/5/26(a)	122,918,802
125,000,000	U.S. Treasury Bill- When Issued, 3.95%, 2/26/26(a)	123,008,167
125,000,000	U.S. Treasury Bill- When Issued, 4.00%, 3/19/26(a)	122,740,212
125,000,000	U.S. Treasury Bill- When Issued, 4.00%, 4/16/26(a)	122,367,519
225,000,000	U.S. Treasury Bill- When Issued, 4.17%, 11/4/25(a)	224,122,015
125,000,000	U.S. Treasury Bill- When Issued, 4.18%, 1/2/26(a)	123,676,849
100,000,000	U.S. Treasury Bill- When Issued, 4.21%, 12/4/25(a)	99,266,987
150,000,000	U.S. Treasury Bill- When Issued, 4.23%, 1/8/26(a)	148,291,838
100,000,000	U.S. Treasury Bill- When Issued, 4.28%, 10/21/25(a)	99,764,889
100,000,000	U.S. Treasury Bill- When Issued, 4.28%, 11/18/25(a)	99,436,267
100,000,000	U.S. Treasury Bill- When Issued, 4.29%, 10/16/25(a)	99,823,083
200,000,000	U.S. Treasury Bill- When Issued, 4.29%, 11/12/25(a)	199,013,583
100,000,000	U.S. Treasury Bill- When Issued, 4.29%, 11/25/25(a)	99,354,132
250,000,000	U.S. Treasury Bill- When Issued, 4.30%, 10/9/25(a)	249,763,750
100,000,000	U.S. Treasury Bill- When Issued, 4.30%, 10/23/25(a)	99,740,094
100,000,000	U.S. Treasury Bill- When Issued, 4.30%, 10/30/25(a)	99,657,558

		2,256,641,971

U.S. Treasury Floating Rate Notes — 1.6%
300,000,000	(3 mo. U.S. Treasury Money Market Yield + 0.159%), 4.06%, 7/31/27(b)	299,830,885

U.S. Treasury Notes — 10.2%
100,000,000	0.25%, 10/31/25	99,688,558
50,000,000	0.50%, 2/28/26	49,270,097
100,000,000	0.75%, 3/31/26	98,381,235
100,000,000	0.75%, 4/30/26	98,037,926
50,000,000	0.88%, 6/30/26	48,802,656
60,000,000	1.63%, 5/15/26	59,057,897
50,000,000	1.88%, 7/31/26	49,156,513
125,000,000	3.63%, 5/15/26	124,693,531
100,000,000	3.75%, 4/15/26	99,844,737
200,000,000	3.75%, 8/31/26	199,857,566
100,000,000	4.00%, 2/15/26	99,957,951
100,000,000	4.13%, 6/15/26	99,984,421
100,000,000	4.25%, 1/31/26	100,040,845
100,000,000	4.38%, 7/31/26	100,317,168
50,000,000	4.38%, 8/15/26	50,116,072
100,000,000	4.63%, 2/28/26	100,187,192
100,000,000	4.63%, 6/30/26	100,332,671
100,000,000	4.63%, 9/15/26	100,669,746

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2025

Principal Amount		Value
$100,000,000	4.88%, 4/30/26	$100,482,907
100,000,000	4.88%, 5/31/26	100,548,872

		1,879,428,561

Total U.S. Treasury Obligations		4,435,901,417

(Cost $4,435,901,417)

U.S. Government Agency Obligations — 22.9%
Fannie Mae — 1.6%
48,000,000	(SOFR RATE + 0.120%), 4.25%, 7/29/26(b)	48,000,000
124,000,000	(SOFR RATE + 0.135%), 4.27%, 8/21/26(b)	124,000,000
68,000,000	(SOFR RATE + 0.140%), 4.27%, 9/11/26(b)	68,000,000
33,000,000	(SOFR RATE + 0.140%), 4.27%, 12/11/26(b)	33,000,000

		273,000,000

Federal Farm Credit — 4.1%
20,000,000	(SOFR RATE + 0.080%), 4.21%, 3/11/27(b)	20,000,000
25,000,000	(SOFR RATE + 0.100%), 4.23%, 6/29/27(b)	25,000,000
50,000,000	(SOFR RATE + 0.120%), 4.25%, 8/4/27(b)	50,000,000
40,000,000	(SOFR RATE + 0.120%), 4.25%, 8/11/27(b)	40,000,000
100,000,000	(SOFR RATE + 0.125%), 4.26%, 4/16/27(b)	100,000,000
75,000,000	(SOFR RATE + 0.130%), 4.26%, 4/23/27(b)	75,000,000
100,000,000	(SOFR RATE + 0.135%), 4.27%, 8/19/26(b)	100,000,000
37,000,000	(SOFR RATE + 0.140%), 4.27%, 9/3/26(b)	37,000,000
30,000,000	(SOFR RATE + 0.140%), 4.27%, 9/4/26(b)	30,000,000
10,000,000	(SOFR RATE + 0.140%), 4.27%, 9/9/26(b)	10,000,000
40,000,000	(SOFR RATE + 0.140%), 4.27%, 9/25/26(b)	40,000,000
60,000,000	(SOFR RATE + 0.140%), 4.27%, 12/30/26(b)	60,000,000
30,000,000	(SOFR RATE + 0.160%), 4.29%, 10/6/25(b)	30,000,000
25,000,000	(SOFR RATE + 0.160%), 4.29%, 10/17/25(b)	25,000,000
15,000,000	(SOFR RATE + 0.160%), 4.29%, 10/27/25(b)	15,000,000
25,000,000	(SOFR RATE + 0.160%), 4.29%, 11/3/25(b)	25,000,000
50,000,000	(SOFR RATE + 0.240%), 4.37%, 7/19/27(b)	50,108,603
10,000,000	(SOFR RATE + 0.270%), 4.40%, 11/24/26(b)	10,012,989

		742,121,592

Federal Home Loan Bank Discount Notes — 4.8%
100,000,000	3.68%, 7/17/26(a)	97,134,083
200,000,000	3.86%, 1/21/26(a)	197,629,333
100,000,000	3.98%, 3/3/26(a)	98,342,500
125,000,000	4.01%, 1/2/26(a)	123,721,250
100,000,000	4.26%, 10/3/25(a)	99,976,556
175,000,000	4.30%, 10/10/25(a)	174,813,756
100,000,000	4.30%, 10/31/25(a)	99,645,583

		891,263,061

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2025

Principal Amount		Value
Federal Home Loan Banks — 7.0%
$150,000,000	3.82%, 4/9/26	$149,998,796
100,000,000	(SOFR RATE + 0.010%), 4.17%, 11/19/25(b)	100,000,000
125,000,000	(SOFR RATE + 0.025%), 4.19%, 2/17/26(b)	125,000,000
100,000,000	(SOFR RATE + 0.080%), 4.21%, 3/5/27(b)	100,000,000
100,000,000	(SOFR RATE + 0.055%), 4.22%, 12/18/26(b)	100,000,000
50,000,000	(SOFR RATE + 0.100%), 4.23%, 10/23/26(b)	50,000,000
100,000,000	(SOFR RATE + 0.100%), 4.23%, 6/30/27(b)	100,000,000
100,000,000	(SOFR RATE + 0.110%), 4.24%, 7/15/27(b)	100,000,000
50,000,000	(SOFR RATE + 0.130%), 4.26%, 2/13/26(b)	50,000,000
100,000,000	(SOFR RATE + 0.135%), 4.27%, 1/6/27(b)	100,104,271
200,000,000	(SOFR RATE + 0.145%), 4.28%, 9/25/26(b)	200,000,000
50,000,000	(SOFR RATE + 0.160%), 4.29%, 10/20/25(b)	50,000,000
50,000,000	(SOFR RATE + 0.160%), 4.29%, 10/20/25(b)	50,000,000

		1,275,103,067

Freddie Mac — 2.1%
50,000,000	(SOFR RATE + 0.095%), MTN, 4.23%, 6/16/27(b)	49,990,672
100,000,000	(SOFR RATE + 0.120%), MTN, 4.25%, 8/11/27(b)	100,000,000
100,000,000	(SOFR RATE + 0.125%), MTN, 4.26%, 8/25/27(b)	100,000,000
100,000,000	(SOFR RATE + 0.130%), 4.26%, 9/2/27(b)	100,000,000
63,000,000	(SOFR RATE + 0.140%), 4.27%, 9/4/26(b)	63,000,000

		412,990,672

U.S. International Development Finance Corp. — 3.3%
5,106,439	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 6/20/27(b)	5,106,439
3,033,335	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 6/20/27(b)	3,033,335
2,625,001	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 6/20/27(b)	2,625,001
1,621,668	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 6/20/27(b)	1,621,668
1,166,668	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 6/20/27(b)	1,166,668
5,642,856	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 9/20/27(b)	5,642,856
2,223,333	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 6/15/28(b)	2,223,333
10,562,264	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 1/15/30(b)	10,562,264
41,008,332	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 9/20/32(b)	41,008,332
5,200,940	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 6/15/34(b)	5,200,940
22,563,184	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 7/7/40(b)	22,563,184
21,596,190	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 7/7/40(b)	21,596,190
12,087,420	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 7/7/40(b)	12,087,420
11,885,963	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 7/7/40(b)	11,885,963
8,457,165	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 7/7/40(b)	8,457,165
5,499,583	(US Treasury Bill Yield 3-Month + 0.000%), 3.90%, 7/7/40(b)	5,499,583
3,333,333	(US Treasury Bill Yield 3-Month + 0.000%), 3.91%, 6/15/28(b)	3,333,333
3,626,226	(US Treasury Bill Yield 3-Month + 0.000%), 3.91%, 7/7/40(b),(c)	3,626,226
1,890,002	(US Treasury Bill Yield 3-Month + 0.000%), 3.92%, 6/20/27(b)	1,890,002
1,540,001	(US Treasury Bill Yield 3-Month + 0.000%), 3.92%, 6/20/27(b)	1,540,001
7,732,301	(US Treasury Bill Yield 3-Month + 0.000%), 3.92%, 6/15/34(b)	7,732,301
33,490,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.09%, 8/16/27(a)	33,655,136
4,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.18%, 4/23/26(a)	4,582,970
9,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.20%, 7/1/26(a)	9,600,649
19,750,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.23%, 7/24/26(a)	19,908,075

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2025

Principal Amount		Value
$12,360,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.25%, 7/17/26(a)	$12,469,488
15,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.26%, 7/17/26(a)	15,133,193
10,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.33%, 6/21/26(a)	10,118,490
4,862,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.33%, 5/15/30(b)	4,862,000
5,448,718	(US Treasury Bill Yield 3-Month + 0.000%), 4.33%, 10/15/32(b)	5,448,718
3,141,026	(US Treasury Bill Yield 3-Month + 0.000%), 4.33%, 11/15/33(b)	3,141,026
6,730,822	(US Treasury Bill Yield 3-Month + 0.000%), 4.33%, 6/15/34(b)	6,730,822
2,640,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 9/15/26(b)	2,640,000
1,711,539	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 12/15/26(b)	1,711,539
21,547,307	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 6/20/28(b)	21,547,307
4,875,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 11/15/28(b)	4,875,000
7,920,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 8/15/29(b)	7,920,000
4,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 8/15/29(b)	4,000,000
28,350,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 3/15/30(b)	28,350,000
7,583,333	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 10/15/30(b)	7,583,334
2,452,986	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 12/15/33(b)	2,452,986
1,229,440	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 1/20/35(b)	1,229,440
4,520,320	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 3/30/37(b)	4,520,320
13,110,795	(US Treasury Bill Yield 3-Month + 0.000%), 4.36%, 11/20/37(b)	13,110,795
1,666,667	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 9/15/26(b)	1,666,667
8,749,998	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 1/20/27(b)	8,749,998
18,441,600	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 1/20/35(b)	18,441,600
14,676,440	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 1/20/35(b)	14,676,440
14,292,240	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 1/20/35(b)	14,292,240
13,831,200	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 1/20/35(b)	13,831,200
10,757,600	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 1/20/35(b)	10,757,583
6,454,560	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 1/20/35(b)	6,454,560
6,070,360	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 1/20/35(b)	6,070,360
3,842,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 1/20/35(b)	3,842,000
19,495,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 4/20/35(b)	19,495,000
16,219,840	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 4/20/35(b)	16,219,840
16,063,880	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 4/20/35(b)	16,063,880
12,086,900	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 4/20/35(b)	12,086,900
11,852,960	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 4/20/35(b)	11,852,960
7,330,120	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 4/20/35(b)	7,330,120
6,784,260	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 4/20/35(b)	6,784,260
6,394,360	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 4/20/35(b)	6,394,360
5,692,540	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 4/20/35(b)	5,692,540
3,899,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.40%, 4/20/35(b)	3,899,000
7,150,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/17/26(a)	7,379,065
4,300,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.55%, 1/17/26(a)	4,437,759
8,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.59%, 1/24/26(a)	8,767,226
2,700,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.78%, 11/26/25(a)	2,809,488

		631,988,538

Total U.S. Government Agency Obligations		4,226,466,930

(Cost $4,226,466,930)

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2025

Principal Amount		Value

Repurchase Agreements — 52.2%
$600,000,000	Bank of America, National Association, dated 9/30/25; due 10/1/25 at 4.20% with maturity value of $600,070,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/29 to 10/1/55 at rates ranging from 1.50% to 7.50%, aggregate original par and fair value of $858,558,081 and $612,000,000, respectively)	$600,000,000
250,000,000	Bank of America, National Association, dated 9/30/25; due 10/1/25 at 4.15% with maturity value of $250,028,819 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/25 to 8/15/46 at rates ranging from 0.00% to 4.38%, aggregate original par and fair value of $290,635,700 and $255,000,032, respectively)	250,000,000
170,000,000	Bank of America, National Association, dated 9/30/25; due 10/1/25 at 4.19% with maturity value of $170,019,786 (fully collateralized by U.S. Treasury security with maturity date of 1/15/28 at a rate 4.25%, original par and fair value of $169,658,600 and $173,400,024, respectively)	170,000,000
100,000,000	Bank of America, National Association, dated 9/30/25; due 10/1/25 at 4.14% with maturity value of $100,011,500 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/26 to 5/15/53 at rates ranging from 0.00% to 3.75%, aggregate original par and fair value of $183,608,764 and $102,000,000, respectively)	100,000,000

	Total Value of Bank of America, National Association, (collateral value of $ 1,142,400,056)	1,120,000,000

700,000,000	Bank of Montreal, dated 9/30/25; due 10/1/25 at 4.19% with maturity value of $700,081,472 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 10/7/25 to 12/18/25 at a rate 0.00%, aggregate original par and fair value of $716,326,500 and $714,000,001, respectively)	700,000,000
500,000,000	Bank of Montreal, dated 9/30/25; due 10/1/25 at 4.14% with maturity value of $500,057,500 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/25 to 2/15/48 at rates ranging from 0.00% to 4.25%, aggregate original par and fair value of $860,434,009 and $510,000,092, respectively)	500,000,000

	Total Value of Bank of Montreal, (collateral value of $ 1,224,000,093)	1,200,000,000

100,000,000	Barclays Bank Plc, dated 9/30/25; due 10/1/25 at 4.20% with maturity value of $100,011,667 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/31/28 to 8/15/31 at a rate 1.25%, aggregate original par and fair value of $113,392,500 and $102,000,083, respectively)	100,000,000

	Total Value of Barclays Bank Plc, (collateral value of $ 102,000,083)	100,000,000

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2025

Principal Amount		Value

$250,000,000	BNP Paribas Securities Corp., dated 9/30/25; due 10/1/25 at 4.21% with maturity value of $250,029,236 (fully collateralized by Fannie Mae, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 10/31/26 to 9/1/55 at rates ranging from 2.00% to 8.00%, aggregate original par and fair value of $320,027,339 and $255,000,000, respectively)	$250,000,000
100,000,000	BNP Paribas Securities Corp., dated 9/30/25; due 10/1/25 at 4.20% with maturity value of $100,011,667 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/15/26 to 2/15/52 at rates ranging from 0.00% to 4.63%, aggregate original par and fair value of $117,182,512 and $102,000,000, respectively)	100,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 357,000,000)	350,000,000

350,000,000	Citigroup Global Markets, Inc., dated 9/30/25; due 10/1/25 at 4.20% with maturity value of $350,040,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/28/27 to 6/15/28 at rates ranging from 3.88% to 4.13%, aggregate original par and fair value of $351,732,400 and $357,000,091, respectively)	350,000,000
350,000,000	Citigroup Global Markets, Inc., dated 9/30/25; due 10/1/25 at 4.20% with maturity value of $350,040,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/30/27 to 7/15/28 at rates ranging from 3.88% to 4.13%, aggregate original par and fair value of $352,497,200 and $357,000,058, respectively)	350,000,000
200,000,000	Citigroup Global Markets, Inc., dated 9/30/25; due 10/7/25 at 4.16% with maturity value of $200,161,778 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/28 to 2/28/30 at rates ranging from 3.75% to 4.00%, aggregate original par and fair value of $200,711,900 and $204,000,029, respectively)	200,000,000
150,000,000	Citigroup Global Markets, Inc., dated 9/30/25; due 10/1/25 at 4.19% with maturity value of $150,017,458 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/15/28 to 11/30/28 at rates ranging from 2.38% to 4.88%, aggregate original par and fair value of $147,656,100 and $153,000,033, respectively)	150,000,000
100,000,000	Citigroup Global Markets, Inc., dated 9/30/25; due 11/19/25 at 4.25% with maturity value of $101,133,333 (fully collateralized by Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 11/15/27 to 11/20/67 at rates ranging from 2.25% to 10.75%, aggregate original par and fair value of $101,637,006 and $102,000,096, respectively)	100,000,000
100,000,000	Citigroup Global Markets, Inc., dated 9/30/25; due 11/4/25 at 4.31% with maturity value of $101,089,472 (fully collateralized by Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 3/15/27 to 3/15/66 at rates ranging from 2.25% to 10.50%, aggregate original par and fair value of $104,943,540 and $102,000,004, respectively)	100,000,000

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2025

Principal Amount		Value
$100,000,000	Citigroup Global Markets, Inc., dated 9/30/25; due 10/8/25 at 4.39% with maturity value of $101,109,694 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/31/28 to 2/29/28 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $101,255,100 and $102,000,088, respectively)	$100,000,000
100,000,000	Citigroup Global Markets, Inc., dated 9/30/25; due 12/15/25 at 4.07% with maturity value of $101,062,722 (fully collateralized by U.S. Treasury security with maturity date of 7/31/28 at a rate 4.13%, original par and fair value of $100,031,000 and $102,000,074, respectively)	100,000,000

	Total Value of Citigroup Global Markets, Inc., (collateral value of $ 1,479,000,473)	1,450,000,000

200,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/25; due 10/1/25 at 4.20% with maturity value of $200,023,333 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/55 to 5/1/55 at rates ranging from 5.00% to 6.00%, aggregate original par and fair value of $207,066,873 and $204,000,000, respectively)	200,000,000
200,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/25; due 10/1/25 at 4.16% with maturity value of $200,023,111 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/1/52 to 10/1/54 at rates ranging from 3.00% to 6.50%, aggregate original par and fair value of $251,998,373 and $204,000,000, respectively)	200,000,000
200,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/25; due 10/7/25 at 4.16% with maturity value of $200,161,778 (fully collateralized by Fannie Mae securities with maturity dates ranging from 9/1/52 to 5/1/55 at rates ranging from 5.00% to 5.50%, aggregate original par and fair value of $218,745,281 and $204,000,000, respectively)	200,000,000
150,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/25; due 10/1/25 at 4.18% with maturity value of $150,017,417 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 10/31/29 to 12/31/30 at rates ranging from 3.75% to 4.13%, aggregate original par and fair value of $149,897,000 and $153,000,066, respectively)	150,000,000
146,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/25; due 10/1/25 at 4.20% with maturity value of $146,017,033 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/31/26 to 12/31/30 at rates ranging from 3.75% to 4.88%, aggregate original par and fair value of $145,966,700 and $148,920,088, respectively)	146,000,000

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2025

Principal Amount		Value
$ 50,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/25; due 10/1/25 at 4.12% with maturity value of $50,005,722 (fully collateralized by U.S. Treasury security with maturity date of 3/31/28 at a rate 1.25%, original par and fair value of $54,062,200 and $51,000,009, respectively)	$50,000,000
30,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/25; due 10/1/25 at 4.19% with maturity value of $30,003,492 (fully collateralized by U.S. Treasury security with maturity date of 8/15/29 at a rate 1.63%, original par and fair value of $32,919,900 and $30,600,043, respectively)	30,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 995,520,206)	976,000,000

250,000,000	Fixed Income Clearing Corporation, dated 9/30/25; due 10/1/25 at 4.20% with maturity value of $250,029,167 (fully collateralized by U.S. Treasury security with maturity date of 1/15/34 at a rate 1.75%, original par and fair value of $240,653,100 and 255,000,053, respectively)	250,000,000

	Total Value of Fixed Income Clearing Corporation, (collateral value of $ 255,000,053)	250,000,000

550,000,000	Goldman Sachs & Co. LLC, dated 9/30/25; due 10/1/25 at 4.19% with maturity value of $550,064,014 (fully collateralized by Fannie Mae, Freddie Mac and Ginnie Mae securities with maturity dates ranging from 2/1/28 to 6/15/62 at rates ranging from 2.00% to 6.50%, aggregate original par and fair value of $903,974,808 and $561,000,000, respectively)	550,000,000
200,000,000	Goldman Sachs & Co. LLC, dated 9/30/25; due 10/7/25 at 4.15% with maturity value of $200,161,389 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 6/20/55 to 9/15/64 at rates ranging from 2.80% to 5.50%, aggregate original par and fair value of $204,379,049 and $204,000,000, respectively)	200,000,000
100,000,000	Goldman Sachs & Co. LLC, dated 9/30/25; due 10/1/25 at 3.75% with maturity value of $100,010,417 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/26 to 11/15/43 at rates ranging from 0.00% to 4.63%, aggregate original par and fair value of $100,420,528 and $102,000,001, respectively)	100,000,000

	Total Value of Goldman Sachs & Co. LLC, (collateral value of $ 867,000,001)	850,000,000

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2025

Principal Amount		Value

$300,000,000	ING Financial Markets LLC, dated 9/30/25; due 10/2/25 at 4.16% with maturity value of $300,242,667 (fully collateralized by U.S. Treasury security with maturity date of 4/15/27 at a rate 0.13%, original par and fair value of $271,151,400 and $306,000,004, respectively)	$300,000,000

	Total Value of ING Financial Markets LLC, (collateral value of $ 306,000,004)	300,000,000

300,000,000	National Australia Bank, dated 9/30/25; due 10/1/25 at 4.15% with maturity value of $300,034,583 (fully collateralized by U.S. Treasury security with maturity date of 9/30/27 at a rate 3.50%, original par and fair value of $306,655,000 and 306,014,139, respectively)	300,000,000

	Total Value of National Australia Bank, (collateral value of $ 306,014,139)	300,000,000

750,000,000	TD Securities (USA), dated 9/30/25; due 10/1/25 at 4.18% with maturity value of $750,087,083 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/40 to 2/15/55 at rates ranging from 1.88% to 5.00%, aggregate original par and fair value of $949,260,800 and $765,000,087, respectively)	750,000,000
200,000,000	TD Securities (USA), dated 9/30/25; due 10/7/25 at 4.17% with maturity value of $200,162,167 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/50 to 1/1/55 at rates ranging from 3.50% to 7.00%, aggregate original par and fair value of $253,693,174 and $204,000,000, respectively)	200,000,000

	Total Value of TD Securities (USA), (collateral value of $ 969,000,087)	950,000,000

500,000,000	Wells Fargo Securities LLC, dated 9/30/25; due 10/1/25 at 4.21% with maturity value of $500,058,472 (fully collateralized by Freddie Mac securities with maturity dates ranging from 11/1/27 to 9/1/55 at rates ranging from 1.50% to 7.50%, aggregate original par and fair value of $742,185,934 and $510,000,000, respectively)	500,000,000
500,000,000	Wells Fargo Securities LLC, dated 9/30/25; due 10/6/25 at 4.15% with maturity value of $500,403,472 (fully collateralized by Fannie Mae securities with maturity dates ranging from 5/1/30 to 9/1/55 at rates ranging from 1.50% to 7.00%, aggregate original par and fair value of $523,593,907 and $510,000,000, respectively)	500,000,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2025

Principal Amount		Value
$300,000,000	Wells Fargo Securities LLC, dated 9/30/25; due 10/7/25 at 4.15% with maturity value of $300,242,083 (fully collateralized by Fannie Mae securities with maturity dates ranging from 11/1/35 to 10/1/55 at rates ranging from 2.00% to 6.50%, aggregate original par and fair value of $352,155,435 and $306,000,000, respectively)	$300,000,000
100,000,000	Wells Fargo Securities LLC, dated 9/30/25; due 10/17/25 at 4.13% with maturity value of $100,344,167 (fully collateralized by Fannie Mae securities with maturity dates ranging from 9/1/31 to 6/1/55 at rates ranging from 2.00% to 6.50%, aggregate original par and fair value of $117,445,500 and $102,000,000, respectively)	100,000,000
100,000,000	Wells Fargo Securities LLC, dated 9/30/25; due 10/15/25 at 4.39% with maturity value of $101,121,889 (fully collateralized by Fannie Mae securities with maturity dates ranging from 5/1/26 to 9/1/55 at rates ranging from 1.50% to 8.00%, aggregate original par and fair value of $127,336,939 and $102,000,000, respectively)	100,000,000
100,000,000	Wells Fargo Securities LLC, dated 9/30/25; due 12/1/25 at 4.20% with maturity value of $101,050,000 (fully collateralized by U.S. Treasury security with maturity date of 2/15/54 at a rate 2.13%, original par and fair value of $104,334,600 and $102,000,047, respectively)	100,000,000
100,000,000	Wells Fargo Securities LLC, dated 9/30/25; due 10/31/25 at 4.14% with maturity value of $100,356,500 (fully collateralized by Fannie Mae securities with maturity dates ranging from 5/1/32 to 10/1/55 at rates ranging from 2.00% to 6.50%, aggregate original par and fair value of $115,240,472 and $102,000,001, respectively)	100,000,000
100,000,000	Wells Fargo Securities LLC, dated 9/30/25; due 10/3/25 at 4.39% with maturity value of $101,048,722 (fully collateralized by Fannie Mae security with maturity date of 8/1/55 at a rate 5.50%, original par and fair value of $101,732,336 and $102,000,000, respectively)	100,000,000

	Total Value of Wells Fargo Securities LLC, (collateral value of $ 1,836,000,048)	1,800,000,000

Total Repurchase Agreements		9,646,000,000

(Cost $9,646,000,000)

Total Investments		$18,308,368,347
(Cost $18,308,368,347)(d) — 99.1%

Other assets in excess of liabilities — 0.9%		171,878,677

NET ASSETS — 100.0%		$18,480,247,024

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2025

(a)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The rate represents effective yield at the time of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

MTN - Medium Term Note

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

11

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2025

RBC BlueBay U.S. Government Money Market Fund
Assets:
Investments, at value (cost $8,662,368,347)	$8,662,368,347
Repurchase agreements, at value (cost $9,646,000,000)	9,646,000,000
Cash	54,954,311
Interest and dividend receivable	39,205,813
Receivable for investments sold	103,061,369
Prepaid expenses and other assets	100,635

Total Assets	18,505,690,475

Liabilities:
Distributions payable	22,284,252
Accrued expenses and other payables:
Investment advisory fees	1,651,032
Accounting fees	339,318
Audit fees	43,328
Professional fees	5,075
Distribution fees	778,034
Custodian fees	31,824
Shareholder reports	123,324
Transfer agent fees	36,879
Other	150,385

Total Liabilities	25,443,451

Net Assets	$18,480,247,024

Net Assets Consists of:
Capital	$18,480,553,213
Accumulated earnings	(306,189)

Net Assets	$18,480,247,024

12

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

September 30, 2025

RBC BlueBay U.S. Government Money Market Fund
Net Assets
Class A	$757,803,967
Institutional Class 1	13,602,179,046
Institutional Class 2	3,737,299,230
Investor Class	382,964,781

Total	$18,480,247,024

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	757,792,104
Institutional Class 1	13,602,482,511
Institutional Class 2	3,737,287,725
Investor Class	383,012,517

Total	18,480,574,857

Net Asset Values and Redemption Prices Per Share:
Class A	$1.00

Institutional Class 1	$1.00

Institutional Class 2	$1.00

Investor Class	$1.00

See Notes to the Financial Statements.

13

FINANCIAL STATEMENTS

Statement of Operations

For the Year Ended September 30, 2025

RBC BlueBay U.S. Government Money Market Fund
Investment Income:
Interest income	$667,729,365

Expenses:
Investment advisory fees	14,996,037
Distribution fees–Class A	253,297
Distribution fees–Institutional Class 2	5,563,202
Distribution fees–Investor Class	3,897,173
Accounting fees	843,852
Audit fees	28,604
Custodian fees	268,968
Insurance fees	31,716
Legal fees	372,562
Registrations and filing fees	356,276
Shareholder reports	523,350
Transfer agent fees–Class A	25,934
Transfer agent fees–Institutional Class 1	176,197
Transfer agent fees–Investor Class	5,961
Trustees’ fees and expenses	712,067
Tax expense	5,476
Other fees	195,514

Total expenses before fee waiver/reimbursement	28,256,186
Expenses waived/reimbursed by:
Distributor - Class Specific	(482,998)

Net expenses	27,773,188

Net Investment Income	639,956,177

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	14,342

Change in net assets resulting from operations	$639,970,519

See Notes to the Financial Statements.

14

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay U.S. Government Money Market Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
From Investment Activities
Operations:
Net investment income	$639,956,177	$781,087,445
Net realized gains/(losses) from investments	14,342	(2)

Change in net assets resulting from operations	639,970,519	781,087,443

Distributions to Shareholders:
Class A	(10,414,060)	(205,672)
Institutional Class 1	(460,809,488)	(583,896,522)
Institutional Class 2	(155,214,336)	(175,537,030)
Investor Class	(13,506,030)	(22,202,345)

Change in net assets resulting from shareholder distributions	(639,943,914)	(781,841,569)

Capital Transactions: (Note 5)
Proceeds from shares issued	127,014,417,027	144,323,802,984
Distributions reinvested	415,791,966	513,793,819
Cost of shares redeemed	(124,430,298,727)	(142,708,431,666)

Change in net assets resulting from capital transactions	2,999,910,266	2,129,165,137

Net increase in net assets	2,999,936,871	2,128,411,011
Net Assets:
Beginning of year	15,480,310,153	13,351,899,142

End of year	$18,480,247,024	$15,480,310,153

Share Transactions:
Issued	127,014,417,027	144,323,802,984
Reinvested	415,778,692	513,793,819
Redeemed	(124,430,298,727)	(142,708,431,666)

Change in shares resulting from capital transactions	2,999,896,992	2,129,165,137

See Notes to the Financial Statements.

15

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/25	$1.00	0.04	—(b)	0.04	(0.04)	(0.04)	$1.00
Year Ended 9/30/24	1.00	0.05	—(b)	0.05	(0.05)	(0.05)	1.00
Period Ended 9/30/23(c)	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Institutional Class 1
Year Ended 9/30/25	$1.00	0.04	—(b)	0.04	(0.04)	(0.04)	$1.00
Year Ended 9/30/24	1.00	0.05	—(b)	0.05	(0.05)	(0.05)	1.00
Year Ended 9/30/23	1.00	0.05	(0.01)(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Institutional Class 2
Year Ended 9/30/25	$1.00	0.04	—(b)	0.04	(0.04)	(0.04)	$1.00
Year Ended 9/30/24	1.00	0.05	—(b)	0.05	(0.05)	(0.05)	1.00
Year Ended 9/30/23	1.00	0.04	—(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Investor Class
Year Ended 9/30/25	$1.00	0.03	—(b)	0.03	(0.03)	(0.03)	$1.00
Year Ended 9/30/24	1.00	0.04	—(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/23	1.00	0.03	0.01(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	—	—	—(b)	—(b)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from June 8, 2023, (commencement of operations) through September 30, 2023.

16

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Year (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
Class A
Year Ended 9/30/25	4.31%	$ 758	0.23%	4.12%	0.23%
Year Ended 9/30/24	5.26%	8	0.25%(a)	5.06%	0.34%
Period Ended 9/30/23(b)	1.58%(c)	—	0.25%(a)(d)	4.94%(d)	5.53%(d)
Institutional Class 1
Year Ended 9/30/25	4.43%	$13,602	0.12%	4.33%	0.12%
Year Ended 9/30/24	5.39%	11,701	0.14%	5.25%	0.14%
Year Ended 9/30/23	4.54%	8,244	0.13%(e)	4.74%	0.17%
Year Ended 9/30/22	0.60%	2,724	0.07%(e)	0.29%	0.17%
Year Ended 9/30/21	0.02%	11,201	0.09%(e)	0.02%	0.17%
Institutional Class 2
Year Ended 9/30/25	4.28%	$ 3,737	0.27%	4.19%	0.27%
Year Ended 9/30/24	5.24%	3,383	0.27%	5.12%	0.27%
Year Ended 9/30/23	4.39%	3,705	0.28%	4.36%	0.28%
Year Ended 9/30/22	0.52%	2,967	0.15%(f)	0.43%	0.27%
Year Ended 9/30/21	0.02%	3,935	0.09%(f)	0.02%	0.27%
Investor Class
Year Ended 9/30/25	3.52%	$ 383	1.00%	3.47%	1.12%
Year Ended 9/30/24	4.49%	389	1.00%	4.40%	1.12%
Year Ended 9/30/23	3.64%	1,403	1.00%	3.38%	1.13%
Year Ended 9/30/22	0.25%	3,012	0.36%(g)	0.18%	1.12%
Year Ended 9/30/21	0.02%	5,218	0.08%(g)	0.02%	1.12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

During the periods ended September 30, 2024 and September 30, 2023, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.01% and 5.19%, if such voluntary waivers were excluded for the period ended September 30, 2024 and for the period ended September 30, 2023. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

17

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

(b)	For the period from June 8, 2023, (commencement of operations) through September 30, 2023.

(c)	Not annualized.

(d)	Annualized.

(e)

During the periods ended September 30, 2023, September 30, 2022 and September 30, 2021, the Advisor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.03%, 0.09% and 0.08%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2023, September 30, 2022 and September 30, 2021. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(f)

During the periods ended September 30, 2022 and September 30, 2021, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.11% and 0.18%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022 and September 30, 2021. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(g)

During the periods ended September 30, 2022 and September 30, 2021, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.65% and 0.92%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022 and September 30, 2021. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

See Notes to the Financial Statements.

18

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 17 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the RBC BlueBay U.S. Government Money Market Fund (“Fund”).

The Fund offers four share classes: Class A, Institutional Class 1, Institutional Class 2 and Investor Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Fund financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund financial statements.

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund financial statements.

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost, and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Amortized cost approximates

19

NOTES TO FINANCIAL STATEMENTS

the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or the Advisor determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

20

NOTES TO FINANCIAL STATEMENTS

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Fund’s investments as of September 30, 2025 is as follows:

Fund	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
RBC BlueBay U.S. Government Money Market Fund	$—	18,308,368,347	$—	18,308,368,347

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

21

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintains sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of September 30, 2025, the Fund held when-issued securities and details are included in the Schedules of Portfolio Investments.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not had prior claims or losses pursuant to these contracts.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the fund as follows:

Annual Rate
RBC BlueBay U.S. Government Money Market Fund	0.10%

Institutional Class 1 of the Fund may pay an annual shareholder services administration fee of up to 0.05% of the average daily net assets attributable to Institutional Class 1 shares that is used to reimburse or compensate a servicing agent (or pay the Advisor, which the Advisor will use to reimburse or compensate a servicing agent) for its efforts and expenses incurred in connection with servicing shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM-US has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for Institutional Class 1 and, effective October 1, 2025, at 0.25% for Class A until January 31, 2027. During the year ended September 30, 2025, there were no fees waived under this agreement.

22

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The Advisor has invested in and, as of September 30, 2025, owns 92,690,960 shares of the Fund, representing 0.5% of total Fund net assets.

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to Class A, Institutional Class 2 and Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	Class A	Institutional Class 2	Investor Class
12b-1 Plan Fee	0.10%	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
Class A	0.25%
Institutional Class 2	0.30%
Investor Class	1.00%

23

NOTES TO FINANCIAL STATEMENTS

This expense limitation agreement is in place until January 31, 2027 with respect to Institutional Class 2 and Investor Class. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At September 30, 2025, the amount subject to possible recoupment under the expense limitation agreement is $482,998.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the year ended September 30, 2025, the following distribution fees were waived either contractually or voluntarily:

Share Class	Distribution Fees Waived
Investor Class	$482,998

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

Transactions for the period were as follows:

	RBC BlueBay U.S. Government Money Market Fund
	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,080,845,246	$12,533,021
Distributions reinvested	10,414,109	205,620
Cost of shares redeemed	(341,052,137)	(5,561,821)

Change in Class A	$750,207,218	$7,176,820

Institutional Class 1
Proceeds from shares issued	$118,599,286,565	$136,638,198,300
Distributions reinvested	236,657,518	317,329,653
Cost of shares redeemed	(116,934,513,125)	(133,497,752,696)

Change in Institutional Class 1	$1,901,430,958	$3,457,775,257

Institutional Class 2
Proceeds from shares issued	$6,908,075,030	$6,884,015,012
Distributions reinvested	155,214,307	174,218,234
Cost of shares redeemed	(6,709,479,411)	(7,379,966,875)

Change in Institutional Class 2	$353,809,926	$(321,733,629)

Investor Class
Proceeds from shares issued	$426,210,186	$789,056,651
Distributions reinvested	13,506,032	22,040,312
Cost of shares redeemed	(445,254,054)	(1,825,150,274)

Change in Investor Class	$(5,537,836)	$(1,014,053,311)

Change in net assets resulting from capital transactions	$2,999,910,266	$2,129,165,137

24

NOTES TO FINANCIAL STATEMENTS

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The tax character of distributions during the year ended September 30, 2025 were as follows:

	Distributions Paid From
			Total
	Ordinary	Total Taxable	Distributions
	Income	Distributions	Paid
RBC BlueBay U.S. Government Money Market Fund	$636,404,257	$636,404,257	$636,404,257

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay U.S. Government Money Market Fund	$777,521,041	$357,739	$777,878,780	$777,878,780

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of September 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Gain	Distributions Payable	Unrealized Depreciation	Other Temporary Differences	Total Accumulated (Losses)
$21,965,869	$47,503	$(22,284,252)	$(35,309)	$—	$(306,189)

As of September 30, 2025, the Fund does not have any capital loss carryforward.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2025.

7. Line of Credit

The Fund, along with other Funds within the Trust, participates in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 25, 2026. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since

25

NOTES TO FINANCIAL STATEMENTS

multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2025 and there were no borrowings made by the Fund during the period.

8. Significant Risks

Shareholder concentration risk:

As of September 30, 2025, affiliated broker-dealer omnibus accounts in aggregate owned 28.6% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC BlueBay U.S. Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of RBC BlueBay U.S. Government Money Market Fund (one of the funds constituting RBC Funds Trust, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

November 20, 2025

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

27

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund reports a portion of the income dividends distributed during the fiscal year ended September 30, 2025, as U.S. Government Income as 100.00%.

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. For residents of California, New York and Connecticut the statutory threshold requirements were satisfied. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

The Fund reports a portion of the income dividends distributed during the fiscal year ended September 30, 2025, as Qualified Interest Income as defined in the Internal Revenue Code as 100.00%.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

28

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2025, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Fund, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement (“Agreement”) with the Advisor for the Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the advisory services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Fund; and the Fund’s performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year, information presented at both a special meeting held to review requested material related to the proposed renewal and a regular meeting at which the proposed renewal was considered, and their experience with the management and portfolio management team over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Fund vs. funds in the same category and funds in a more tailored peer group. In connection with their deliberations, the independent Trustees had the opportunity to ask questions and request additional information and were advised by and met separately with independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss the information and the Advisor’s ongoing management of the Fund. The Trustees reviewed the nature and quality of the services provided to the Fund by the Advisor, including information as to the Fund’s performance.

The Trustees were provided with comparative Morningstar data for U.S. government money market funds. The Trustees were informed that the Fund had outperformed the median return of its Morningstar category and peer group for recent periods and over the longer term. The Trustees were satisfied with the quality and capabilities of the money market fund portfolio management and analyst team and with the overall investment performance of the Fund.

The Trustees reviewed advisory fee and expense information for the Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor with a similar investment strategy and the reasons for any differences in fees, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds.

The Trustees were informed that the Fund’s net expense ratio was within the top quartile of both its peer group and its Morningstar category. The Trustees considered, and viewed favorably, arrangements to waive certain fees to achieve competitive expense levels. The Trustees reviewed profitability data for the Advisor, including year-over-year variances, in order to consider the existence of economies of scale in the provision of services by the Advisor which could be shared with the Funds through fee breakpoints or other means. The Trustees also considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Fund.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to the Advisor were reasonable and fair in light of the nature and quality of services provided under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it was in the interests of the Fund and its shareholders to approve the renewal of the Agreement as well as the continuation of the expense limitation agreement for the Fund for an additional year. In arriving at their collective decision to approve the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

29

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended September 30, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-MM AR 09-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)* /s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date December 2, 2025

By (Signature and Title)* /s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date December 2, 2025

* Print the name and title of each signing officer under his or her signature.